UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023
Name of Registrant:	Vanguard Balanced Index Fund
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2006
Item 1:	Schedule of Investments

Vanguard Balanced Index Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (60.2%)

Consumer Discretionary (6.9%)
Home Depot, Inc.	713,154	30,166
Time Warner, Inc.	1,536,196	25,793
The Walt Disney Co.	674,832	18,821
* Comcast Corp. Class A	646,478	16,912
Lowe's Cos., Inc.	248,721	16,028
Target Corp.	280,347	14,581
McDonald's Corp.	422,501	14,517
News Corp., Class A	821,806	13,650
* Starbucks Corp.	257,650	9,698
* Viacom Inc. Class B	224,316	8,703
Best Buy Co., Inc.	140,474	7,857
* Liberty Media Corp.	901,739	7,403
The McGraw-Hill Cos., Inc.	126,020	7,261
Carnival Corp.	149,661	7,089
Federated Department Stores, Inc.	91,449	6,676
Staples, Inc.	245,485	6,265
* Kohl's Corp.	104,353	5,532
CBS Corp.	224,716	5,389
NIKE, Inc. Class B	62,255	5,298
* Sears Holdings Corp.	38,846	5,137
Omnicom Group Inc.	60,624	5,047
Starwood Hotels & Resorts Worldwide, Inc.	73,520	4,979
Johnson Controls, Inc.	64,814	4,921
Gannett Co., Inc.	80,513	4,824
Harley-Davidson, Inc.	92,383	4,793
Ford Motor Co.	600,673	4,781
J.C. Penney Co., Inc. (Holding Co.)	77,976	4,710
Yum! Brands, Inc.	95,180	4,650
Harrah's Entertainment, Inc.	58,527	4,563
Clear Channel Communications, Inc.	154,657	4,486
* Coach, Inc.	127,820	4,420
Marriott International, Inc. Class A	59,603	4,089
International Game Technology	114,819	4,044
Fortune Brands, Inc.	49,041	3,954
* DIRECTV Group, Inc.	238,671	3,914
* Office Depot, Inc.	103,805	3,866
TJX Cos., Inc.	155,047	3,848
* Bed Bath & Beyond, Inc.	99,959	3,838
The Gap, Inc.	204,928	3,828
* Amazon.com, Inc.	104,492	3,815
^ General Motors Corp.	152,484	3,243
D. R. Horton, Inc.	94,998	3,156
Hilton Hotels Corp.	122,111	3,109
Pulte Homes, Inc.	73,932	2,840
Limited Brands, Inc.	114,900	2,810
Eastman Kodak Co.	96,771	2,752
Nordstrom, Inc.	68,188	2,672
Centex Corp.	42,940	2,662
* NTL Inc.	90,910	2,646
* Apollo Group, Inc. Class A	50,378	2,645
Genuine Parts Co.	58,574	2,567
* Univision Communications Inc.	72,056	2,484
* Chico's FAS, Inc.	60,964	2,478
Mattel, Inc.	136,198	2,469
Wendy's International, Inc.	39,261	2,437
Harman International Industries, Inc.	21,086	2,343
Newell Rubbermaid, Inc.	92,925	2,341
Lennar Corp. Class A	38,765	2,341
Black & Decker Corp.	26,484	2,301
H & R Block, Inc.	104,326	2,259
* IAC/InterActiveCorp	73,908	2,178
*^ Sirius Satellite Radio, Inc.	426,652	2,167
* EchoStar Communications Corp. Class A	70,859	2,117
Whirlpool Corp.	22,643	2,071
* Cablevision Systems NY Group Class A	75,801	2,024
Tribune Co.	72,778	1,996
Darden Restaurants Inc.	48,201	1,978
Sherwin-Williams Co.	39,139	1,935
* AutoZone Inc.	19,200	1,914
* MGM Mirage, Inc.	42,350	1,825
KB Home	27,718	1,801
Tiffany & Co.	47,963	1,801
Abercrombie & Fitch Co.	29,463	1,718
VF Corp.	29,985	1,706
Michaels Stores, Inc.	45,316	1,703
* Comcast Corp. Special Class A	64,798	1,693
* XM Satellite Radio Holdings, Inc.	74,979	1,670
Royal Caribbean Cruises, Ltd.	38,980	1,638
* Expedia, Inc.	80,386	1,629
Dollar General Corp.	90,445	1,598
* Liberty Global, Inc. Class A	77,730	1,591
^ Garmin Ltd.	20,000	1,589
Station Casinos, Inc.	19,683	1,562
* Las Vegas Sands Corp.	27,045	1,532
Advance Auto Parts, Inc.	36,585	1,523
* Lamar Advertising Co. Class A	28,941	1,523
Leggett & Platt, Inc.	62,158	1,515
Circuit City Stores, Inc.	61,683	1,510
* Liberty Global, Inc. Series C	75,830	1,498
Liz Claiborne, Inc.	36,029	1,476
* NVR, Inc.	1,995	1,474
* Mohawk Industries, Inc.	18,092	1,460
Washington Post Co. Class B	1,864	1,448
GTECH Holdings Corp.	42,288	1,440
Ross Stores, Inc.	49,015	1,431
Knight Ridder	22,494	1,422
The Stanley Works	27,985	1,418
* Williams-Sonoma, Inc.	33,317	1,413
Jones Apparel Group, Inc.	39,540	1,399
* Interpublic Group of Cos., Inc.	144,466	1,381
* Toll Brothers, Inc.	39,376	1,364
PETsMART, Inc.	48,403	1,362
American Eagle Outfitters, Inc.	45,470	1,358
* AutoNation, Inc.	61,777	1,331
* Getty Images, Inc.	17,773	1,331
Family Dollar Stores, Inc.	49,684	1,322
* O'Reilly Automotive, Inc.	35,924	1,313
ServiceMaster Co.	98,621	1,294
* Discovery Holding Co. Class A	85,893	1,288
* Wynn Resorts Ltd.	16,754	1,288
* Pixar, Inc.	20,038	1,285
Polo Ralph Lauren Corp.	20,698	1,255
* Career Education Corp.	33,138	1,250
Foot Locker, Inc.	52,332	1,250
E.W. Scripps Co. Class A	27,936	1,249
Brinker International, Inc.	29,167	1,232
Brunswick Corp.	31,008	1,205
New York Times Co. Class A	46,208	1,170
* CarMax, Inc.	35,421	1,158
BorgWarner, Inc.	19,166	1,151
Hasbro, Inc.	54,415	1,148
Claire's Stores, Inc.	28,741	1,044
* Penn National Gaming, Inc.	24,076	1,016
* ITT Educational Services, Inc.	15,702	1,006
* R.H. Donnelley Corp.	17,239	1,004
Outback Steakhouse, Inc.	22,749	1,001
* Dollar Tree Stores, Inc.	34,568	956
* The Cheesecake Factory Inc.	25,192	943
Ryland Group, Inc.	13,530	939
Beazer Homes USA, Inc.	14,100	926
Barnes & Noble, Inc.	19,793	915
* AnnTaylor Stores Corp.	24,728	910
* Education Management Corp.	21,683	902
Weight Watchers International, Inc.	16,936	871
Gentex Corp.	49,554	865
RadioShack Corp.	43,337	833
SCP Pool Corp.	17,478	820
* Urban Outfitters, Inc.	33,400	820
* Laureate Education Inc.	15,266	815
* The Goodyear Tire & Rubber Co.	53,957	781
Service Corp. International	99,559	777
Polaris Industries, Inc.	13,990	763
* Tractor Supply Co.	11,349	753
Snap-On Inc.	19,735	752
* Panera Bread Co.	10,000	752
* Scientific Games Corp.	21,394	752
* Saks Inc.	38,351	740
Standard Pacific Corp.	21,938	738
MDC Holdings, Inc.	11,440	736
OfficeMax, Inc.	24,157	729
Meredith Corp.	12,789	713
Dow Jones & Co., Inc.	18,011	708
CBRL Group, Inc.	15,757	692
* Sonic Corp.	19,394	681
Ruby Tuesday, Inc.	21,233	681
Boyd Gaming Corp.	13,556	677
Thor Industries, Inc.	12,482	666
Applebee's International, Inc.	26,039	639
Belo Corp. Class A	32,150	639
* Timberland Co.	18,168	622
* Rent-A-Center, Inc.	24,270	621
* Charming Shoppes, Inc.	41,256	613
* GameStop Corp. Class A	12,733	600
* Gaylord Entertainment Co.	13,140	596
Men's Wearhouse, Inc.	16,392	589
Maytag Corp.	27,495	586
Dillard's Inc.	22,395	583
Borders Group, Inc.	22,917	578
* Quiksilver, Inc.	41,440	574
* Aeropostale, Inc.	18,600	561
* Pacific Sunwear of California, Inc.	24,948	553
Choice Hotel International, Inc.	12,000	549
* Big Lots Inc.	39,242	548
* Marvel Entertainment, Inc.	26,770	539
* Payless ShoeSource, Inc.	23,350	534
Regis Corp.	15,412	531
* Jack in the Box Inc.	12,200	531
* Jarden Corp.	15,893	522
* Coldwater Creek Inc.	18,618	518
* Tommy Hilfiger Corp.	31,000	511
* Aztar Corp.	12,100	508
Strayer Education, Inc.	4,900	501
International Speedway Corp.	9,755	497
* Hovnanian Enterprises Inc. Class A	11,276	495
Orient-Express Hotel Ltd.	12,600	494
Phillips-Van Heusen Corp.	12,900	493
* Carter's, Inc.	7,294	492
* Dick's Sporting Goods, Inc.	12,363	490
Harte-Hanks, Inc.	17,899	490
* Valassis Communications, Inc.	16,458	483
* Nutri/System Inc.	9,990	475
Reader's Digest Association, Inc.	32,000	472
* Zale Corp.	16,798	471
* DeVry, Inc.	20,668	471
*^ Netflix.com, Inc.	15,850	459
John Wiley & Sons Class A	12,098	458
American Greetings Corp. Class A	21,144	457
* Sotheby's Holdings Class A	15,574	452
* Corinthian Colleges, Inc.	31,391	452
Ethan Allen Interiors, Inc.	10,659	448
* Pinnacle Entertainment, Inc.	15,800	445
* The Pantry, Inc.	7,100	443
* Select Comfort Corp.	11,125	440
* P.F. Chang's China Bistro, Inc.	8,900	439
Lee Enterprises, Inc.	13,098	436
Wolverine World Wide, Inc.	19,675	435
* The Children's Place Retail Stores, Inc.	7,500	434
* Meritage Corp.	7,900	434
* Guitar Center, Inc.	8,952	427
* Too Inc.	12,198	419
* Shuffle Master, Inc.	11,613	415
The Yankee Candle Co., Inc.	15,150	415
Matthews International Corp.	10,814	414
* Rare Hospitality International Inc.	11,738	409
Callaway Golf Co.	23,704	408
Furniture Brands International Inc.	16,573	406
Lear Corp.	22,719	403
* Hibbett Sporting Goods, Inc.	12,018	396
* CEC Entertainment Inc.	11,775	396
Jackson Hewitt Tax Service Inc.	12,500	395
* PETCO Animal Supplies, Inc.	16,600	391
* Champion Enterprises, Inc.	26,000	389
* Live Nation	19,257	382
* DreamWorks Animation SKG, Inc.	14,408	381
Tupperware Corp.	18,490	381
* The Warnaco Group, Inc.	15,600	374
Catalina Marketing Corp.	16,077	371
Arbitron Inc.	10,783	365
* Bright Horizons Family Solutions, Inc.	9,300	360
* The Dress Barn, Inc.	7,494	359
Building Materials Holding Corp.	9,800	349
The McClatchy Co. Class A	7,083	346
Entercom Communications Corp.	12,294	343
* WCI Communities, Inc.	12,150	338
Pier 1 Imports Inc.	28,984	337
Group 1 Automotive, Inc.	7,051	335
Media General, Inc. Class A	7,157	334
* Tenneco Automotive, Inc.	15,260	331
Aaron Rents, Inc. Class B	12,175	331
* Insight Enterprises, Inc.	14,998	330
* Six Flags, Inc.	32,179	328
Winnebago Industries, Inc.	10,742	326
Cooper Tire & Rubber Co.	22,693	325
ArvinMeritor, Inc.	21,481	320
Domino's Pizza, Inc.	11,200	320
Modine Manufacturing Co.	10,838	320
Bob Evans Farms, Inc.	10,733	319
* Scholastic Corp.	11,900	318
* GameStop Corp. Class B	7,341	318
* Fossil, Inc.	16,804	312
ADVO, Inc.	9,751	312
* LKQ Corp.	14,760	307
Stage Stores, Inc.	10,162	302
* The Sports Authority, Inc.	8,129	300
Burlington Coat Factory Warehouse Corp.	6,537	297
* Genesco, Inc.	7,600	296
* Vail Resorts Inc.	7,700	294
Christopher & Banks Corp.	12,602	292
United Auto Group, Inc.	6,800	292
IHOP Corp.	6,051	290
^ La-Z-Boy Inc.	17,047	290
* The Gymboree Corp.	11,100	289
Brown Shoe Co., Inc.	5,500	289
Interactive Data Corp.	12,233	287
Kellwood Co.	9,100	286
CKE Restaurants Inc.	16,251	283
* Papa John's International, Inc.	8,600	282
* Columbia Sportswear Co.	5,284	282
* Life Time Fitness, Inc.	5,879	275
Warner Music Group Corp.	12,512	271
Westwood One, Inc.	24,568	271
Regal Entertainment Group Class A	14,200	267
Sonic Automotive, Inc.	9,599	266
* Bally Technologies Inc.	15,635	266
K-Swiss, Inc.	8,800	265
* RCN Corp.	10,135	262
Landry's Restaurants, Inc.	7,384	261
The Pep Boys (Manny, Moe & Jack)	17,240	260
* Gemstar-TV Guide International, Inc.	83,311	257
* TRW Automotive Holdings Corp.	10,700	249
American Axle & Manufacturing Holdings, Inc.	14,536	249
* Jos. A. Bank Clothiers, Inc.	5,125	246
Oxford Industries, Inc.	4,700	240
* 99 Cents Only Stores	17,529	238
Tuesday Morning Corp.	10,273	237
Cato Corp. Class A	9,898	236
* Texas Roadhouse, Inc.	13,800	236
*^ Tempur-Pedic International Inc.	16,636	235
* WMS Industries, Inc.	7,800	235
Brookfield Homes Corp.	4,479	232
* RC2 Corp.	5,700	227
Finish Line, Inc.	13,675	225
Blockbuster Inc. Class A	56,186	223
* Hot Topic, Inc.	15,369	223
* Red Robin Gourmet Burgers	4,700	222
* Keystone Automotive Industries, Inc.	5,211	220
* TiVo Inc.	30,250	219
* Visteon Corp.	47,152	217
Talbots Inc.	7,978	214
* priceline.com, Inc.	8,622	214
* JAKKS Pacific, Inc.	7,961	213
* Stamps.com Inc.	5,950	210
* CSK Auto Corp.	15,110	210
*^ Cabela's Inc.	10,100	207
Citadel Broadcasting Corp.	18,600	206
* Steiner Leisure Ltd.	5,085	206
Ameristar Casinos, Inc.	7,954	205
* Interface, Inc.	14,743	204
* Fleetwood Enterprises, Inc.	18,200	203
* Universal Technical Institute Inc.	6,678	201
* Guess ?, Inc.	5,100	199
* Ryan's Restaurant Group, Inc.	13,750	199
* Blount International, Inc.	12,237	197
Hearst-Argyle Television Inc.	8,411	196
* Cumulus Media Inc.	17,430	196
Blyth, Inc.	9,324	196
Steven Madden, Ltd.	5,458	194
* Alderwoods Group, Inc.	10,781	193
* Isle of Capri Casinos, Inc.	5,797	193
* California Pizza Kitchen, Inc.	5,900	191
* Helen of Troy Ltd.	9,000	191
Speedway Motorsports, Inc.	4,985	190
Stewart Enterprises, Inc. Class A	33,000	188
Lennar Corp. Class B	3,364	188
M/I Homes, Inc.	3,900	183
Hollinger International, Inc.	21,809	183
Stein Mart, Inc.	10,466	182
* Skechers U.S.A., Inc.	7,300	182
* Steak n Shake Co.	8,582	181
Big 5 Sporting Goods Corp.	9,100	178
* MarineMax, Inc.	5,300	178
Journal Register Co.	14,275	174
* Iconix Brand Group Inc.	11,890	173
* K2 Inc.	13,764	173
The Stride Rite Corp.	11,900	172
Lone Star Steakhouse & Saloon, Inc.	6,000	171
* Cox Radio, Inc.	12,678	170
*^ Bally Total Fitness Holding Corp.	18,127	170
* Entravision Communications Corp.	18,529	170
* Emmis Communications, Inc.	10,365	166
* GSI Commerce, Inc.	9,727	165
*^ Krispy Kreme Doughnuts, Inc.	18,197	163
Movado Group, Inc.	6,976	161
* ProQuest Co.	7,489	160
Lithia Motors, Inc.	4,600	160
* Source Interlink Cos., Inc.	13,891	158
* J. Jill Group, Inc.	6,600	158
Fred's, Inc.	11,750	156
* ValueVision Media, Inc.	11,940	153
Cherokee Inc.	3,738	151
* Aftermarket Technology Corp.	6,629	150
* Drew Industries, Inc.	4,200	149
* Cosi, Inc.	13,580	149
*^ Blue Nile Inc.	4,207	148
^ Nautilus Inc.	9,900	148
Superior Industries International, Inc.	7,479	145
* William Lyon Homes, Inc.	1,500	144
* The Wet Seal, Inc. Class A	21,375	142
* Deckers Outdoor Corp.	3,500	142
Technical Olympic USA, Inc.	6,953	141
*^ Leapfrog Enterprises, Inc.	13,180	140
Triarc Cos., Inc. Class B	8,007	140
Kimball International, Inc. Class B	9,260	139
Bandag, Inc.	3,293	138
The Marcus Corp.	6,900	138
* Harris Interactive Inc.	23,900	134
* Zumiez Inc.	2,178	133
Oakley, Inc.	7,788	133
* Volcom, Inc.	3,714	132
* BJ's Restaurants Inc.	4,856	131
* O'Charley's Inc.	7,039	130
* Charter Communications, Inc.	117,432	128
*^ Overstock.com, Inc.	4,262	127
^ Pre-Paid Legal Services, Inc.	3,580	127
Ambassadors Group, Inc.	5,000	127
Russell Corp.	9,200	127
* Multimedia Games Inc.	8,500	126
Journal Communications, Inc.	9,939	123
Monaco Coach Corp.	9,194	123
Monro Muffler Brake, Inc.	3,280	122
* Avatar Holding, Inc.	1,994	122
* Cost Plus, Inc.	7,100	121
* Vertrue Inc.	2,900	121
Sinclair Broadcast Group, Inc.	14,800	121
Levitt Corp. Class A	5,450	120
* Benihana Inc. Class A	3,860	119
* dELiA*S, Inc.	12,658	118
* Youbet.com, Inc.	21,580	118
* Mediacom Communications Corp.	20,480	118
* Casual Male Retail Group, Inc.	12,050	117
* CKX, Inc.	8,973	117
* Charlotte Russe Holding Inc.	5,400	116
* Monarch Casino & Resort, Inc.	4,000	114
* Midas Inc.	5,183	113
Courier Corp.	2,548	113
Thomas Nelson, Inc.	3,850	113
* Earle M. Jorgensen Co.	7,357	111
Triarc Cos., Inc. Class A	6,100	111
Stanley Furniture Co., Inc.	3,800	111
The Buckle, Inc.	2,700	111
* New York & Co., Inc.	7,400	111
*^ Escala Group, Inc.	4,140	108
bebe stores, inc	5,850	108
*^ Build-A-Bear-Workshop, Inc.	3,500	107
AFC Enterprises, Inc.	7,585	105
* Radio One, Inc.	14,000	105
Churchill Downs, Inc.	2,700	103
World Wrestling Entertainment, Inc.	6,100	103
UniFirst Corp.	3,100	103
* Radio One, Inc. Class D	13,800	103
* LodgeNet Entertainment Corp.	6,600	103
* Cavco Industries, Inc.	2,110	103
* Playboy Enterprises, Inc. Class B	7,200	102
Kenneth Cole Productions, Inc.	3,650	101
* Martha Stewart Living Omnimedia, Inc.	5,930	100
* Citi Trends Inc.	2,500	99
* Morningstar, Inc.	2,164	97
Haverty Furniture Cos., Inc.	6,748	97
Arctic Cat, Inc.	4,000	96
* Audiovox Corp.	7,998	95
* Luby's, Inc.	7,600	95
* Riviera Holdings Corp.	5,600	94
Gray Television, Inc.	11,200	94
CPI Corp.	4,600	94
* Prestige Brands Holdings Inc.	7,635	93
* The Sportsman's Guide Inc.	3,500	93
* Conn's, Inc.	2,700	92
Handleman Co.	9,500	91
Sturm, Ruger & Co., Inc.	11,276	90
* Tarragon Realty Investors Inc. REIT	4,500	90
Sauer-Danfoss, Inc.	3,900	90
National Presto Industries, Inc.	1,820	89
* A.C. Moore Arts & Crafts, Inc.	4,858	89
* DSW Inc. Class A	2,851	89
* Sunterra Corp.	6,200	89
* Fisher Communications, Inc.	1,960	88
* Mikohn Gaming Corp.	9,136	87
* Buffalo Wild Wings Inc.	2,100	87
Skyline Corp.	2,100	87
* Reading International Inc. Class A	10,700	87
* Great Wolf Resorts, Inc.	7,418	86
* Jo-Ann Stores, Inc.	6,335	85
* Asbury Automotive Group, Inc.	4,300	85
* Denny's Corp.	17,764	85
Russ Berrie and Co., Inc.	5,538	84
* MTR Gaming Group Inc.	8,137	84
* Bluegreen Corp.	6,200	82
*^ Magna Entertainment Corp. Class A	12,013	82
* Rentrak Corp.	7,900	81
* Universal Electronics, Inc.	4,500	80
* Lin TV Corp.	8,778	79
* Saga Communications, Inc.	8,100	78
* California Coastal Communities, Inc.	2,111	78
* Unifi, Inc.	23,070	77
Dover Downs Gaming & Entertainment, Inc.	3,522	77
* Alloy, Inc.	5,675	76
* Lenox Group, Inc.	5,805	76
* PetMed Express, Inc.	4,200	75
* 4Kids Entertainment Inc.	4,300	74
Bassett Furniture Industries, Inc.	3,700	74
* Retail Ventures, Inc.	5,000	73
*^ Palm Harbor Homes, Inc.	3,400	73
* Cache, Inc.	3,950	72
* Ashworth, Inc.	7,293	72
Traffix, Inc.	12,462	72
* Steinway Musical Instruments Inc.	2,200	71
* PRIMEDIA Inc.	34,157	71
* Hartmarx Corp.	7,700	69
* America's Car-Mart, Inc.	3,100	67
CSS Industries, Inc.	2,010	66
* REX Stores Corp.	4,300	65
* Strattec Security Corp.	1,725	64
* Lodgian, Inc.	4,600	64
* Shoe Carnival, Inc.	2,550	64
* GenTek, Inc.	3,032	63
Carmike Cinemas, Inc.	2,600	63
Lifetime Brands, Inc.	2,200	62
* 1-800 Contacts, Inc.	4,592	62
* West Marine, Inc.	4,100	62
* Spanish Broadcasting System, Inc.	11,100	61
* 1-800-FLOWERS.COM, Inc.	8,637	61
* drugstore.com, Inc.	19,400	60
* Salem Communications Corp.	3,960	59
* Daily Journal Corp.	1,447	59
Koss Corp.	2,101	58
Marine Products Corp.	5,136	56
*^ Audible, Inc.	5,300	56
* Perry Ellis International Corp.	2,461	56
* Restoration Hardware, Inc.	9,701	55
* Systemax Inc.	7,500	54
* Tweeter Home Entertainment Group, Inc.	6,900	54
Coachmen Industries, Inc.	4,740	54
* Educate, Inc.	6,312	54
* Empire Resorts Inc.	10,297	53
* Rent-Way, Inc.	7,300	53
* Sharper Image Corp.	4,100	53
* Regent Communications, Inc.	11,300	52
Beasley Broadcast Group, Inc.	4,235	51
^ Charles & Colvard Ltd.	4,725	51
* Bombay Co.	15,079	50
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	13,700	49
* McCormick & Schmick's Seafood Restaurants, Inc.	1,860	47
* Zapata Corp.	7,800	47
Fedders Corp.	30,790	47
* Checkers Drive-In Restaurants, Inc.	3,150	47
* Mothers Work, Inc.	1,934	46
* Friendly Ice Cream Corp.	6,100	46
Cutter & Buck Inc.	3,800	46
Noble International, Ltd.	2,700	46
* Kirkland's, Inc.	6,400	45
* Impco Technologies Inc.	6,885	45
Cadmus Communications Corp.	2,400	44
* Century Casinos, Inc.	4,100	44
Spartan Motors, Inc.	3,729	43
Standard Motor Products, Inc.	4,700	42
* Virco Manufacturing Corp.	7,736	41
* Viacom Inc. Class A	1,040	40
* Trans World Entertainment Corp.	7,150	40
* S&K Famous Brands Inc.	2,016	40
* Hayes Lemmerz International, Inc.	14,200	39
Deb Shops, Inc.	1,285	38
* Lazare Kaplan International, Inc.	4,741	37
Syms Corp.	2,463	37
* Emerson Radio Corp.	9,600	36
* Carriage Services, Inc.	7,400	36
* Nexstar Broadcasting Group, Inc.	6,817	35
*^ Navarre Corp.	8,214	35
* Interstate Hotels & Resorts, Inc.	6,482	35
* Rubio's Restaurants, Inc.	3,622	34
* Mossimo, Inc.	6,000	33
Blockbuster Inc. Class B	8,811	32
Blair Corp.	755	31
* Knology, Inc.	4,555	31
* Stoneridge, Inc.	5,600	30
Orleans Homebuilders, Inc.	1,500	30
* Design Within Reach Inc.	5,339	30
Libbey, Inc.	4,200	30
Dover Motorsports, Inc.	5,200	29
* The Princeton Review, Inc.	4,500	27
* Rocky Shoes & Boots, Inc.	1,000	26
* Famous Dave's of America, Inc.	2,000	26
Movie Gallery, Inc.	8,618	26
CBS Corp. Class A	1,040	25
* Applica Inc.	7,300	24
Hancock Fabrics, Inc.	6,300	23
* Pomeroy IT Solutions, Inc.	2,700	23
Superior Uniform Group, Inc.	2,008	22
Bandag, Inc. Class A	587	21
* Dura Automotive Systems, Inc.	8,693	21
* Young Broadcasting Inc.	5,997	20
* Buca, Inc.	3,829	19
* New Frontier Media, Inc.	2,500	19
* Fairchild Corp.	7,141	19
* Shiloh Industries, Inc.	900	17
* Digital Generation Systems	24,193	17
* Hollywood Media Corp.	3,400	16
Bon-Ton Stores, Inc.	500	16
* Comstock Homebuilding Cos., Inc.	1,367	15
* Paxson Communications Corp.	14,597	14
* Proliance International Inc.	2,412	13
* The Smith & Wollensky Restaurant Group, Inc.	2,284	13
* Exide Technologies	4,454	13
* R&B, Inc.	1,217	12
Escalade, Inc.	1,100	12
* WPT Enterprises Inc.	1,600	12
* Enesco Group, Inc.	5,599	11
* Pegasus Communications Corp.	4,045	11
* Image Entertainment, Inc.	3,000	11
* The Dixie Group, Inc.	711	11
* Concord Camera Corp.	8,900	10
* Dominion Homes, Inc.	1,000	10
* Syntax-Brillian Corp.	2,225	10
Flexsteel Industries, Inc.	701	10
* Mestek, Inc.	700	9
* Wilsons The Leather Experts Inc.	2,200	9
* Trump Entertainment Resorts, Inc. Warrants Exp. 5/22/06	2,413	8
* Gander Mountain Co.	800	8
News Corp., Class B	400	7
* Collectors Universe, Inc.	500	7
* Triple Crown Media, Inc.	1,120	7
* Mity-Lite Inc.	300	6
Knape & Vogt Manufacturing Co.	300	6
Craftmade International, Inc.	300	6
* Tarrant Apparel Group, Inc.	3,500	4
* Cobra Electronics Corp.	398	4
* Innovo Group Inc.	4,000	3
* PC Mall, Inc.	400	3
* EVCI Career Colleges Holding Corp.	1,701	3
* Culp, Inc.	400	2
* Celebrate Express, Inc.	100	1
* Tag-It Pacific, Inc.	600	—
* Bush Industries, Inc. (Escrow)	2,400	—
* Gadzooks, Inc.	4,700	—

		575,843

Consumer Staples (4.7%)
The Procter & Gamble Co.	1,153,381	66,457
Altria Group, Inc.	699,156	49,542
Wal-Mart Stores, Inc.	838,716	39,620
PepsiCo, Inc.	557,000	32,189
The Coca-Cola Co.	718,933	30,102
Walgreen Co.	339,833	14,657
Anheuser-Busch Cos., Inc.	260,642	11,148
Colgate-Palmolive Co.	174,145	9,944
Kimberly-Clark Corp.	156,801	9,063
Costco Wholesale Corp.	158,456	8,582
CVS Corp.	273,266	8,162
Sysco Corp.	208,261	6,675
Archer-Daniels-Midland Co.	197,331	6,640
General Mills, Inc.	107,471	5,447
Avon Products, Inc.	154,229	4,807
* The Kroger Co.	231,533	4,714
Sara Lee Corp.	254,963	4,559
H.J. Heinz Co.	112,612	4,270
Kellogg Co.	88,621	3,903
Safeway, Inc.	151,326	3,801
ConAgra Foods, Inc.	174,809	3,751
Reynolds American Inc.	29,765	3,140
Wm. Wrigley Jr. Co.	48,203	3,085
Whole Foods Market, Inc.	46,272	3,074
The Clorox Co.	50,678	3,033
The Hershey Co.	57,718	3,015
Albertson's, Inc.	105,663	2,712
Kraft Foods Inc.	84,454	2,560
Campbell Soup Co.	75,955	2,461
UST, Inc.	55,220	2,297
Bunge Ltd.	37,675	2,099
Coca-Cola Enterprises, Inc.	87,660	1,783
* Dean Foods Co.	45,456	1,765
* Constellation Brands, Inc. Class A	66,640	1,669
Molson Coors Brewing Co. Class B	23,643	1,622
Estee Lauder Cos. Class A	41,526	1,544
The Pepsi Bottling Group, Inc.	48,740	1,481
SuperValu Inc.	45,928	1,416
McCormick & Co., Inc.	40,267	1,363
Carolina Group	26,500	1,253
Alberto-Culver Co. Class B	26,455	1,170
Tyson Foods, Inc.	76,776	1,055
* Energizer Holdings, Inc.	19,688	1,043
Brown-Forman Corp. Class B	13,275	1,022
* Smithfield Foods, Inc.	30,039	881
Hormel Foods Corp.	25,697	869
Del Monte Foods Co.	67,903	805
Church & Dwight, Inc.	21,655	800
J.M. Smucker Co.	18,938	752
* BJ's Wholesale Club, Inc.	22,766	717
* Rite Aid Corp.	177,838	711
Corn Products International, Inc.	23,600	698
* Hansen Natural Corp.	4,400	555
PepsiAmericas, Inc.	22,401	548
Flowers Foods, Inc.	17,746	527
* NBTY, Inc.	19,844	447
Longs Drug Stores, Inc.	9,550	442
* United Natural Foods, Inc.	12,600	441
* Herbalife Ltd.	12,900	436
* Performance Food Group Co.	12,835	400
Lancaster Colony Corp.	9,451	397
* Ralcorp Holdings, Inc.	10,233	389
Delta & Pine Land Co.	12,175	367
Nu Skin Enterprises, Inc.	20,101	352
Casey's General Stores, Inc.	15,400	352
* Central Garden and Pet Co.	6,275	333
* Hain Celestial Group, Inc.	12,235	320
Universal Corp. (VA)	8,700	320
Pilgrim's Pride Corp.	14,744	320
Ruddick Corp.	11,609	282
* Spectrum Brands Inc.	12,900	280
* TreeHouse Foods Inc.	9,911	263
Seaboard Corp.	160	255
Chiquita Brands International, Inc.	14,136	237
* Central European Distribution Corp.	6,100	235
Tootsie Roll Industries, Inc.	7,187	210
* Chattem, Inc.	5,305	200
* Elizabeth Arden, Inc.	8,538	199
* The Great Atlantic & Pacific Tea Co., Inc.	5,700	199
* Wild Oats Markets Inc.	8,411	171
* USANA Health Sciences, Inc.	4,050	169
J & J Snack Foods Corp.	5,000	168
* Playtex Products, Inc.	15,500	162
Lance, Inc.	6,800	153
WD-40 Co.	4,812	148
Weis Markets, Inc.	3,152	140
The Topps Co., Inc.	15,382	135
Vector Group Ltd.	6,959	133
Nash-Finch Co.	4,356	130
Sanderson Farms, Inc.	5,719	128
* Peet's Coffee & Tea Inc.	4,134	124
Alliance One International, Inc.	25,388	123
* Revlon, Inc. Class A	37,262	118
Andersons, Inc.	1,400	110
* Pathmark Stores, Inc.	9,844	103
Arden Group Inc. Class A	1,011	94
Spartan Stores, Inc.	7,200	92
Mannatech, Inc.	5,250	91
* Boston Beer Co., Inc. Class A	3,000	78
* Smart & Final Inc.	4,700	77
* Griffin Land & Nurseries, Inc.	2,257	70
* Gold Kist Inc.	5,028	64
Alico, Inc.	1,367	62
* Darling International, Inc.	13,200	62
* Green Mountain Coffee Roasters, Inc.	1,520	60
Coca-Cola Bottling Co.	1,300	60
Inter Parfums, Inc.	2,950	59
Farmer Brothers, Inc.	2,598	58
National Beverage Corp.	4,800	56
* Parlux Fragrances, Inc.	1,700	55
Nature's Sunshine Inc.	4,267	53
* John B. Sanfilippo & Son, Inc.	2,600	41
American Italian Pasta Co.	5,620	35
Premium Standard Farms Inc.	1,962	34
* Star Scientific, Inc.	10,062	31
* Omega Protein Corp.	4,700	27
Oil-Dri Corp. of America	1,300	26
Ingles Markets, Inc.	1,200	21
* Lifeway Foods, Inc.	1,667	20
Imperial Sugar Co.	600	18
* Schiff Nutrition International, Inc.	2,700	16
* Monterey Pasta Co.	2,700	12
* Medifast, Inc.	1,000	9
* PriceSmart, Inc.	1,139	9
MGP Ingredients, Inc.	200	3
Calavo Growers, Inc.	300	3
* Hines Horticulture, Inc.	500	2
* Integrated Biopharma, Inc.	200	2
* Vermont Pure Holdings, Ltd.	800	1

		392,850

Energy (5.6%)
ExxonMobil Corp.	2,088,571	127,110
Chevron Corp.	753,707	43,692
ConocoPhillips Co.	442,506	27,944
Schlumberger Ltd.	197,736	25,027
Occidental Petroleum Corp.	144,406	13,379
Halliburton Co.	172,115	12,568
Valero Energy Corp.	197,284	11,794
Burlington Resources, Inc.	126,916	11,665
Marathon Oil Corp.	122,947	9,365
* Transocean Inc.	110,723	8,891
Devon Energy Corp.	141,914	8,681
Baker Hughes, Inc.	114,674	7,844
Anadarko Petroleum Corp.	74,978	7,573
Apache Corp.	110,741	7,255
EOG Resources, Inc.	81,056	5,836
* Weatherford International Ltd.	116,967	5,351
XTO Energy, Inc.	116,100	5,058
GlobalSantaFe Corp.	81,939	4,978
Peabody Energy Corp.	88,496	4,461
Williams Cos., Inc.	192,807	4,124
Amerada Hess Corp.	28,017	3,990
* Nabors Industries, Inc.	53,083	3,800
BJ Services Co.	108,720	3,762
Noble Corp.	45,890	3,722
* National Oilwell Varco Inc.	57,991	3,718
Chesapeake Energy Corp.	116,878	3,671
Sunoco, Inc.	45,764	3,550
Kerr-McGee Corp.	37,112	3,543
Kinder Morgan, Inc.	36,349	3,344
* Ultra Petroleum Corp.	52,100	3,246
Murphy Oil Corp.	56,262	2,803
Smith International, Inc.	71,564	2,788
El Paso Corp.	222,186	2,677
ENSCO International, Inc.	51,404	2,645
Noble Energy, Inc.	59,058	2,594
CONSOL Energy, Inc.	31,100	2,306
Diamond Offshore Drilling, Inc.	21,671	1,940
Pioneer Natural Resources Co.	43,060	1,905
* Grant Prideco, Inc.	43,504	1,864
Patterson-UTI Energy, Inc.	55,557	1,776
* Southwestern Energy Co.	54,800	1,764
* Newfield Exploration Co.	40,652	1,703
* Cooper Cameron Corp.	38,120	1,680
* Pride International, Inc.	53,506	1,668
Arch Coal, Inc.	21,788	1,655
Rowan Cos., Inc.	36,795	1,618
Tesoro Petroleum Corp.	23,100	1,579
* Denbury Resources, Inc.	38,800	1,229
Helmerich & Payne, Inc.	17,445	1,218
Cimarex Energy Co.	27,757	1,201
Range Resources Corp.	43,748	1,195
* FMC Technologies Inc.	22,084	1,131
Frontier Oil Corp.	18,082	1,073
Tidewater Inc.	19,204	1,061
Pogo Producing Co.	20,226	1,016
* Plains Exploration & Production Co.	25,185	973
* Helix Energy Solutions Group, Inc.	24,990	947
Massey Energy Co.	26,049	940
Western Gas Resources, Inc.	18,844	909
* Maverick Tube Corp.	16,900	896
TODCO Class A	20,966	826
Cabot Oil & Gas Corp.	16,700	800
St. Mary Land & Exploration Co.	19,087	779
* Unit Corp.	13,200	736
* Cheniere Energy, Inc.	17,400	706
* Forest Oil Corp.	18,946	704
* Kinder Morgan Management, LLC	15,856	698
* Superior Energy Services, Inc.	24,095	646
* TETRA Technologies, Inc.	11,725	552
* Hanover Compressor Co.	29,474	549
* Quicksilver Resources, Inc.	14,100	545
* Veritas DGC Inc.	11,787	535
* Universal Compression Holdings, Inc.	10,337	524
* Hydrill Co.	6,700	522
* Houston Exploration Co.	9,909	522
* Lone Star Technologies, Inc.	9,371	519
* Oceaneering International, Inc.	9,010	516
* Whiting Petroleum Corp.	12,524	513
Foundation Coal Holdings, Inc.	12,200	502
* Oil States International, Inc.	13,390	493
* Encore Acquisition Co.	15,600	484
Holly Corp.	6,443	478
* SEACOR Holdings Inc.	6,026	477
* Atwood Oceanics, Inc.	4,666	471
* Grey Wolf, Inc.	62,510	465
OMI Corp.	25,400	458
Penn Virginia Corp.	6,400	454
Overseas Shipholding Group Inc.	9,459	453
* W-H Energy Services, Inc.	9,900	440
* KCS Energy, Inc.	16,900	439
* Global Industries Ltd.	29,574	429
* KFX, Inc.	23,494	428
Berry Petroleum Class A	6,200	424
* Comstock Resources, Inc.	14,200	422
* Core Laboratories NV	8,800	418
* Alpha Natural Resources, Inc.	17,386	402
World Fuel Services Corp.	9,095	368
* Stone Energy Corp.	8,240	364
* Swift Energy Co.	9,700	363
USEC Inc.	29,330	353
CARBO Ceramics Inc.	6,200	353
* Parker Drilling Co.	35,800	332
* Remington Oil & Gas Corp.	7,300	316
* Bill Barrett Corp.	9,667	315
* Giant Industries, Inc.	4,400	306
* NS Group Inc.	6,400	295
* Atlas America, Inc.	6,066	290
* Energy Partners, Ltd.	12,270	289
* Mariner Energy Inc.	13,832	284
* Bristow Group, Inc.	8,700	269
* Petrohawk Energy Corp.	18,254	250
* Hornbeck Offshore Services, Inc.	6,900	249
* ATP Oil & Gas Corp.	5,654	248
* Parallel Petroleum Corp.	13,440	248
General Maritime Corp.	7,400	247
* Petroleum Development Corp.	5,391	245
* Pioneer Drilling Co.	14,508	238
* Dril-Quip, Inc.	3,300	234
Lufkin Industries, Inc.	4,200	233
* Warren Resources Inc.	15,320	228
* Newpark Resources, Inc.	27,541	226
* Delta Petroleum Corp.	10,634	224
* Input/Output, Inc.	22,300	217
*^ Pacific Ethanol, Inc.	9,279	200
* Rentech, Inc.	45,400	197
W&T Offshore, Inc.	4,297	173
*^ Transmeridian Exploration Inc.	31,519	170
RPC Inc.	7,350	168
* Goodrich Petroleum Corp.	6,014	162
*^ James River Coal Co.	4,588	156
Crosstex Energy, Inc.	1,982	154
* Gasco Energy Inc.	26,900	151
* TransMontaigne Inc.	15,346	151
* Syntroleum Corp.	18,052	149
* The Meridian Resource Corp.	36,700	149
* Carrizo Oil & Gas, Inc.	5,607	146
* The Exploration Co. of Delaware, Inc.	12,953	146
* Enbridge Energy Management LLC	3,235	138
* Gulfmark Offshore, Inc.	4,900	136
* Toreador Resources Corp.	4,252	132
* PetroQuest Energy, Inc.	12,400	125
* Harvest Natural Resources, Inc.	12,300	120
* Brigham Exploration Co.	13,179	115
* CanArgo Energy Corp	105,700	115
* Edge Petroleum Corp.	4,400	110
* PHI Inc. Non-Voting	2,924	107
Resource America, Inc.	5,286	105
* Credo Pete Corp.	4,650	101
* McMoRan Exploration Co.	5,597	100
*^ Willbros Group, Inc.	4,900	100
* Callon Petroleum Co.	4,361	92
*^ Tri-Valley Corp.	10,800	86
Maritrans Inc.	3,400	83
* Bois d'Arc Energy, Inc.	4,958	83
* Clayton Williams Energy, Inc.	1,988	81
Gulf Island Fabrication, Inc.	3,314	78
* Double Eagle Petroleum Co.	4,232	78
* Vaalco Energy, Inc.	11,100	74
* NATCO Group Inc.	2,600	70
* FX Energy, Inc.	11,200	59
* GeoGlobal Resources Inc.	5,400	52
* GMX Resources Inc.	1,000	37
* Endeavor International Corp.	11,500	33
* Dawson Geophysical	1,200	33
* Harken Energy Corp.	47,590	31
* U.S. Energy Corp.	4,023	29
* Westmoreland Coal Co.	1,000	26
* Infinity, Inc.	3,200	25
* Abraxas Petroleum Corp.	3,818	22
* Matrix Service Co.	1,600	18
Barnwell Industries, Inc.	600	14
MarkWest Hydrocarbon, Inc.	500	11

	469,500

Financials (12.9%)
Citigroup, Inc.	1,698,079	80,200
Bank of America Corp.	1,559,026	70,998
American International Group, Inc.	740,692	48,952
JPMorgan Chase & Co.	1,174,826	48,919
Wells Fargo & Co.	561,400	35,856
Wachovia Corp.	547,115	30,666
Merrill Lynch & Co., Inc.	292,184	23,012
Morgan Stanley	325,657	20,458
The Goldman Sachs Group, Inc.	128,601	20,185
American Express Co.	375,159	19,715
U.S. Bancorp	609,831	18,600
Fannie Mae	324,894	16,699
Freddie Mac	232,308	14,171
Washington Mutual, Inc.	329,243	14,032
Prudential Financial, Inc.	169,480	12,848
MetLife, Inc.	254,498	12,310
Lehman Brothers Holdings, Inc.	76,422	11,045
The Allstate Corp.	206,883	10,781
The St. Paul Travelers, Cos. Inc.	232,417	9,713
The Bank of New York Co., Inc.	258,479	9,315
SunTrust Banks, Inc.	115,408	8,397
The Hartford Financial Services Group Inc.	100,763	8,116
* Berkshire Hathaway Inc. Class A	89	8,041
Capital One Financial Corp.	97,333	7,837
AFLAC Inc.	167,986	7,581
Countrywide Financial Corp.	201,055	7,379
SLM Corp.	140,310	7,288
National City Corp.	207,848	7,254
BB&T Corp.	182,374	7,149
State Street Corp.	110,310	6,666
PNC Financial Services Group	98,308	6,617
Progressive Corp. of Ohio	63,009	6,569
The Chubb Corp.	67,214	6,415
Charles Schwab Corp.	367,832	6,330
Fifth Third Bancorp	158,673	6,245
Simon Property Group, Inc. REIT	71,558	6,021
Moody's Corp.	84,240	6,020
Golden West Financial Corp.	87,787	5,961
ACE Ltd.	108,353	5,635
Lincoln National Corp.	99,030	5,406
The Chicago Mercantile Exchange	11,589	5,186
Regions Financial Corp.	146,264	5,144
Genworth Financial Inc.	153,032	5,116
Marsh & McLennan Cos., Inc.	173,971	5,108
Legg Mason Inc.	40,737	5,105
KeyCorp	137,117	5,046
Mellon Financial Corp.	140,649	5,007
Bear Stearns Co., Inc.	36,056	5,001
Franklin Resources Corp.	50,663	4,774
North Fork Bancorp, Inc.	159,941	4,611
The Principal Financial Group, Inc.	94,330	4,603
Equity Office Properties Trust REIT	136,609	4,587
Equity Residential REIT	97,047	4,541
Loews Corp.	43,596	4,412
ProLogis REIT	81,854	4,379
Vornado Realty Trust REIT	42,439	4,074
Aon Corp.	91,627	3,803
XL Capital Ltd. Class A	58,700	3,763
General Growth Properties Inc. REIT	76,083	3,718
CIT Group Inc.	67,314	3,603
Boston Properties, Inc. REIT	37,898	3,534
Archstone-Smith Trust REIT	71,106	3,468
Ameriprise Financial, Inc.	75,491	3,402
* E*TRADE Financial Corp.	125,975	3,399
Comerica, Inc.	55,439	3,214
AmSouth Bancorp	117,118	3,168
T. Rowe Price Group Inc.	39,557	3,094
Northern Trust Corp.	58,858	3,090
Marshall & Ilsley Corp.	67,017	2,921
Kimco Realty Corp. REIT	70,240	2,855
Ambac Financial Group, Inc.	35,471	2,823
Zions Bancorp	33,307	2,755
MBIA, Inc.	45,156	2,715
Avalonbay Communities, Inc. REIT	24,755	2,701
Sovereign Bancorp, Inc.	120,362	2,637
M & T Bank Corp.	22,723	2,594
Hudson City Bancorp, Inc.	190,819	2,536
Host Marriott Corp. REIT	113,230	2,423
Plum Creek Timber Co. Inc. REIT	62,088	2,293
Synovus Financial Corp.	84,258	2,283
Public Storage, Inc. REIT	28,089	2,282
W.R. Berkley Corp.	38,553	2,238
Cincinnati Financial Corp.	53,098	2,234
TD Ameritrade Holding Corp.	101,732	2,123
SAFECO Corp.	41,592	2,088
UnumProvident Corp.	100,609	2,060
MGIC Investment Corp.	30,651	2,042
Commerce Bancorp, Inc.	55,574	2,037
Everest Re Group, Ltd.	21,600	2,017
Compass Bancshares Inc.	39,712	2,010
Torchmark Corp.	34,956	1,996
Fidelity National Financial, Inc.	55,499	1,972
Huntington Bancshares Inc.	80,805	1,950
Developers Diversified Realty Corp. REIT	34,849	1,908
Assurant, Inc.	37,400	1,842
Popular, Inc.	88,709	1,842
Duke Realty Corp. REIT	46,427	1,762
The Macerich Co. REIT	23,385	1,729
Janus Capital Group Inc.	72,943	1,690
Radian Group, Inc.	27,953	1,684
* CB Richard Ellis Group, Inc.	20,802	1,679
First Horizon National Corp.	40,238	1,676
Leucadia National Corp.	27,244	1,625
Old Republic International Corp.	73,333	1,600
Mercantile Bankshares Corp.	41,556	1,598
AMB Property Corp. REIT	28,746	1,560
Regency Centers Corp. REIT	23,005	1,546
White Mountains Insurance Group Inc.	2,551	1,517
Apartment Investment & Management Co. Class A REIT	32,289	1,514
The St. Joe Co.	24,009	1,509
American Capital Strategies, Ltd.	42,850	1,507
iStar Financial Inc. REIT	38,128	1,460
SL Green Realty Corp. REIT	14,200	1,441
^ Allied Capital Corp.	46,897	1,435
New York Community Bancorp, Inc.	81,658	1,431
* AmeriCredit Corp.	46,227	1,421
Associated Banc-Corp	41,557	1,412
Liberty Property Trust REIT	29,735	1,402
The PMI Group Inc.	30,134	1,384
UnionBanCal Corp.	19,544	1,371
Federal Realty Investment Trust REIT	17,828	1,341
United Dominion Realty Trust REIT	46,480	1,327
Brown & Brown, Inc.	39,716	1,319
Health Care Properties Investors REIT	45,758	1,300
HCC Insurance Holdings, Inc.	37,289	1,298
A.G. Edwards & Sons, Inc.	25,957	1,294
Reckson Associates Realty Corp. REIT	27,923	1,279
* Conseco, Inc.	51,150	1,270
Camden Property Trust REIT	17,580	1,267
Nuveen Investments, Inc. Class A	26,119	1,258
* Affiliated Managers Group, Inc.	11,463	1,222
PartnerRe Ltd.	18,876	1,172
Rayonier Inc. REIT	25,630	1,168
Weingarten Realty Investors REIT	28,621	1,166
Colonial BancGroup, Inc.	46,643	1,166
TD Banknorth, Inc.	39,612	1,163
Axis Capital Holdings Ltd.	38,000	1,136
Shurgard Storage Centers, Inc. Class A REIT	16,954	1,130
Federated Investors, Inc.	28,925	1,130
Protective Life Corp.	22,360	1,112
City National Corp.	14,132	1,085
First American Corp.	27,407	1,073
Hospitality Properties Trust REIT	24,245	1,059
TCF Financial Corp.	40,843	1,052
Ventas, Inc. REIT	31,435	1,043
Independence Community Bank Corp.	25,011	1,042
Commerce Bancshares, Inc.	19,955	1,031
Investors Financial Services Corp.	21,892	1,026
Arden Realty Group, Inc. REIT	22,729	1,026
Eaton Vance Corp.	37,120	1,016
Forest City Enterprise Class A	21,468	1,012
StanCorp Financial Group, Inc.	18,698	1,012
* Markel Corp.	2,990	1,010
Mack-Cali Realty Corp. REIT	20,989	1,007
Astoria Financial Corp.	32,495	1,006
RenaissanceRe Holdings Ltd.	22,800	995
Jefferies Group, Inc.	16,764	981
Pan Pacific Retail Properties, Inc. REIT	13,797	978
* Nasdaq Stock Market Inc.	24,377	976
BRE Properties Inc. Class A REIT	17,290	968
Fulton Financial Corp.	55,855	961
Hanover Insurance Group Inc.	18,243	956
Brandywine Realty Trust REIT	29,887	949
^ Thornburg Mortgage, Inc. REIT	35,009	947
CapitalSource Inc. REIT	37,652	937
Bank of Hawaii Corp.	17,373	926
New Plan Excel Realty Trust REIT	35,412	919
Valley National Bancorp	35,791	917
Jones Lang Lasalle Inc.	11,811	904
Wilmington Trust Corp.	20,741	899
IndyMac Bancorp, Inc.	21,871	895
Arthur J. Gallagher & Co.	32,101	893
Cullen/Frost Bankers, Inc.	16,546	889
SEI Investments Co.	21,904	888
Webster Financial Corp.	18,256	885
CarrAmerica Realty Corp. REIT	19,632	876
Sky Financial Group, Inc.	32,912	872
CBL & Associates Properties, Inc. REIT	20,488	870
*^ NYSE Group Inc.	10,600	840
Nationwide Financial Services, Inc.	19,475	838
HRPT Properties Trust REIT	71,153	835
Raymond James Financial, Inc.	28,180	833
Trizec Properties, Inc. REIT	31,551	812
Essex Property Trust, Inc. REIT	7,328	797
AmerUs Group Co.	13,184	794
New Century Financial Corp. REIT	17,050	785
Unitrin, Inc.	16,451	765
Kilroy Realty Corp. REIT	9,800	757
Health Care Inc. REIT	19,491	743
Potlatch Corp. REIT	17,033	730
Whitney Holdings Corp.	20,558	729
Realty Income Corp. REIT	30,006	726
Colonial Properties Trust REIT	14,414	723
Alexandria Real Estate Equities, Inc. REIT	7,528	718
Taubman Co. REIT	17,200	717
Mercury General Corp.	13,055	717
Washington Federal Inc.	29,565	715
BlackRock, Inc.	4,994	699
East West Bancorp, Inc.	18,024	695
Ohio Casualty Corp.	21,762	690
Crescent Real Estate, Inc. REIT	32,393	683
* Investment Technology Group, Inc.	13,637	679
* Philadelphia Consolidated Holding Corp.	19,887	679
Waddell & Reed Financial, Inc.	28,687	663
FirstMerit Corp.	26,860	662
First Industrial Realty Trust REIT	15,264	652
* SVB Financial Group	12,024	638
National Financial Partners Corp.	11,225	634
People's Bank	19,329	633
* Arch Capital Group Ltd.	10,900	629
Endurance Specialty Holdings Ltd.	19,300	628
The South Financial Group, Inc.	23,934	626
First Midwest Bancorp, Inc.	16,854	616
Healthcare Realty Trust Inc. REIT	16,297	609
KKR Financial Corp. REIT	27,051	607
* Covanta Holding Corp.	35,953	599
American Financial Group, Inc.	14,387	599
UCBH Holdings, Inc.	31,502	596
Cathay General Bancorp	15,530	585
Post Properties, Inc. REIT	13,054	581
Corporate Office Properties Trust, Inc. REIT	12,697	581
BancorpSouth, Inc.	24,121	579
Westamerica Bancorporation	11,018	572
Platinum Underwriters Holdings, Ltd.	19,600	570
Sunstone Hotel Investors, Inc. REIT	19,275	558
Pennsylvania REIT	12,549	552
Maguire Properties, Inc. REIT	15,100	551
NewAlliance Bancshares, Inc.	37,881	547
LaSalle Hotel Properties REIT	13,260	544
First Niagara Financial Group, Inc.	36,721	538
Highwood Properties, Inc. REIT	15,855	535
Mills Corp. REIT	19,022	533
Zenith National Insurance Corp.	11,053	532
Transatlantic Holdings, Inc.	9,070	530
Nationwide Health Properties, Inc. REIT	24,637	530
Home Properties, Inc. REIT	10,306	527
Aspen Insurance Holdings Ltd.	21,330	526
* ProAssurance Corp.	10,100	525
* Alleghany Corp.	1,792	519
Selective Insurance Group	9,650	511
Washington REIT	14,077	511
Reinsurance Group of America, Inc.	10,787	510
Pacific Capital Bancorp	15,002	508
Annaly Mortgage Management Inc. REIT	41,762	507
American Financial Realty Trust REIT	43,500	507
American Home Mortgage Investment Corp. REIT	16,206	506
Friedman, Billings, Ramsey Group, Inc. REIT	53,888	505
Trustmark Corp.	15,903	503
Delphi Financial Group, Inc.	9,743	503
Erie Indemnity Co. Class A	9,493	500
The Phoenix Cos., Inc.	30,630	499
Old National Bancorp	22,724	492
Fremont General Corp.	22,507	485
^ The First Marblehead Corp.	11,175	483
IPC Holdings Ltd.	17,200	482
Downey Financial Corp.	7,086	477
Greater Bay Bancorp	17,107	475
United Bankshares, Inc.	12,325	472
Wintrust Financial Corp.	8,032	467
Chittenden Corp.	16,027	464
Texas Regional Bancshares, Inc.	15,733	464
BioMed Realty Trust, Inc. REIT	15,600	462
Strategic Hotels and Resorts, Inc. REIT	19,700	459
* Knight Capital Group, Inc. Class A	32,668	455
Hilb, Rogal and Hamilton Co.	10,900	449
Assured Guaranty Ltd.	17,900	448
Montpelier Re Holdings Ltd.	27,408	447
International Bancshares Corp.	15,337	441
Senior Housing Properties Trust REIT	24,154	437
MAF Bancorp, Inc.	9,776	428
Cousins Properties, Inc. REIT	12,778	427
Commerce Group, Inc.	8,000	423
R.L.I. Corp.	7,330	420
Park National Corp.	3,930	419
Susquehanna Bancshares, Inc.	16,194	417
Umpqua Holdings Corp.	14,638	417
* Trammell Crow Co.	11,600	414
UICI	11,179	414
Provident Bankshares Corp.	11,202	408
Commercial Net Lease Realty REIT	17,409	406
LandAmerica Financial Group, Inc.	5,900	400
* Berkshire Hathaway Inc. Class B	132	398
International Securities Exchange, Inc.	9,516	396
Longview Fibre Co. REIT	15,100	390
Provident Financial Services Inc.	21,526	390
^ Novastar Financial, Inc. REIT	11,600	388
Mid-America Apartment Communities, Inc. REIT	7,033	385
Sterling Financial Corp.	13,270	385
Lexington Corporate Properties Trust REIT	17,653	368
* First Federal Financial Corp.	6,132	367
* Signature Bank	11,231	366
Inland Real Estate Corp. REIT	22,354	365
* Piper Jaffray Cos., Inc.	6,510	358
Doral Financial Corp.	30,961	358
BOK Financial Corp.	7,512	357
FelCor Lodging Trust, Inc. REIT	16,868	356
* Argonaut Group, Inc.	9,929	353
Hancock Holding Co.	7,555	351
First BanCorp Puerto Rico	28,300	350
TrustCo Bank NY	28,459	346
Trustreet Properties, Inc. REIT	22,555	343
EastGroup Properties, Inc. REIT	7,200	342
Equity Lifestyle Properties, Inc. REIT	6,850	341
Newcastle Investment Corp. REIT	14,231	340
* MeriStar Hospitality Corp. REIT	32,609	338
UMB Financial Corp.	4,809	338
First Commonwealth Financial Corp.	22,996	337
Citizens Banking Corp.	12,472	335
Boston Private Financial Holdings, Inc.	9,863	333
First Citizens BancShares Class A	1,719	332
Spirit Finance Corp. REIT	27,165	331
Entertainment Properties Trust REIT	7,834	329
Max Re Capital Ltd.	13,800	328
Global Signal, Inc. REIT	6,660	328
Central Pacific Financial Co.	8,903	327
Corus Bankshares Inc.	5,490	326
Scottish Re Group Ltd.	13,100	325
F.N.B. Corp.	18,781	321
United Community Banks, Inc.	11,400	321
Glimcher Realty Trust REIT	11,234	319
PS Business Parks, Inc. REIT	5,702	319
Redwood Trust, Inc. REIT	7,326	317
CVB Financial Corp.	18,523	317
Franklin Street Properties Corp. REIT	14,887	315
Student Loan Corp.	1,350	315
U-Store-It Trust REIT	15,495	312
Tanger Factory Outlet Centers, Inc. REIT	8,978	309
Alabama National BanCorporation	4,500	308
W Holding Co., Inc.	38,755	305
Heritage Property Investment Trust REIT	7,696	305
Sovran Self Storage, Inc. REIT	5,500	304
Republic Bancorp, Inc.	25,163	303
Glacier Bancorp, Inc.	9,719	302
First Republic Bank	7,950	301
Equity One, Inc. REIT	11,983	294
Cash America International Inc.	9,787	294
Omega Healthcare Investors, Inc. REIT	20,766	291
Brookline Bancorp, Inc.	18,619	288
Chemical Financial Corp.	8,921	288
NBT Bancorp, Inc.	12,353	287
First Community Bancorp	4,954	286
National Penn Bancshares Inc.	13,357	284
PrivateBancorp, Inc.	6,802	282
MCG Capital Corp.	20,000	282
Infinity Property & Casualty Corp.	6,741	281
S & T Bancorp, Inc.	7,676	281
Calamos Asset Management, Inc.	7,504	281
*^ LaBranche & Co. Inc.	17,699	280
Extra Space Storage Inc. REIT	15,979	275
PFF Bancorp, Inc.	8,109	273
Impac Mortgage Holdings, Inc. REIT	28,200	272
Stewart Information Services Corp.	5,720	269
Town & Country Trust REIT	6,600	268
Bank Mutual Corp.	22,611	268
Frontier Financial Corp.	8,100	268
* Accredited Home Lenders Holding Co.	5,200	266
Horace Mann Educators Corp.	13,985	263
First Charter Corp.	10,600	262
RAIT Investment Trust REIT	9,255	261
Amcore Financial, Inc.	8,200	259
Equity Inns, Inc. REIT	15,600	253
Sterling Bancshares, Inc.	14,000	253
BankUnited Financial Corp.	9,285	251
Harbor Florida Bancshares, Inc.	6,600	250
MB Financial, Inc.	7,050	250
Advanta Corp. Class A	7,263	248
Digital Realty Trust, Inc. REIT	8,700	245
* Nelnet, Inc.	5,800	242
Community Bank System, Inc.	10,800	241
Harleysville National Corp.	10,492	239
Financial Federal Corp.	8,100	237
Community Banks, Inc.	8,174	233
Innkeepers USA Trust REIT	13,700	232
Greenhill & Co., Inc.	3,500	231
American Equity Investment Life Holding Co.	16,100	231
Gold Banc Corp., Inc.	12,600	231
Hanmi Financial Corp.	12,669	229
Commercial Capital Bancorp, Inc.	16,133	227
* CompuCredit Corp.	6,159	227
DiamondRock Hospitality Co. REIT	16,361	226
Westbanco Inc.	6,851	225
Glenborough Realty Trust, Inc. REIT	10,300	224
Fidelity National Title Group, Inc. Class A	9,799	223
Fidelity Bankshares, Inc.	6,602	222
Mid-State Bancshares	7,500	221
BankAtlantic Bancorp, Inc. Class A	15,335	221
Capitol Federal Financial	6,744	218
Prosperity Bancshares, Inc.	7,200	218
Highland Hospitality Corp. REIT	16,800	214
Saxon Inc. REIT	20,436	213
City Holding Co.	5,695	210
* USI Holdings Corp.	12,919	208
Northwest Bancorp, Inc.	8,313	206
National Health Investors REIT	8,100	206
TierOne Corp.	6,016	204
* Navigators Group, Inc.	4,093	203
Alfa Corp.	11,801	202
Anthracite Capital Inc. REIT	18,400	202
* Triad Guaranty, Inc.	4,300	202
First Financial Bankshares, Inc.	5,210	200
Getty Realty Holding Corp. REIT	6,827	199
optionsXpress Holdings Inc.	6,767	197
Anchor Bancorp Wisconsin Inc.	6,479	196
First Financial Bancorp	11,782	196
United Fire & Casualty Co.	5,801	191
Parkway Properties Inc. REIT	4,369	191
Community Trust Bancorp Inc.	5,623	191
* Franklin Bank Corp.	9,815	189
Sun Communities, Inc. REIT	5,326	188
* Portfolio Recovery Associates, Inc.	4,000	187
Provident New York Bancorp, Inc.	14,330	186
Sandy Spring Bancorp, Inc.	4,800	182
Partners Trust Financial Group, Inc.	15,296	182
FBL Financial Group, Inc. Class A	5,283	182
* Texas Capital Bancshares, Inc.	7,557	181
* Pinnacle Financial Partners, Inc.	6,604	181
* Ocwen Financial Corp.	17,700	181
* First Cash Financial Services, Inc.	8,900	178
Advance America Cash Advance Centers Inc.	12,359	178
Saul Centers, Inc. REIT	4,043	178
Capitol Bancorp Ltd.	3,790	177
* Universal American Financial Corp.	11,457	176
Independent Bank Corp. (MI)	6,177	176
TriCo Bancshares	6,178	175
KNBT Bancorp Inc.	10,617	174
Acadia Realty Trust REIT	7,300	172
Bank of the Ozarks, Inc.	4,708	172
MFA Mortgage Investments, Inc. REIT	27,000	171
Presidential Life Corp.	6,700	170
Flagstar Bancorp, Inc.	11,054	167
Ramco-Gershenson Properties Trust REIT	5,510	167
Old Second Bancorp, Inc.	5,015	165
* BankFinancial Corp.	10,340	165
IBERIABANK Corp.	2,900	164
National Western Life Insurance Co. Class A	700	163
Sterling Financial Corp. (PA)	7,418	162
* Virginia Commerce Bancorp, Inc.	4,431	159
Columbia Banking System, Inc.	4,734	158
Cardinal Financial Corp.	11,648	158
* Tejon Ranch Co.	3,200	156
Ashford Hospitality Trust REIT	12,461	155
LTC Properties, Inc. REIT	6,600	154
Deerfield Triarc Capital Corp. REIT	11,324	153
Fieldstone Investment Corp. REIT	12,880	152
First Financial Corp. (IN)	5,081	151
Nara Bancorp, Inc.	8,589	151
GMH Communities Trust REIT	12,909	150
Safety Insurance Group, Inc.	3,289	150
Cascade Bancorp	5,045	149
First Potomac REIT	5,236	148
* United America Indemnity, Ltd.	6,400	147
* World Acceptance Corp.	5,337	146
First Merchants Corp.	5,502	146
Omega Financial Corp.	4,300	146
State Auto Financial Corp.	4,317	146
Independent Bank Corp. (MA)	4,500	145
WSFS Financial Corp.	2,300	145
PremierWest Bancorp	7,800	144
Capital Trust Class A REIT	4,599	143
* Tradestation Group Inc.	10,317	143
Heritage Commerce Corp.	5,700	143
Main Street Banks, Inc.	5,500	142
U.S.B. Holding Co., Inc.	6,127	141
* AmericanWest Bancorporation	5,296	140
Virginia Financial Group, Inc.	3,500	140
* Stifel Financial Corp.	3,200	140
First Indiana Corp.	5,007	140
Dime Community Bancshares	9,712	140
* Sun Bancorp, Inc. (NJ)	7,153	139
W.P. Stewart & Co., Ltd.	6,609	139
First Busey Corp.	6,511	137
Capital City Bank Group, Inc.	3,850	137
Gramercy Capital Corp. REIT	5,483	137
SWS Group, Inc.	5,214	136
* Western Alliance Bancorp	3,640	135
* The Bancorp Inc.	5,475	134
Integra Bank Corp.	5,850	134
First Source Corp.	4,449	133
Seacoast Banking Corp. of Florida	4,564	133
First Bancorp (NC)	5,917	132
21st Century Insurance Group	8,370	132
Universal Health Realty Income REIT	3,600	132
Midwest Banc Holdings, Inc.	5,040	131
Midland Co.	3,736	131
Oriental Financial Group Inc.	8,981	130
Kite Realty Group Trust REIT	8,123	130
Arbor Realty Trust, Inc. REIT	4,800	130
* CNA Surety Corp.	7,710	129
Placer Sierra Bancshares	4,500	128
Simmons First National Corp.	4,300	128
First Financial Holdings, Inc.	4,035	128
American Campus Communities, Inc. REIT	4,900	127
Cedar Shopping Centers, Inc. REIT	8,000	127
HomeBanc Corp. REIT	14,400	127
Washington Trust Bancorp, Inc.	4,493	126
West Coast Bancorp	4,500	126
Lakeland Bancorp, Inc.	8,050	125
Macatawa Bank Corp.	3,300	125
Suffolk Bancorp	3,600	125
* American Physicians Capital, Inc.	2,600	125
* FPIC Insurance Group, Inc.	3,300	125
Investors Real Estate Trust REIT	13,053	125
Wilshire Bancorp Inc.	6,650	124
Interchange Financial Services Corp.	6,412	122
Capital Corp. of the West	3,272	120
First South Bancorp, Inc.	3,168	120
* EZCORP, Inc.	4,046	119
Sterling Bancorp	5,785	119
Abington Community Bankcorp, Inc.	8,752	119
* Pacific Mercantile Bancorp	5,991	119
Center Financial Corp.	4,915	119
Southwest Bancorp, Inc.	5,344	119
Southside Bancshares, Inc.	5,868	119
Community Bancorp Inc.	3,163	117
Government Properties Trust, Inc. REIT	12,220	117
Harleysville Group, Inc.	3,917	116
Irwin Financial Corp.	5,987	116
Hersha Hospitality Trust REIT	11,800	116
Union Bankshares Corp.	2,500	114
Pennfed Financial Services, Inc.	5,948	114
Winston Hotels, Inc. REIT	10,000	114
R & G Financial Corp. Class B	8,947	113
Western Sierra Bancorp	2,454	111
* Asset Acceptance Capital Corp.	5,694	111
* Boykin Lodging Co. REIT	9,812	111
Yardville National Bancorp	3,002	110
NetBank, Inc.	15,222	110
ASTA Funding, Inc.	3,300	110
Renasant Corp.	2,970	110
Gladstone Commercial Corp. REIT	5,400	109
BancTrust Financial Group, Inc.	4,933	109
* PMA Capital Corp. Class A	10,712	109
Bank of Granite Corp.	5,350	108
Willow Grove Bancorp, Inc.	6,120	108
Anworth Mortgage Asset Corp. REIT	13,762	108
Coastal Financial Corp.	7,821	108
First Place Financial Corp.	4,336	108
Foothill Independent Bancorp	4,113	107
Consolidated-Tomoka Land Co.	1,700	106
Banner Corp.	3,100	105
Bedford Property Investors, Inc. REIT	3,900	105
Tompkins Trustco, Inc.	2,173	105
Peapack Gladstone Financial Corp.	4,063	104
Arrow Financial Corp.	3,792	104
Urstadt Biddle Properties Class A REIT	5,766	104
Heritage Financial Corp.	3,576	104
* Ace Cash Express, Inc.	4,150	103
Mainsource Financial Group, Inc.	5,449	103
* Banc Corp.	8,558	101
* GFI Group Inc.	1,942	101
Luminent Mortgage Capital, Inc. REIT	12,400	101
* Stratus Properties Inc.	4,104	101
Great Southern Bancorp, Inc.	3,476	100
Bristol West Holdings, Inc.	5,200	100
Clifton Savings Bancorp, Inc.	9,271	99
First Community Bancshares, Inc.	3,079	98
CoBiz Inc.	4,773	98
TIB Financial Corp.	3,257	98
Atlantic Coast Federal Corp.	6,551	96
Mission West Properties Inc. REIT	8,100	95
Affordable Residential Communities REIT	9,049	95
HMN Financial, Inc.	2,721	95
CFS Bancorp, Inc.	6,300	94
MortgageIT Holdings Inc. REIT	8,660	94
Flushing Financial Corp.	5,352	93
Direct General Corp.	5,426	92
^ Odyssey Re Holdings Corp.	4,250	92
First State Bancorporation	3,468	92
German American Bancorp	6,797	91
Sizeler Property Investors, Inc. REIT	6,151	91
Farmers Capital Bank Corp.	2,861	90
Mercantile Bank Corp.	2,310	90
* Bay View Capital Corp.	5,107	89
North Valley Bancorp	4,918	88
Camden National Corp.	2,300	88
United Mobile Homes, Inc. REIT	5,759	88
* Republic First Bancorp, Inc.	5,991	88
* Ameriserv Financial Inc.	17,572	88
* First Mariner Bancorp, Inc.	4,561	87
Eastern Virginia Bankshares, Inc.	3,773	87
CityBank Lynnwood (WA)	1,877	87
FNB Financial Services Corp.	5,428	87
Camco Financial Corp.	6,005	86
Heartland Financial USA, Inc.	3,655	86
Capital Southwest Corp.	901	86
Provident Financial Holdings, Inc.	2,632	86
* PICO Holdings, Inc.	2,596	85
ITLA Capital Corp.	1,761	85
* eSPEED, Inc. Class A	10,601	84
Capital Lease Funding, Inc. REIT	7,600	84
OceanFirst Financial Corp.	3,436	84
Lakeland Financial Corp.	1,799	84
Gamco Investors Inc. Class A	2,093	84
American Mortgage Acceptance Co. REIT	5,200	83
Greater Community Bancorp	5,469	83
Pulaski Financial Corp.	5,046	83
Security Bank Corp.	3,272	83
Correctional Properties Trust REIT	3,300	83
Horizon Financial Corp.	3,195	82
Newmil Bancorp, Inc.	2,732	81
* Consumer Portfolio Services, Inc.	9,900	81
Republic Bancorp, Inc. Class A	3,983	81
Cohen & Steers, Inc.	3,300	81
Peoples Bancorp, Inc.	2,687	81
State Bancorp, Inc.	5,243	80
Education Realty Trust, Inc. REIT	5,222	80
* Aether Holdings, Inc.	20,676	80
S.Y. Bancorp, Inc.	3,000	79
Clark, Inc.	6,700	79
Univest Corp. of Pennsylvania	3,105	79
BancFirst Corp.	1,800	78
Massbank Corp.	2,371	78
Citizens 1st Bancorp, Inc.	2,748	78
Unity Bancorp, Inc.	4,808	77
Merchants Bancshares, Inc.	3,111	76
Tower Group, Inc.	3,300	76
First Federal Bancshares of Arkansas, Inc.	2,933	75
Bryn Mawr Bank Corp.	3,402	75
Royal Bancshares of Pennsylvania, Inc.	3,046	75
Opteum Inc. REIT	8,621	74
United Community Financial Corp.	5,993	73
Thomas Properties Group, Inc.	5,320	72
LSB Corp.	4,028	72
Sound Federal Bancorp Inc.	3,500	72
Charter Financial Corp.	1,879	72
Summit Bancshares, Inc.	3,697	71
FNB Corp. (VA)	2,060	70
* Encore Capital Group, Inc.	4,723	70
Windrose Medical Properties Trust REIT	4,600	69
Sanders Morris Harris Group Inc.	4,314	69
Capstead Mortgage Corp. REIT	9,712	68
* Citizens, Inc.	13,269	68
Baldwin & Lyons, Inc. Class B	2,573	68
Federal Agricultural Mortgage Corp. Class A	3,500	68
Aames Investment Corp. REIT	11,943	68
Medallion Financial Corp.	4,980	67
* Community Bancorp	2,150	67
Associated Estates Realty Corp. REIT	5,808	65
* Ampal-American Israel Corp.	14,344	65
Wainwright Bank & Trust Co.	6,055	63
NYMAGIC, Inc.	2,100	63
HF Financial Corp.	3,313	62
* Quanta Capital Holdings Ltd.	20,724	62
Berkshire Hills Bancorp, Inc.	1,741	61
Jefferson Bancshares, Inc.	4,500	61
MutualFirst Financial Inc.	2,926	61
Independence Holding Co.	2,602	60
Comm Bancorp, Inc.	1,386	60
West Bancorporation	2,968	59
Taylor Capital Group, Inc.	1,500	59
BNP Residential Properties, Inc. REIT	3,489	59
Flag Financial Corp.	3,300	59
* United PanAm Financial Corp.	1,892	58
New York Mortgage Trust, Inc. REIT	10,700	58
National Health Realty Inc. REIT	2,900	58
American Land Lease, Inc. REIT	2,100	57
Citizens & Northern Corp.	2,329	56
Ameris Bancorp	2,421	56
Ames National Corp.	2,315	56
* KMG America Corp.	6,538	56
MBT Financial Corp.	3,330	56
EMC Insurance Group, Inc.	1,995	56
First M&F Corp.	1,582	55
Financial Institutions, Inc.	2,851	54
NorthStar Realty Finance Corp. REIT	4,758	52
Capital Bank Corp.	3,168	51
* United Capital Corp.	2,064	51
* Ceres Group, Inc.	9,037	50
Agree Realty Corp. REIT	1,500	48
Capital Title Group, Inc.	6,166	48
* Harris & Harris Group, Inc.	3,400	47
Kearny Financial Corp.	3,444	47
American National Bankshares Inc.	1,983	47
* Marlin Business Services Inc.	2,096	46
* The Enstar Group, Inc.	500	45
First Oak Brook Bancshares, Inc.	1,657	44
Winthrop Realty Trust Inc. REIT	8,306	44
* Newtek Business Services, Inc.	20,200	44
Northrim Bancorp Inc.	1,800	43
PXRE Group Ltd.	13,000	43
SCBT Financial Corp.	1,200	42
Oak Hill Financial, Inc.	1,356	42
* SeaBright Insurance Holdings, Inc.	2,400	42
Century Bancorp, Inc. Class A	1,440	42
One Liberty Properties, Inc. REIT	2,100	42
* Rewards Network Inc.	5,200	41
PMC Commercial Trust REIT	3,000	41
* MarketAxess Holdings, Inc.	3,387	41
Colony Bankcorp, Inc.	1,795	40
First Defiance Financial Corp.	1,500	40
FNB Corp. (NC)	1,915	39
BCSB Bankcorp, Inc.	3,006	39
GB&T Bancshares, Inc.	1,745	39
Vineyard National Bancorp Co.	1,300	38
Preferred Bank, Los Angeles	749	38
Rainier Pacific Financial Group Inc.	2,220	36
Greene County Bancshares	1,225	36
Codorus Valley Bancorp, Inc.	1,698	35
Donegal Group Inc.	1,423	34
Penns Woods Bancorp, Inc.	864	33
Exchange National Bancshares, Inc.	1,100	33
* Northern Empire Bancshares	1,282	32
TF Financial Corp.	1,061	32
* AmeriVest Properties, Inc. REIT	7,200	32
Columbia Equity Trust Inc. REIT	1,700	30
Westwood Holdings Group, Inc.	1,500	30
* First Regional Bancorp	300	27
Investors Title Co.	604	26
United Security Bancshares, Inc.	955	26
* QC Holdings Inc.	2,008	25
Ameriana Bancorp	1,926	25
Enterprise Financial Services Corp.	912	25
Westfield Financial, Inc.	1,000	25
Donegal Group Inc.	900	23
Sunset Financial Resources, Inc. REIT	2,500	23
* Capital Crossing Bank	671	21
* First Acceptance Corp.	1,600	21
* American Independence Corp.	1,654	20
Landmark Bancorp Inc.	680	19
Wellsford Real Properties Inc.	2,356	19
* Primus Guaranty, Ltd.	1,667	19
HopFed Bancorp, Inc.	1,115	18
Citizens South Banking Corp.	1,400	18
Crawford & Co. Class B	2,850	17
Commercial Bankshares, Inc.	484	17
K-Fed Bancorp	1,336	17
Advanta Corp. Class B	400	15
* Meadowbrook Insurance Group, Inc.	2,100	15
Wayne Savings Bancshares, Inc.	900	14
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	13
Eagle Hospitality Properties Trust Inc. REIT	1,300	13
Laurel Capital Group, Inc.	600	12
ECC Capital Corp. REIT	8,135	12
Team Financial, Inc.	820	12
BKF Capital Group, Inc.	900	12
First Keystone Financial, Inc.	595	12
Greater Delaware Valley Savings Bank	459	11
NBC Capital Corp.	500	11
Meta Financial Group, Inc.	485	11
* Specialty Underwriters' Alliance, Inc.	1,400	10
Columbia Bancorp (OR)	400	9
* ZipRealty, Inc.	900	8
Affirmative Insurance Holdings, Inc.	500	7
Origen Financial, Inc. REIT	1,000	6
United Financial Corp.	255	6
Delta Financial Corp.	600	6
Cascade Financial Corp.	300	6
Lincoln Bancorp	300	6
Fidelity Southern Corp.	300	5
BRT Realty Trust REIT	200	5
Habersham Bancorp	200	5
Summit Bank Corp.	300	5
Smithtown Bancorp, Inc.	100	3
Princeton National Bancorp, Inc.	99	3
Federal Agricultural Mortgage Corp. Class C	100	3
Desert Community Bank	64	3
Community Capital Corp.	100	2
* Vesta Insurance Group, Inc.	4,693	2
* Horizon Group Properties, Inc. REIT	270	2
ProCentury Corp.	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* EBS Litigation LLC	6,856	—

		1,071,223

Health Care (7.7%)
Pfizer Inc.	2,473,953	61,651
Johnson & Johnson	998,723	59,144
* Amgen, Inc.	414,414	30,149
Merck & Co., Inc.	734,098	25,862
UnitedHealth Group Inc.	456,500	25,500
Abbott Laboratories	520,814	22,119
Wyeth	450,610	21,863
Medtronic, Inc.	406,612	20,635
Eli Lilly & Co.	343,458	18,993
* WellPoint Inc.	221,988	17,188
Bristol-Myers Squibb Co.	656,875	16,166
* Genentech, Inc.	159,306	13,463
Cardinal Health, Inc.	143,723	10,710
* Gilead Sciences, Inc.	153,950	9,579
Aetna Inc.	192,008	9,435
Schering-Plough Corp.	496,012	9,419
Guidant Corp.	111,309	8,689
Baxter International, Inc.	209,256	8,121
* Caremark Rx, Inc.	150,976	7,425
* Medco Health Solutions, Inc.	103,479	5,921
HCA Inc.	128,762	5,896
* Genzyme Corp.	86,605	5,821
* Zimmer Holdings, Inc.	83,130	5,619
Allergan, Inc.	50,903	5,523
CIGNA Corp.	42,279	5,522
* Biogen Idec Inc.	113,853	5,362
Becton, Dickinson & Co.	83,447	5,139
McKesson Corp.	98,265	5,122
* Forest Laboratories, Inc.	113,663	5,073
* Celgene Corp.	114,168	5,048
* St. Jude Medical, Inc.	122,649	5,029
* Boston Scientific Corp.	206,764	4,766
Stryker Corp.	88,529	3,925
* Express Scripts Inc.	41,550	3,652
AmerisourceBergen Corp.	69,626	3,361
* MedImmune Inc.	82,701	3,025
Quest Diagnostics, Inc.	57,880	2,969
* Coventry Health Care Inc.	54,643	2,950
Biomet, Inc.	79,613	2,828
* Fisher Scientific International Inc.	41,213	2,805
* Humana Inc.	52,163	2,746
* Laboratory Corp. of America Holdings	44,723	2,615
* Varian Medical Systems, Inc.	44,108	2,477
C.R. Bard, Inc.	35,392	2,400
Omnicare, Inc.	40,284	2,215
* DaVita, Inc.	34,337	2,067
* Barr Pharmaceuticals Inc.	32,660	2,057
* Hospira, Inc.	51,633	2,037
* Thermo Electron Corp.	54,635	2,026
IMS Health, Inc.	78,299	2,018
* Health Net Inc.	38,499	1,957
* Chiron Corp.	39,594	1,814
Health Management Associates Class A	83,104	1,793
* Sepracor Inc.	35,671	1,741
Applera Corp.-Applied Biosystems Group	63,356	1,719
Mylan Laboratories, Inc.	72,782	1,703
* Amylin Pharmaceuticals, Inc.	34,389	1,683
* Waters Corp.	37,391	1,613
DENTSPLY International Inc.	25,266	1,469
* Henry Schein, Inc.	29,552	1,414
* King Pharmaceuticals, Inc.	81,639	1,408
* Endo Pharmaceuticals Holdings, Inc.	42,513	1,395
* Intuitive Surgical, Inc.	11,253	1,328
* Millipore Corp.	17,626	1,288
* Lincare Holdings, Inc.	32,857	1,280
* Invitrogen Corp.	17,852	1,252
* Covance, Inc.	21,039	1,236
* Patterson Cos	34,852	1,227
* Vertex Pharmaceuticals, Inc.	33,521	1,227
* Triad Hospitals, Inc.	29,116	1,220
Pharmaceutical Product Development, Inc.	35,148	1,216
Manor Care, Inc.	26,801	1,189
* Cephalon, Inc.	19,572	1,179
* Tenet Healthcare Corp.	158,489	1,170
Bausch & Lomb, Inc.	18,150	1,156
Beckman Coulter, Inc.	21,076	1,150
* Charles River Laboratories, Inc.	23,174	1,136
* PDL BioPharma Inc.	34,425	1,129
* Community Health Systems, Inc.	30,058	1,087
* Cytyc Corp.	38,297	1,079
* Millennium Pharmaceuticals, Inc.	105,225	1,064
* ResMed Inc.	24,054	1,058
* Advanced Medical Optics, Inc.	22,011	1,027
Hillenbrand Industries, Inc.	18,613	1,024
* Emdeon Corp.	94,079	1,016
PerkinElmer, Inc.	41,840	982
* Cerner Corp.	20,574	976
Dade Behring Holdings Inc.	27,000	964
* Respironics, Inc.	24,438	951
* Gen-Probe Inc.	17,120	944
* Watson Pharmaceuticals, Inc.	32,775	942
* IDEXX Laboratories Corp.	10,785	931
* Edwards Lifesciences Corp.	20,217	879
Universal Health Services Class B	16,987	863
* Pediatrix Medical Group, Inc.	8,357	858
* Hologic, Inc.	15,000	830
* Neurocrine Biosciences, Inc.	12,534	809
* ImClone Systems, Inc.	22,652	771
Cooper Cos., Inc.	14,148	764
* VCA Antech, Inc.	26,700	760
* Techne Corp.	12,574	756
* Affymetrix, Inc.	22,694	747
* Sierra Health Services, Inc.	17,628	717
* Alkermes, Inc.	31,114	686
* Abgenix, Inc.	27,689	623
* OSI Pharmaceuticals, Inc.	19,364	622
* Nektar Therapeutics	29,775	607
Medicis Pharmaceutical Corp.	18,592	606
Mentor Corp.	13,316	603
* Andrx Group	24,884	591
* Kinetic Concepts, Inc.	14,122	581
STERIS Corp.	23,271	574
* Sybron Dental Specialties, Inc.	13,636	562
* Healthways, Inc.	11,013	561
* Psychiatric Solutions, Inc.	16,766	555
* LifePoint Hospitals, Inc.	17,571	546
* United Surgical Partners International, Inc.	14,887	527
Chemed Corp.	8,700	516
Valeant Pharmaceuticals International	31,648	502
* Magellan Health Services, Inc.	12,315	498
* United Therapeutics Corp.	7,500	497
* WellCare Health Plans Inc.	10,768	489
* American Medical Systems Holdings, Inc.	21,442	482
* Medarex, Inc.	36,351	481
* Sunrise Senior Living, Inc.	12,300	479
* Ventana Medical Systems, Inc.	11,200	468
* ICOS Corp.	20,920	461
* MGI Pharma, Inc.	26,353	461
* Haemonetics Corp.	8,962	455
* Immucor Inc.	15,720	451
Owens & Minor, Inc. Holding Co.	13,760	451
Perrigo Co.	27,555	449
* Varian, Inc.	10,730	442
* Human Genome Sciences, Inc.	40,563	441
* PSS World Medical, Inc.	22,450	433
* Centene Corp.	14,500	423
* Dionex Corp.	6,800	418
* Cubist Pharmaceuticals, Inc.	18,106	416
* AMERIGROUP Corp.	18,626	392
Alpharma, Inc. Class A	14,347	385
* Apria Healthcare Group Inc.	16,741	385
* Alexion Pharmaceuticals, Inc.	10,646	377
* Theravance, Inc.	13,284	372
Diagnostic Products Corp.	7,700	367
* Bio-Rad Laboratories, Inc. Class A	5,800	362
* ArthroCare Corp.	7,538	360
* Intermagnetics General Corp.	14,322	359
* Onyx Pharmaceuticals, Inc.	13,648	358
* Kyphon Inc.	9,623	358
*^ Martek Biosciences Corp.	10,684	351
* The Medicines Co.	16,416	338
* CV Therapeutics, Inc.	15,194	335
* Myriad Genetics, Inc.	12,847	335
PolyMedica Corp.	7,900	335
* Kos Pharmaceuticals, Inc.	6,944	332
* Kindred Healthcare, Inc.	13,032	328
* BioMarin Pharmaceutical Inc.	24,400	327
* Par Pharmaceutical Cos. Inc.	11,527	325
* Telik, Inc.	16,683	323
* Regeneron Pharmaceuticals, Inc.	19,384	322
* Eclipsys Corp.	13,500	319
* Exelixis, Inc.	26,405	317
Invacare Corp.	10,007	311
* HealthExtras, Inc.	8,800	311
* Viasys Healthcare Inc.	10,174	306
West Pharmaceutical Services, Inc.	8,600	299
* American Retirement Corp.	11,400	292
* Per-Se Technologies, Inc.	10,915	291
* Conor Medsystems, Inc.	9,718	286
* Myogen, Inc.	7,839	284
* DJ Orthopedics Inc.	7,100	282
LCA-Vision Inc.	5,612	281
* ViroPharma Inc.	22,031	280
* LifeCell Corp.	12,400	280
* eResearch Technology, Inc.	19,350	278
* Adolor Corp.	11,600	276
* Allscripts Healthcare Solutions, Inc.	15,000	275
* Biosite Inc.	5,200	270
* First Horizon Pharmaceutical Corp.	10,700	270
* Salix Pharmaceuticals, Ltd.	16,058	265
* Applera Corp.-Celera Genomics Group	22,657	265
* Isis Pharmaceuticals, Inc.	29,200	263
* Digene Corp.	6,725	263
* Genesis Healthcare Corp.	5,932	261
Analogic Corp.	3,900	258
* Integra LifeSciences Holdings	6,101	250
* Illumina, Inc.	10,436	248
* Ventiv Health, Inc.	7,415	246
* Thoratec Corp.	12,762	246
* Nuvelo, Inc.	13,569	242
* Palomar Medical Technologies, Inc.	7,100	237
* Zymogenetics, Inc.	10,975	237
* Laserscope	9,700	229
* PAREXEL International Corp.	8,600	227
* AmSurg Corp.	10,000	227
* Geron Corp.	27,080	225
* K-V Pharmaceutical Co. Class A	9,233	223
* Serologicals Corp.	9,056	222
* Matria Healthcare, Inc.	5,781	219
* Abaxis, Inc.	9,600	218
* IntraLase Corp.	9,300	216
* The TriZetto Group, Inc.	12,211	215
Arrow International, Inc.	6,455	211
* AtheroGenics, Inc.	12,745	208
* Odyssey Healthcare, Inc.	12,000	207
* OraSure Technologies, Inc.	19,900	205
* Renovis, Inc.	9,600	205
* SonoSite, Inc.	4,900	199
* Keryx Biopharmaceuticals, Inc.	10,400	199
* American Pharmaceuticals Partners, Inc.	6,947	198
* Luminex Corp.	13,248	197
* Arena Pharmaceuticals, Inc.	10,808	196
*^ Novavax, Inc.	24,484	195
* Aspect Medical Systems, Inc.	6,996	192
* Connetics Corp.	11,303	191
* CONMED Corp.	9,740	187
* Conceptus, Inc.	14,200	186
* Cyberonics, Inc.	7,200	186
* AMN Healthcare Services, Inc.	9,905	185
* Nabi Biopharmaceuticals	32,871	185
* Wright Medical Group, Inc.	9,300	184
* Inverness Medical Innovations, Inc.	6,366	183
* Dendrite International, Inc.	13,200	180
Meridian Bioscience Inc.	6,672	180
*^ SurModics, Inc.	5,045	178
* Avanir Pharmaceuticals Class A	12,100	177
* Molecular Devices Corp.	5,300	176
* Candela Corp.	8,123	175
* Quidel Corp.	13,600	175
* Discovery Laboratories, Inc.	23,446	172
* Advanced Magnetics, Inc.	4,433	170
* Tanox, Inc.	8,617	167
* Panacos Pharmaceuticals Inc.	22,095	167
* Amedisys Inc.	4,800	167
* Air Methods Corp.	5,600	165
* InterMune Inc.	8,900	165
* Nastech Pharmaceutical Co., Inc.	9,000	162
* Durect Corp.	25,341	161
* Momenta Pharmaceuticals, Inc.	8,100	159
Datascope Corp.	3,994	158
* Spectranetics Corp.	13,296	157
* Cross Country Healthcare, Inc.	8,100	157
Cambrex Corp.	7,972	156
* Merge Technologies, Inc.	9,681	155
* Greatbatch, Inc.	7,041	154
* Molina Healthcare Inc.	4,518	151
* Progenics Pharmaceuticals, Inc.	5,636	149
* Orthofix International NV	3,701	147
* Symmetry Medical Inc.	6,900	146
* ICU Medical, Inc.	4,000	145
* Indevus Pharmaceuticals, Inc.	23,343	145
* I-Flow Corp.	10,700	143
*^ Peregrine Pharmaceuticals, Inc.	91,581	141
* Pharmion Corp.	7,800	141
* Noven Pharmaceuticals, Inc.	7,700	139
* IRIS International, Inc.	8,800	138
* Emageon Inc.	8,095	138
* Incyte Corp.	22,682	137
* Gentiva Health Services, Inc.	7,431	135
* Kendle International Inc.	4,000	135
BioLase Technology, Inc.	14,114	135
* XOMA Ltd.	58,200	133
* ARIAD Pharmaceuticals, Inc.	20,212	133
* New River Pharmaceuticals Inc.	4,000	133
* NPS Pharmaceuticals Inc.	15,546	133
* Align Technology, Inc.	14,461	133
* Somanetics Corp.	5,983	132
*^ SFBC International, Inc.	5,405	132
* Penwest Pharmaceuticals Co.	6,050	131
* Columbia Laboratories Inc.	26,265	131
* ev3 Inc.	7,320	130
* Savient Pharmaceuticals Inc.	24,200	129
* MannKind Corp.	6,285	128
* Genitope Corp.	14,700	128
*^ Foxhollow Technologies Inc.	4,149	127
*^ Hemispherx Biopharma, Inc.	35,200	127
* PRA International	5,102	126
* Enzo Biochem, Inc.	9,335	126
* Cepheid, Inc.	13,722	126
* Orthovita, Inc.	30,316	126
* Cholestech Corp.	9,593	125
*^ StemCells, Inc.	34,500	124
* Aastrom Biosciences, Inc.	60,300	122
* SuperGen, Inc.	21,500	122
CNS, Inc.	5,600	121
* Cypress Bioscience, Inc.	19,077	120
* Genta Inc.	54,630	118
* Accelrys Inc.	16,207	118
* Cell Genesys, Inc.	14,765	118
* Rural/Metro Corp.	14,870	117
* Enzon Pharmaceuticals, Inc.	14,391	117
* Rita Medical Systems, Inc.	29,400	116
* Res-Care, Inc.	6,300	116
* Pozen Inc.	6,862	115
* BioScrip Inc.	15,808	114
* Dyax Corp.	19,397	113
* Possis Medical Inc.	11,066	112
Vital Signs, Inc.	2,046	112
* ThermoGenesis Corp.	27,540	112
* Dendreon Corp.	23,600	111
* HMS Holdings Corp.	12,633	111
Computer Programs and Systems, Inc.	2,200	110
* Bentley Pharmaceuticals, Inc.	8,000	105
* Anadys Pharmaceuticals Inc.	6,479	104
* Alnylam Pharmaceuticals Inc.	5,900	104
* Nuvasive, Inc.	5,400	102
* Microtek Medical Holdings, Inc.	28,876	102
* Inspire Pharmaceuticals, Inc.	19,413	102
* DepoMed, Inc.	15,506	101
* AVANT Immunotherapeutics, Inc.	40,329	101
* Encore Medical Corp.	19,661	101
* Idenix Pharmaceuticals Inc.	7,399	100
*^ Immunomedics Inc.	33,775	100
* Oscient Pharmaceuticals	49,552	99
* deCODE genetics, Inc.	11,373	99
* Array BioPharma Inc.	10,785	99
* Symbion, Inc.	4,341	98
* Lexicon Genetics Inc.	17,719	98
Option Care, Inc.	6,878	97
* Kensey Nash Corp.	3,391	97
* RehabCare Group, Inc.	5,032	95
* BioCryst Pharmaceuticals, Inc.	5,200	94
* Radiation Therapy Services, Inc.	3,663	93
* Hanger Orthopedic Group, Inc.	13,435	93
* Anika Resh Inc.	7,600	93
* Encysive Pharmaceuticals, Inc.	18,800	92
* TriPath Imaging, Inc.	13,100	91
* Cerus Corp.	10,464	90
* US Physical Therapy, Inc.	5,200	89
* Vital Images, Inc.	2,600	89
* Diversa Corp.	9,661	88
* Monogram Biosciences, Inc.	47,778	88
* ABIOMED, Inc.	6,800	88
* SONUS Pharmaceuticals, Inc.	14,615	88
* Rigel Pharmaceuticals, Inc.	7,489	86
* Omnicell, Inc.	7,500	85
* National Dentex Corp.	3,619	84
* Collagenex Pharmaceuticals, Inc.	5,592	83
* Hi-Tech Pharmacal Co., Inc.	2,913	82
* BioSphere Medical Inc.	10,860	81
*^ Cell Therapeutics, Inc.	42,427	81
* Angiodynamics Inc.	2,669	80
* Nanogen, Inc.	26,400	80
* Pain Therapeutics, Inc.	7,300	79
* VistaCare, Inc.	5,100	79
*^ Northfield Laboratories, Inc.	7,900	79
* DOV Pharmaceutical, Inc.	4,900	78
* EntreMed, Inc.	29,710	78
Young Innovations, Inc.	2,100	77
* SciClone Pharmaceuticals, Inc.	21,400	76
* Bradley Pharmaceuticals, Inc.	5,005	74
* Medical Action Industries Inc.	3,100	74
* Bruker BioSciences Corp.	13,764	74
* Albany Molecular Research, Inc.	7,311	74
* Zoll Medical Corp.	2,800	74
* Regeneration Technologies, Inc.	9,441	74
* CuraGen Corp.	14,711	74
* E-Z-EM, Inc.	3,264	73
* Trimeris, Inc.	5,404	73
* Vivus, Inc.	21,814	73
* Cardiac Science Corp.	7,856	72
* HealthTronics Surgical Services, Inc.	8,655	72
* Medical Staffing Network Holdings, Inc.	13,678	71
* America Service Group Inc.	5,443	71
* Merit Medical Systems, Inc.	5,839	70
* Natus Medical Inc.	3,400	70
Psychemedics Corp.	3,900	69
* Titan Pharmaceuticals, Inc.	20,271	68
* NeoPharm, Inc.	8,114	68
*^ Continucare Corp.	25,060	68
* Embrex, Inc.	5,380	68
* Amicas, Inc.	14,276	67
* NitroMed, Inc.	8,000	67
* Pharmacopeia Drug Discovery Inc.	11,027	65
* Horizon Health Corp.	3,300	65
* Providence Service Corp.	2,000	65
* MedCath Corp.	3,399	65
* Bio-Reference Laboratories, Inc.	3,530	64
* Hollis-Eden Pharmaceuticals, Inc.	10,100	62
* ImmunoGen, Inc.	14,300	62
* Maxygen Inc.	7,477	62
* Bioveris Corp.	15,512	61
*^ Santarus Inc.	8,122	61
* Sirna Therapeutics, Inc.	8,984	61
* Neogen Corp.	2,468	60
National Healthcare Corp.	1,500	60
* Cutera, Inc.	2,200	60
* Lifecore Biomedical Inc.	5,083	59
Hooper Holmes, Inc.	20,200	58
* Pharmacyclics, Inc.	12,630	58
* Seattle Genetics, Inc.	11,186	58
* Pediatric Services of America	4,100	58
* NMT Medical, Inc.	3,531	57
* Third Wave Technologies	17,618	55
* Cytokinetics, Inc.	7,525	55
* AVI BioPharma, Inc.	7,000	53
* Caliper Life Sciences, Inc.	8,280	53
* Threshold Pharmaceuticals, Inc.	3,528	53
* EPIX Pharmaceuticals, Inc.	14,771	52
* Gene Logic Inc.	11,200	51
*^ Immtech International, Inc.	6,548	51
* Fonar Corp.	77,670	51
* CardioDynamics International Corp.	28,415	51
* Stereotaxis Inc.	4,006	51
* Emisphere Technologies, Inc.	6,100	50
* CorVel Corp.	2,237	49
* Kosan Biosciences, Inc.	8,200	48
* Allied Healthcare International Inc.	9,617	47
* Cantel Medical Corp.	2,800	46
* Xenoport Inc.	2,000	45
* Vical, Inc.	7,300	45
* Neurogen Corp.	7,240	45
* GTx, Inc.	4,100	45
* Orthologic Corp.	20,010	44
* Q-Med, Inc.	4,728	44
* Orchid Cellmark, Inc.	7,589	44
* Acadia Pharmaceuticals Inc.	2,540	41
* Vion Pharmaceuticals, Inc.	17,800	40
* National Medical Health Card Systems, Inc.	1,420	40
* Phase Forward Inc.	3,514	39
* Neurometrix Inc.	1,000	39
* Genaera Corp.	26,969	38
* CryoLife Inc.	8,500	37
* ATS Medical, Inc.	14,726	37
* Curis, Inc.	15,270	36
* PDI, Inc.	3,100	36
* Sangamo BioSciences, Inc.	5,800	35
* Avigen, Inc.	6,631	34
* Ista Pharmaceuticals Inc.	5,337	34
* Tercica, Inc.	5,020	34
* NationsHealth, Inc.	7,744	33
* Harvard Bioscience, Inc.	7,434	33
* Dexcom Inc.	1,600	32
* American Dental Partners, Inc.	2,400	32
* Adeza Biomedical Corp.	1,500	32
* ADVENTRX Pharmaceuticals, Inc.	6,400	32
* Oxigene, Inc.	6,748	32
* Theragenics Corp.	9,916	31
* Zila, Inc.	9,727	31
* Alliance Imaging, Inc.	4,800	31
* Strategic Diagnostics Inc.	9,012	30
* GenVec, Inc.	13,597	30
* IVAX Diagnostics, Inc.	8,700	29
* Advancis Pharmaceutical Corp.	8,570	28
* Osteotech, Inc.	6,387	28
* Matrixx Initiatives, Inc.	1,200	28
* Axonyx Inc.	23,400	27
* Aradigm Corp.	7,820	27
* Capital Senior Living Corp.	2,400	27
* Allion Healthcare Inc.	1,900	26
* Insmed Inc.	13,150	26
* Exactech, Inc.	1,758	25
*^ Antigenics, Inc.	8,912	24
* Barrier Therapeutics Inc.	2,500	24
*^ La Jolla Pharmaceutical Co.	4,820	24
* Neose Technologies, Inc.	8,800	24
* Bioenvision, Inc.	3,300	24
* SRI/Surgical Express, Inc.	3,833	23
* Rochester Medical Corp.	1,741	22
* Exact Sciences Corp.	7,166	22
* Bioject Medical Technologies Inc.	12,286	22
* Synovis Life Technologies, Inc.	2,095	21
* Proxymed Pharmacy, Inc.	2,846	21
* SCOLR Pharma Inc.	3,400	20
* Neurobiological Technologies, Inc.	5,433	19
* ArQule, Inc.	3,300	19
* STAAR Surgical Co.	2,100	19
* CYTOGEN Corp.	5,075	18
* Sonic Innovations, Inc.	3,668	18
* PRAECIS Pharmaceuticals, Inc.	3,434	18
* DUSA Pharmaceuticals, Inc.	2,300	16
* VNUS Medical Technologies, Inc.	2,100	16
* GTC Biotherapeutics, Inc.	13,981	16
* Critical Therapeutics, Inc.	3,000	15
* Discovery Partners International	6,100	15
* Lipid Sciences, Inc.	5,949	14
* Solexa, Inc.	1,400	14
* NeoRx Corp.	9,600	13
*^ Aksys, Ltd.	9,800	13
Stratagene Holding Corp.	1,102	12
* Corcept Therapeutics Inc.	2,301	12
* Endologix, Inc.	2,500	12
* Matritech Inc.	13,900	12
* Allos Therapeutics Inc.	3,348	12
* Ciphergen Biosystems, Inc.	7,237	12
* Hythiam Inc.	1,200	11
* Introgen Therapeutics, Inc.	2,000	11
* Corgentech Inc.	1,135	10
* Inhibitex Inc.	1,400	10
* Genelabs Technologies, Inc.	5,200	10
* Sequenom, Inc.	13,020	10
* Targeted Genetics Corp.	22,451	10
* Epicept Corp.	1,913	9
* Repligen Corp.	2,000	7
* Radiologix Inc.	3,800	7
* CancerVax Corp.	2,400	7
* Sun Healthcare Group Inc.	800	6
* Transgenomic, Inc.	7,100	6
* Dynavax Technologies Corp.	863	5
* Digirad Corp.	1,200	5
* Mediware Information Systems, Inc.	500	5
* Vasomedical, Inc.	18,200	4
* Alteon, Inc.	19,000	4
* Novoste Corp.	1,344	4
* Pharmos Corp.	1,320	3
* Immunicon Corp.	800	3
* The Med-Design Corp.	5,163	3
* Dialysis Corporation of America	200	3
* Biopure Corp. Class A	1,450	2
* Aphton Corp.	12,609	2
* Clarient, Inc.	1,100	1
* North American Scientific, Inc.	500	1

		638,004

Industrials (6.9%)
General Electric Co.	3,546,728	123,355
The Boeing Co.	257,422	20,061
United Technologies Corp.	341,950	19,823
3M Co.	242,345	18,343
Tyco International Ltd.	679,500	18,265
United Parcel Service, Inc.	213,471	16,945
Caterpillar, Inc.	228,320	16,396
Emerson Electric Co.	137,807	11,525
Honeywell International Inc.	268,771	11,495
FedEx Corp.	96,653	10,916
Burlington Northern Santa Fe Corp.	125,525	10,460
Lockheed Martin Corp.	124,393	9,346
Union Pacific Corp.	84,488	7,887
Northrop Grumman Corp.	113,251	7,734
Illinois Tool Works, Inc.	80,041	7,709
Norfolk Southern Corp.	136,673	7,390
General Dynamics Corp.	115,082	7,363
Raytheon Co.	149,964	6,874
Waste Management, Inc.	185,513	6,549
Deere & Co.	80,872	6,393
Cendant Corp.	344,334	5,974
Danaher Corp.	82,953	5,272
Ingersoll-Rand Co.	111,338	4,653
Masco Corp.	142,578	4,632
CSX Corp.	73,125	4,373
Rockwell Automation, Inc.	60,065	4,319
Southwest Airlines Co.	239,979	4,317
PACCAR, Inc.	54,138	3,816
Textron, Inc.	40,094	3,744
Eaton Corp.	47,379	3,457
ITT Industries, Inc.	59,082	3,321
Dover Corp.	67,942	3,299
Pitney Bowes, Inc.	76,841	3,299
L-3 Communications Holdings, Inc.	38,421	3,296
Rockwell Collins, Inc.	58,209	3,280
Parker Hannifin Corp.	40,316	3,250
Expeditors International of Washington, Inc.	35,841	3,096
Cooper Industries, Inc. Class A	30,886	2,684
C.H. Robinson Worldwide Inc.	54,242	2,663
Precision Castparts Corp.	44,726	2,657
American Standard Cos., Inc.	60,168	2,579
Fluor Corp.	29,210	2,506
Joy Global Inc.	40,975	2,449
R.R. Donnelley & Sons Co.	69,106	2,261
Robert Half International, Inc.	54,615	2,109
Cintas Corp.	48,127	2,051
Fastenal Co.	43,046	2,038
Republic Services, Inc. Class A	46,914	1,994
W.W. Grainger, Inc.	25,572	1,927
* Monster Worldwide Inc.	37,803	1,885
Avery Dennison Corp.	31,751	1,857
* The Dun & Bradstreet Corp.	22,472	1,723
Goodrich Corp.	39,325	1,715
Manpower Inc.	29,365	1,679
Equifax, Inc.	43,708	1,628
* AMR Corp.	59,876	1,620
* Jacobs Engineering Group Inc.	18,570	1,611
Oshkosh Truck Corp.	24,868	1,548
Cummins Inc.	14,175	1,490
Roper Industries Inc.	29,122	1,416
American Power Conversion Corp.	59,286	1,370
* ChoicePoint Inc.	30,164	1,350
The Corporate Executive Board Co.	13,345	1,347
* Terex Corp.	16,700	1,323
Pentair, Inc.	32,460	1,323
Pall Corp.	42,100	1,313
* McDermott International, Inc.	21,800	1,187
Aramark Corp. Class B	40,175	1,187
SPX Corp.	22,027	1,177
Harsco Corp.	14,073	1,163
* Flowserve Corp.	18,640	1,087
* Wesco International, Inc.	15,950	1,085
* USG Corp.	11,300	1,073
JLG Industries, Inc.	34,800	1,071
Ametek, Inc.	23,646	1,063
* Thomas & Betts Corp.	20,490	1,053
The Brink's Co.	20,022	1,016
Graco, Inc.	21,891	995
HNI Corp.	16,628	981
Ryder System, Inc.	21,700	972
* Stericycle, Inc.	14,281	966
* Allied Waste Industries, Inc.	78,175	957
* Alliant Techsystems, Inc.	12,320	951
Walter Industries, Inc.	14,015	934
Laidlaw International Inc.	33,900	922
IDEX Corp.	17,602	918
Trinity Industries, Inc.	16,659	906
Hubbell Inc. Class B	17,549	900
* Foster Wheeler Ltd.	18,920	895
CNF Inc.	17,850	891
Teleflex Inc.	12,439	891
The Manitowoc Co., Inc.	9,737	888
Landstar System, Inc.	19,968	881
Donaldson Co., Inc.	25,277	854
Carlisle Co., Inc.	10,406	851
J.B. Hunt Transport Services, Inc.	39,368	848
MSC Industrial Direct Co., Inc. Class A	15,654	846
* Shaw Group, Inc.	26,706	812
The Timken Co.	24,895	803
Kennametal, Inc.	13,041	797
* United Rentals, Inc.	22,564	778
Adesa, Inc.	28,780	770
* Continental Airlines, Inc. Class B	28,589	769
Herman Miller, Inc.	23,487	761
* YRC Worldwide, Inc.	19,650	748
DRS Technologies, Inc.	13,204	725
GATX Corp.	17,201	710
* Hexcel Corp.	31,700	696
The Toro Co.	14,400	688
* URS Corp.	17,021	685
* Copart, Inc.	24,724	679
Crane Co.	16,447	674
IKON Office Solutions, Inc.	45,980	655
* Armor Holdings, Inc.	11,200	653
Alexander & Baldwin, Inc.	13,479	643
Lincoln Electric Holdings, Inc.	11,900	642
* AGCO Corp.	30,803	639
* Kansas City Southern	25,450	629
CLARCOR Inc.	17,600	627
* Waste Connections, Inc.	15,600	621
Acuity Brands, Inc.	15,512	620
* Energy Conversion Devices, Inc.	12,606	620
* BE Aerospace, Inc.	24,642	619
Briggs & Stratton Corp.	17,496	619
UTI Worldwide, Inc.	19,200	607
Lennox International Inc.	20,305	606
* Corrections Corp. of America	13,374	605
* US Airways Group Inc.	15,060	602
* Navistar International Corp.	21,582	595
* United Stationers, Inc.	11,019	585
* Genlyte Group, Inc.	8,568	584
* Gardner Denver Inc.	8,796	573
Simpson Manufacturing Co.	13,200	572
Actuant Corp.	9,280	568
Watsco, Inc.	7,900	561
Brady Corp. Class A	14,812	555
Skywest, Inc.	18,900	553
Granite Construction Co.	11,277	549
* AirTran Holdings, Inc.	30,100	545
* Quanta Services, Inc.	33,928	544
Florida East Coast Industries, Inc. Class A	9,972	537
* JetBlue Airways Corp.	49,251	528
* EMCOR Group, Inc.	10,600	526
Washington Group International, Inc.	9,000	517
* Kirby Corp.	7,400	504
Wabtec Corp.	15,414	502
Bucyrus International, Inc.	10,375	500
* PHH Corp.	18,347	490
* West Corp.	10,749	480
* EGL, Inc.	10,627	478
Nordson Corp.	9,564	477
Deluxe Corp.	17,237	451
* Labor Ready, Inc.	18,404	441
Curtiss-Wright Corp.	6,584	436
* ESCO Technologies Inc.	8,600	436
* Ceradyne, Inc.	8,646	431
Banta Corp.	8,300	431
* NCI Building Systems, Inc.	7,200	430
* FTI Consulting, Inc.	14,880	425
* Moog Inc.	11,825	420
Mueller Industries Inc.	11,729	419
Administaff, Inc.	7,700	419
Pacer International, Inc.	12,700	415
Regal-Beloit Corp.	9,800	414
Forward Air Corp.	10,853	405
* Alaska Air Group, Inc.	11,178	396
* General Cable Corp.	12,850	390
* Resources Connection, Inc.	15,500	386
* Dollar Thrifty Automotive Group, Inc.	8,500	386
* Teledyne Technologies, Inc.	10,811	385
* Amerco, Inc.	3,828	379
* Beacon Roofing Supply, Inc.	9,300	378
Knight Transportation, Inc.	18,765	371
* AAR Corp.	13,000	370
Applied Industrial Technology, Inc.	8,293	370
Mine Safety Appliances Co.	8,802	370
John H. Harland Co.	9,400	369
* Navigant Consulting, Inc.	17,098	365
Watson Wyatt & Co. Holdings	11,200	365
* Esterline Technologies Corp.	8,500	363
Kaydon Corp.	8,988	363
* Genesee & Wyoming Inc. Class A	11,775	361
* Tetra Tech, Inc.	18,538	354
Universal Forest Products, Inc.	5,519	350
* Aviall, Inc.	9,175	349
Heartland Express, Inc.	15,914	347
Woodward Governor Co.	10,200	339
* Orbital Sciences Corp.	21,300	337
A.O. Smith Corp.	6,245	330
* The Advisory Board Co.	5,891	329
Stewart & Stevenson Services, Inc.	9,000	328
* Swift Transportation Co., Inc.	14,808	322
Watts Water Technologies, Inc.	8,711	317
* Acco Brands Corp.	14,208	315
Steelcase Inc.	17,426	314
Werner Enterprises, Inc.	16,877	310
Albany International Corp.	8,122	309
Baldor Electric Co.	9,119	309
* Cenveo Inc.	18,501	307
* Mobile Mini, Inc.	9,900	306
* GenCorp, Inc.	14,700	302
Arkansas Best Corp.	7,500	293
* CoStar Group, Inc.	5,617	291
Franklin Electric, Inc.	5,100	279
G & K Services, Inc. Class A	6,539	278
* Hub Group, Inc.	5,863	267
Federal Signal Corp.	14,353	266
Ameron International Corp.	3,600	264
* Griffon Corp.	10,600	263
* Old Dominion Freight Line, Inc.	9,750	263
ABM Industries Inc.	13,700	263
UAP Holding Corp.	12,186	262
* Jacuzzi Brands, Inc.	26,591	261
NACCO Industries, Inc. Class A	1,691	260
*^ Evergreen Solar, Inc.	16,700	257
Valmont Industries, Inc.	6,057	255
* A.S.V., Inc.	7,810	252
Viad Corp.	7,247	248
* Korn/Ferry International	12,100	247
* American Science & Engineering, Inc.	2,600	243
Wabash National Corp.	12,250	242
* Spherion Corp.	22,999	239
* Insituform Technologies Inc. Class A	8,800	234
Barnes Group, Inc.	5,752	233
Comfort Systems USA, Inc.	17,200	232
United Industrial Corp.	3,800	232
ElkCorp	6,800	230
* Heidrick & Struggles International, Inc.	6,300	229
* Astec Industries, Inc.	6,278	225
Freightcar America Inc.	3,515	224
* School Specialty, Inc.	6,299	217
* Triumph Group, Inc.	4,906	217
* Consolidated Graphics, Inc.	4,100	214
* NCO Group, Inc.	8,697	207
* EnPro Industries, Inc.	6,019	206
* Interline Brands, Inc.	8,104	204
Rollins, Inc.	10,100	204
McGrath RentCorp	6,800	204
*^ FuelCell Energy, Inc.	17,818	204
* Coinstar, Inc.	7,842	203
* Perini Corp.	6,600	200
Apogee Enterprises, Inc.	11,700	197
* GrafTech International Ltd.	31,898	195
Healthcare Services Group, Inc.	8,828	189
Bowne & Co., Inc.	11,100	185
Raven Industries, Inc.	4,700	184
* Kforce Inc.	14,251	182
* CRA International Inc.	3,678	181
* Encore Wire Corp.	5,250	178
* Hudson Highland Group, Inc.	9,330	177
*^ Ionatron Inc.	12,881	174
Kelly Services, Inc. Class A	6,300	171
Cascade Corp.	3,200	169
* CBIZ Inc.	20,923	167
Kaman Corp. Class A	6,651	167
* Artesyn Technologies, Inc.	14,800	162
EDO Corp.	5,200	160
* The Middleby Corp.	1,901	159
* Power-One, Inc.	21,956	158
The Greenbrier Cos., Inc.	3,900	156
* Republic Airways Holdings Inc.	10,514	156
* Teletech Holdings Inc.	13,597	151
*^ Capstone Turbine Corp.	41,176	150
* Volt Information Sciences Inc.	4,900	150
* Sequa Corp. Class A	1,530	150
* Sirva Inc.	17,500	149
* NuCo2, Inc.	4,700	149
* Mesa Air Group Inc.	13,000	149
* Layne Christensen Co.	4,408	148
* Argon ST, Inc.	4,395	147
* II-VI, Inc.	8,100	147
Knoll, Inc.	6,800	145
HEICO Corp.	4,500	143
* Water Pik Technologies, Inc.	5,118	142
Tredegar Corp.	8,855	141
Bluelinx Holdings Inc.	8,700	139
Cubic Corp.	5,800	139
* SCS Transportation, Inc.	4,751	138
* SITEL Corp.	32,500	137
* Miller Industries, Inc.	5,346	136
Tennant Co.	2,600	136
Vicor Corp.	6,879	136
CIRCOR International, Inc.	4,600	134
* Columbus McKinnon Corp.	4,937	133
* Accuride Corp.	11,422	131
Gorman-Rupp Co.	5,350	131
* Kadant Inc.	5,710	130
* RailAmerica, Inc.	12,096	129
* Active Power, Inc.	25,813	129
* Lamson & Sessions Co.	4,600	128
American Woodmark Corp.	3,585	127
* SOURCECORP, Inc.	5,200	125
CDI Corp.	4,200	121
* Trex Co., Inc.	3,800	120
* Duratek, Inc.	5,495	120
Standex International Corp.	3,800	120
* Herley Industries Inc.	5,565	116
* Commercial Vehicle Group Inc.	6,012	115
* TRC Cos., Inc.	8,300	112
* Electro Rent Corp.	6,551	111
* Marten Transport, Ltd.	6,150	111
Todd Shipyards Corp.	3,576	111
* Distributed Energy Systems Corp.	15,500	110
*^ Medis Technology Ltd.	4,700	110
* Celadon Group Inc.	4,950	108
Synagro Technologies Inc.	21,400	107
* Casella Waste Systems, Inc.	7,481	106
* Clean Harbors Inc.	3,575	106
* American Reprographics Co.	3,057	106
* DiamondCluster International, Inc.	9,876	106
* Lydall, Inc.	10,942	106
*^ Valence Technology Inc.	42,145	105
* ICT Group, Inc.	3,856	105
* Infrasource Services Inc.	6,000	103
LSI Industries Inc.	6,007	102
Ennis, Inc.	5,209	102
* Kenexa Corp.	3,300	101
* Flow International Corp.	7,700	101
* Plug Power, Inc.	19,788	99
Lindsay Manufacturing Co.	3,650	99
* 3D Systems Corp.	4,604	98
* First Consulting Group, Inc.	13,295	98
* ExpressJet Holdings, Inc.	13,050	97
Badger Meter, Inc.	1,700	97
* Quality Distribution Inc.	7,426	97
* Geo Group Inc.	2,900	97
* LECG Corp.	4,969	96
* P.A.M. Transportation Services, Inc.	3,863	95
^ Eagle Bulk Shipping Inc.	6,810	95
Angelica Corp.	4,500	92
* Xanser Corp.	20,797	92
* On Assignment, Inc.	8,300	91
* MTC Technologies, Inc.	3,242	91
* AAON, Inc.	3,787	91
* ABX Air, Inc.	13,274	90
* Frontier Airlines, Inc.	11,700	90
* Huron Consulting Group Inc.	2,965	90
Lawson Products, Inc.	2,138	88
* Essex Corp.	3,900	86
* KVH Industries, Inc.	7,735	86
Robbins & Myers, Inc.	3,900	84
Central Parking Corp.	5,259	84
Tecumseh Products Co. Class A	3,423	84
* Willis Lease Finance Corp.	7,289	82
* Ladish Co., Inc.	2,800	81
*^ TurboChef Technologies, Inc.	6,600	81
Titan International, Inc.	4,600	79
Ampco-Pittsburgh Corp.	3,900	78
* Intersections Inc.	6,770	77
C & D Technologies, Inc.	8,100	75
* American Superconductor Corp.	6,408	73
* Huttig Building Products, Inc.	7,722	72
Alamo Group, Inc.	3,200	71
* EnerSys	5,093	70
* Covenant Transport, Inc.	4,806	70
* WCA Waste Corp.	9,763	68
* Gehl Co.	2,050	68
* Waste Services Inc.	21,300	67
The Standard Register Co.	4,276	66
Met-Pro Corp.	4,950	66
* Team, Inc.	1,968	65
* Builders FirstSource, Inc.	2,869	65
* Cornell Companies, Inc.	4,400	64
* Perma-Fix Environmental Services, Inc.	33,058	63
Schawk, Inc.	2,400	62
* Ultralife Batteries, Inc.	4,600	59
* Milacron Inc.	36,574	59
* Magnatek, Inc.	14,300	57
Sea Containers Ltd. Class A	7,700	56
* DHB Industries, Inc.	11,500	55
* Global Power Equipment Group Inc.	14,000	54
* Color Kinetics Inc.	2,500	53
* COMSYS IT Partners Inc.	4,856	53
* M&F Worldwide Corp.	3,700	53
* Mac-Gray Corp.	4,400	52
* Paragon Technologies, Inc.	5,095	51
* Powell Industries, Inc.	2,332	51
* Exponent, Inc.	1,558	49
* Pinnacle Airlines Corp.	7,373	49
American Ecology Corp.	2,400	49
* Innovative Solutions and Support, Inc.	3,750	49
* Park-Ohio Holdings Corp.	2,400	48
* GP Strategies Corp.	6,700	47
* Dynamex Inc.	2,400	46
* Rush Enterprises, Inc. Class A	2,600	46
HEICO Corp. Class A	1,619	44
Applied Signal Technology, Inc.	2,200	44
Quixote Corp.	1,750	43
* U.S. Xpress Enterprises, Inc.	2,100	41
* USA Truck, Inc.	1,600	39
Aceto Corp.	5,107	38
* Learning Tree International, Inc.	3,100	38
* La Barge, Inc.	2,400	36
Multi-Color Corp.	1,100	33
* ENGlobal Corp.	2,200	32
*^ Arotech Corp.	63,100	31
* World Air Holdings Inc.	2,989	29
* Wolverine Tube, Inc.	6,900	28
* RemedyTemp, Inc.	2,200	27
* Frozen Food Express Industries, Inc.	2,500	26
* Ducommun, Inc.	1,100	24
* Odyssey Marine Exploration, Inc.	6,364	23
CompX International Inc.	1,394	23
* Innotrac Corp.	5,748	22
* International Shipholding Corp.	1,442	22
* Flanders Corp.	1,900	22
Tecumseh Products Co. Class B	1,000	21
* MAIR Holdings, Inc.	4,441	21
*^ Microvision, Inc.	6,995	20
Sypris Solutions, Inc.	2,100	20
Sun Hydraulics Corp.	900	19
* Fuel-Tech N.V	1,200	19
L.S. Starrett Co. Class A	1,300	19
* APAC Teleservices, Inc.	8,134	18
* Protection One, Inc.	1,024	18
* Modtech Holdings, Inc.	2,000	18
* Hawaiian Holdings, Inc.	3,300	17
* SL Industries, Inc.	1,000	17
* Omega Flex Inc.	810	15
* The Allied Defense Group, Inc.	700	15
* Nashua Corp.	1,786	15
* TRM Corp.	2,200	15
Dynamic Materials Corp.	400	14
* Millennium Cell Inc.	8,288	13
* PRG-Schultz International, Inc.	16,811	10
* Catalytica Energy Systems, Inc.	6,204	9
Ambassadors International, Inc.	500	9
* Spherix Inc.	3,141	9
* Central Freight Lines, Inc.	3,820	7
* Aerosonic Corp.	730	6
* Barrett Business Services, Inc.	200	5
* Rush Enterprises, Inc. Class B	300	5
* Strategic Distribution, Inc.	508	5
* Channell Commercial Corp.	800	4
* Electro Energy, Inc.	600	2
* UQM Technologies, Inc.	400	2
Preformed Line Products Co.	23	1
* BMC Industries, Inc.	29,237	—
* DT Industries, Inc.	7,000	—

		574,889

Information Technology (9.7%)
Microsoft Corp.	3,215,693	87,499
* Cisco Systems, Inc.	2,062,361	44,691
International Business Machines Corp.	530,274	43,731
Intel Corp.	2,024,251	39,169
Hewlett-Packard Co.	952,682	31,343
QUALCOMM Inc.	551,956	27,934
* Google Inc.	66,984	26,124
* Dell Inc.	750,677	22,340
* Oracle Corp.	1,423,145	19,483
Motorola, Inc.	836,295	19,159
* Apple Computer, Inc.	282,886	17,743
Texas Instruments, Inc.	543,263	17,640
* Yahoo! Inc.	428,642	13,828
* Corning, Inc.	511,603	13,767
* eBay Inc.	350,880	13,705
First Data Corp.	256,495	12,009
* EMC Corp.	802,660	10,940
Applied Materials, Inc.	545,403	9,550
Automatic Data Processing, Inc.	193,816	8,853
* Adobe Systems, Inc.	201,816	7,047
* Broadcom Corp.	142,152	6,135
* Symantec Corp.	363,497	6,118
* Sun Microsystems, Inc.	1,147,609	5,887
* Electronic Arts Inc.	101,138	5,534
* Advanced Micro Devices, Inc.	151,133	5,011
* Agilent Technologies, Inc.	131,270	4,929
Accenture Ltd.	163,800	4,925
* Xerox Corp.	322,935	4,909
Paychex, Inc.	114,815	4,783
Analog Devices, Inc.	123,065	4,712
Electronic Data Systems Corp.	175,385	4,705
* Lucent Technologies, Inc.	1,495,224	4,560
CA, Inc.	156,323	4,253
* Network Appliance, Inc.	117,682	4,240
Maxim Integrated Products, Inc.	110,344	4,099
* Marvell Technology Group Ltd.	71,600	3,873
Seagate Technology	139,186	3,665
Linear Technology Corp.	102,584	3,599
* SanDisk Corp.	62,058	3,569
* Computer Sciences Corp.	62,333	3,462
* Freescale Semiconductor, Inc. Class A	118,037	3,283
National Semiconductor Corp.	115,788	3,223
KLA-Tencor Corp.	66,537	3,218
* NVIDIA Corp.	54,783	3,137
* Juniper Networks, Inc.	161,714	3,092
* Micron Technology, Inc.	208,093	3,063
* Autodesk, Inc.	77,798	2,997
Xilinx, Inc.	117,462	2,990
* Intuit, Inc.	56,180	2,988
* Cognizant Technology Solutions Corp.	46,454	2,764
* Fiserv, Inc.	62,171	2,645
* NCR Corp.	61,552	2,572
Microchip Technology, Inc.	70,857	2,572
* Altera Corp.	122,260	2,523
* Jabil Circuit, Inc.	58,366	2,502
* Affiliated Computer Services, Inc. Class A	39,085	2,332
* Tellabs, Inc.	143,869	2,288
* Citrix Systems, Inc.	59,160	2,242
* MEMC Electronic Materials, Inc.	59,282	2,189
Harris Corp.	45,190	2,137
* JDS Uniphase Corp.	511,269	2,132
* VeriSign, Inc.	86,413	2,073
* Flextronics International Ltd.	193,700	2,005
* LAM Research Corp.	45,851	1,972
* Lexmark International, Inc.	39,025	1,771
* Cadence Design Systems, Inc.	93,533	1,729
* BEA Systems, Inc.	125,308	1,645
* Avaya Inc.	144,969	1,638
* Comverse Technology, Inc.	67,701	1,593
* Red Hat, Inc.	56,527	1,582
* BMC Software, Inc.	72,884	1,579
Molex, Inc.	47,004	1,561
Amphenol Corp.	29,884	1,559
* LSI Logic Corp.	131,746	1,523
Intersil Corp.	52,278	1,512
* Akamai Technologies, Inc.	43,437	1,429
* Western Digital Corp.	73,085	1,420
* NAVTEQ Corp.	27,630	1,399
* McAfee Inc.	56,542	1,376
* Iron Mountain, Inc.	33,205	1,353
* CheckFree Corp.	26,144	1,320
* Arrow Electronics, Inc.	40,247	1,299
* Activision, Inc.	92,756	1,279
CDW Corp.	21,523	1,267
* Ceridian Corp.	48,897	1,244
* Solectron Corp.	308,638	1,235
* Rambus Inc.	30,553	1,202
Global Payments Inc.	22,098	1,171
* Avnet, Inc.	44,276	1,124
* DST Systems, Inc.	19,257	1,116
* Alliance Data Systems Corp.	23,700	1,108
* Synopsys, Inc.	49,283	1,101
* Novellus Systems, Inc.	44,847	1,076
* QLogic Corp.	54,160	1,048
Sabre Holdings Corp.	44,522	1,048
* Teradyne, Inc.	66,519	1,032
* Compuware Corp.	131,264	1,028
* Ciena Corp.	195,758	1,020
* Zebra Technologies Corp. Class A	22,506	1,006
* ADC Telecommunications, Inc.	39,325	1,006
Tektronix, Inc.	28,071	1,002
* Integrated Device Technology Inc.	67,316	1,000
* International Rectifier Corp.	24,029	996
* Novell, Inc.	128,987	991
Diebold, Inc.	23,352	960
* F5 Networks, Inc.	13,083	948
* Agere Systems Inc.	61,631	927
* Ingram Micro, Inc. Class A	46,162	923
Fidelity National Information Services, Inc.	22,753	923
Symbol Technologies, Inc.	84,374	893
MoneyGram International, Inc.	28,790	884
Fair Isaac, Inc.	22,205	880
* Convergys Corp.	47,469	864
* Cree, Inc.	25,866	849
* Mettler-Toledo International Inc.	13,937	841
* Maxtor Corp.	86,242	824
* Vishay Intertechnology, Inc.	57,663	821
* Trimble Navigation Ltd.	18,150	818
* salesforce.com, Inc.	22,100	803
* Unisys Corp.	115,506	796
* Cypress Semiconductor Corp.	46,103	781
* Fairchild Semiconductor International, Inc.	40,486	772
* Foundry Networks, Inc.	42,471	771
* PMC Sierra Inc.	62,300	766
* Silicon Laboratories Inc.	13,692	752
* Sanmina-SCI Corp.	179,722	737
* Tech Data Corp.	19,659	726
Acxiom Corp.	27,467	710
* Palm, Inc.	30,502	706
* Atmel Corp.	148,347	700
* Polycom, Inc.	31,539	684
* CNET Networks, Inc.	48,077	683
* 3Com Corp.	131,515	673
* CACI International, Inc.	10,200	671
* FLIR Systems, Inc.	23,200	659
* Hyperion Solutions Corp.	20,202	659
* Openwave Systems Inc.	30,475	658
* Sybase, Inc.	30,918	653
* Brocade Communications Systems, Inc.	92,327	617
* Anteon International Corp.	11,300	617
National Instruments Corp.	18,728	611
* Andrew Corp.	49,459	607
Reynolds & Reynolds Class A	21,378	607
* Parametric Technology Corp.	37,068	605
Jack Henry & Associates Inc.	26,396	604
* Microsemi Corp.	20,586	599
* MICROS Systems, Inc.	13,000	599
* ANSYS, Inc.	10,800	585
* Avid Technology, Inc.	13,406	583
* Digital River, Inc.	13,308	580
ADTRAN Inc.	22,128	579
Plantronics, Inc.	16,097	570
* FormFactor Inc.	14,500	570
* RF Micro Devices, Inc.	64,938	562
* Conexant Systems, Inc.	162,070	559
* THQ Inc.	21,582	559
* BISYS Group, Inc.	41,289	557
* Freescale Semiconductor, Inc. Class B	19,927	553
* Plexus Corp.	14,704	552
* Cymer, Inc.	12,141	552
* Benchmark Electronics, Inc.	14,372	551
* Hewitt Associates, Inc.	18,304	544
* TIBCO Software Inc.	65,084	544
* OmniVision Technologies, Inc.	17,700	535
* Avocent Corp.	16,825	534
* CommScope, Inc.	18,696	534
* Varian Semiconductor Equipment Associates, Inc.	18,958	532
* MPS Group, Inc.	34,651	530
Anixter International Inc.	11,042	528
* BearingPoint, Inc.	61,698	524
* Electronics for Imaging, Inc.	18,660	522
* Intermec, Inc.	17,024	519
* aQuantive, Inc.	21,800	513
* Nuance Communications, Inc.	43,283	511
* Itron, Inc.	8,400	503
Imation Corp.	11,678	501
* ValueClick, Inc.	29,190	494
* Tessera Technologies, Inc.	15,181	487
* Emulex Corp.	28,159	481
FactSet Research Systems Inc.	10,839	481
* Equinix, Inc.	7,372	473
* SiRF Technology Holdings, Inc.	13,366	473
* Informatica Corp.	30,162	469
* Arris Group Inc.	33,800	465
* Powerwave Technologies, Inc.	33,892	457
* Trident Microsystems, Inc.	15,700	456
* Semtech Corp.	25,493	456
* Komag, Inc.	9,573	456
* Interdigital Communications Corp.	18,567	455
* Take-Two Interactive Software, Inc.	24,100	450
* Websense, Inc.	16,200	447
* Digitas Inc.	30,971	446
* Sonus Networks, Inc.	80,523	441
Cognex Corp.	14,692	435
* Perot Systems Corp.	27,900	434
Belden CDT Inc.	15,925	434
* MicroStrategy Inc.	4,101	432
* SRA International, Inc.	11,400	430
* Brightpoint, Inc.	13,836	430
* Digital Insight Corp.	11,760	428
* RSA Security Inc.	23,852	428
* EarthLink, Inc.	44,753	427
* Applied Micro Circuits Corp.	102,661	418
* Finisar Corp.	82,755	410
* Kronos, Inc.	10,902	408
* Rackable Systems Inc.	7,700	407
* Progress Software Corp.	13,700	399
* eFunds Corp.	15,375	397
* Transaction Systems Architects, Inc.	12,700	396
* Entegris Inc.	36,838	392
* ATMI, Inc.	12,816	387
* FileNet Corp.	14,300	386
* CSG Systems International, Inc.	16,249	378
* Coherent, Inc.	10,599	372
* WebEx Communications, Inc.	11,000	370
* Intergraph Corp.	8,774	366
* Skyworks Solutions, Inc.	53,782	365
* ON Semiconductor Corp.	50,031	363
* Macrovision Corp.	16,200	359
AVX Corp.	19,814	351
* RealNetworks, Inc.	41,879	346
* Brooks Automation, Inc.	23,838	339
* HomeStore, Inc.	51,601	339
* Quest Software, Inc.	20,122	336
* Micrel, Inc.	22,635	335
* Aeroflex, Inc.	24,430	335
* j2 Global Communications, Inc.	7,004	329
* Internet Security Systems, Inc.	13,532	324
* Wind River Systems Inc.	25,814	321
* Checkpoint Systems, Inc.	11,900	320
* Zoran Corp.	14,122	309
* Euronet Worldwide, Inc.	8,000	303
* Cabot Microelectronics Corp.	8,107	301
* Rogers Corp.	5,500	300
Talx Corp.	10,515	299
* Amkor Technology, Inc.	34,561	299
* Sycamore Networks, Inc.	63,118	297
* Global Imaging Systems, Inc.	7,700	292
Technitrol, Inc.	12,169	292
* Dycom Industries, Inc.	13,490	287
* Redback Networks Inc.	13,121	285
* Power Integrations, Inc.	11,400	282
* Keane, Inc.	17,700	279
* Lexar Media, Inc.	32,478	279
* Gartner, Inc. Class A	19,703	275
* Witness Systems, Inc.	10,800	274
* InfoSpace, Inc.	9,748	272
* Silicon Image, Inc.	26,271	271
* Rofin-Sinar Technologies Inc.	4,964	269
* Wright Express Corp.	9,574	269
* MKS Instruments, Inc.	11,453	268
* KEMET Corp.	28,263	268
* DSP Group Inc.	9,200	267
* Tekelec	19,011	263
* Hutchinson Technology, Inc.	8,600	259
Total System Services, Inc.	12,923	257
Black Box Corp.	5,300	255
* Vitesse Semiconductor Corp.	70,715	253
* Cogent Inc.	13,800	253
* Littelfuse, Inc.	7,400	253
MTS Systems Corp.	6,020	252
* VeriFone Holdings, Inc.	8,304	252
* Mentor Graphics Corp.	22,755	251
United Online, Inc.	19,549	251
* ScanSource, Inc.	4,100	248
* Lattice Semiconductor Corp.	37,153	247
* Paxar Corp.	12,485	244
* Photronics Inc.	12,600	236
* Cirrus Logic, Inc.	27,861	236
* Identix, Inc.	29,100	232
* Newport Corp.	12,260	231
* Advent Software, Inc.	8,019	228
MAXIMUS, Inc.	6,300	227
* Aspen Technologies, Inc.	17,800	225
* Diodes Inc.	5,400	224
* Stratex Networks, Inc.	36,082	222
* ViaSat, Inc.	7,675	220
* SafeNet, Inc.	8,222	218
*^ Taser International Inc.	20,400	216
* Sapient Corp.	28,013	214
*^ MRV Communications Inc.	51,760	212
* Ariba, Inc.	21,684	212
*^ Avanex Corp.	64,962	212
* Atheros Communications	7,955	208
* TriQuint Semiconductor, Inc.	42,189	208
infoUSA Inc.	15,984	207
* Electro Scientific Industries, Inc.	9,300	206
* Veeco Instruments, Inc.	8,700	203
* Epicor Software Corp.	15,082	203
* Adaptec, Inc.	36,526	202
* NetIQ Corp.	17,952	200
* UTStarcom, Inc.	31,756	200
* McDATA Corp. Class A	43,046	199
* Manhattan Associates, Inc.	9,000	198
* Mastec Inc.	13,875	197
Daktronics, Inc.	5,359	196
Cohu, Inc.	9,213	196
* Comtech Telecommunications Corp.	6,650	194
*^ Mindspeed Technologies, Inc.	48,445	193
* Axcelis Technologies, Inc.	32,683	192
* LoJack Corp.	7,969	191
Gevity HR, Inc.	7,800	191
* ManTech International Corp.	5,700	189
* 24/7 Real Media, Inc.	17,989	188
* Quantum Corp.	50,300	188
* Opsware, Inc.	21,900	188
* Extreme Networks, Inc.	37,190	187
* Genesis Microchip Inc.	10,930	186
* CMGI Inc.	125,643	186
* Credence Systems Corp.	25,200	185
* Transmeta Corp.	89,385	181
Park Electrochemical Corp.	6,132	181
* Advanced Digital Information Corp.	20,600	181
* TTM Technologies, Inc.	12,400	180
* Ultratech, Inc.	7,200	176
* Dolby Laboratories Inc.	8,387	175
* NETGEAR, Inc.	9,100	173
* Hypercom Corp.	18,500	172
* Netlogic Microsystems Inc.	4,100	169
Quality Systems, Inc.	5,100	169
* Lawson Software Inc.	22,001	169
* TranSwitch Corp.	64,300	167
* iPayment Holdings, Inc.	3,900	167
* Exar Corp.	11,471	164
* Asyst Technologies, Inc.	15,618	163
* RadiSys Corp.	8,178	162
* Safeguard Scientifics, Inc.	65,718	162
* eCollege.com Inc.	8,600	162
* Mattson Technology, Inc.	13,402	161
* Gateway, Inc.	73,422	161
* Kulicke & Soffa Industries, Inc.	16,834	161
CTS Corp.	11,900	159
* Synaptics Inc.	7,227	159
* FEI Co.	8,000	159
* Standard Microsystem Corp.	6,100	158
* Concur Technologies, Inc.	8,500	158
* Sigma Designs, Inc.	10,700	156
Inter-Tel, Inc.	7,200	154
* SPSS, Inc.	4,860	154
* Advanced Energy Industries, Inc.	10,800	153
* Ixia	10,649	152
* ANADIGICS, Inc.	18,876	149
* TNS Inc.	7,000	148
* Lionbridge Technologies, Inc.	18,491	146
* Multi-Fineline Electronix, Inc.	2,500	146
* Altiris, Inc.	6,600	145
* Verint Systems Inc.	4,100	145
* Actel Corp.	9,000	143
* Neoware Systems, Inc.	4,836	143
* Harmonic, Inc.	22,388	143
* Chordiant Software, Inc.	40,700	142
* webMethods, Inc.	16,577	140
*^ Marchex, Inc.	6,481	139
* Answerthink Consulting Group, Inc.	21,503	138
* iVillage Inc.	16,385	138
* SonicWALL, Inc.	19,156	136
Landauer, Inc.	2,700	136
* Secure Computing Corp.	11,700	135
* Echelon Corp.	14,300	135
* Glenayre Technologies, Inc.	25,700	135
* Art Technology Group, Inc.	41,974	135
Agilysys, Inc.	8,900	134
* Open Solutions Inc.	4,839	132
* Agile Software Corp.	17,296	132
* Sonic Solutions, Inc.	7,200	130
* JDA Software Group, Inc.	9,027	130
* Anaren, Inc.	6,685	130
* Supertex, Inc.	3,456	130
* Symmetricom Inc.	15,150	130
* Universal Display Corp.	9,000	129
Methode Electronics, Inc. Class A	11,849	129
* Blackboard Inc.	4,497	128
* Packeteer, Inc.	10,914	127
* Tyler Technologies, Inc.	11,500	127
* OpenTV Corp.	42,912	126
* Planar Systems, Inc.	7,423	126
* Silicon Storage Technology, Inc.	28,635	125
* Microtune, Inc.	24,024	125
* Presstek, Inc.	10,531	125
* Mercury Computer Systems, Inc.	7,700	125
* Borland Software Corp.	23,040	124
* FalconStor Software, Inc.	13,158	124
* Gerber Scientific, Inc.	11,900	123
* Merix Corp.	9,904	122
* The Ultimate Software Group, Inc.	4,700	121
* Oplink Communications, Inc.	6,983	121
* MatrixOne, Inc.	16,878	121
* Intrado Inc.	4,600	120
* Sykes Enterprises, Inc.	8,367	119
* EMCORE Corp.	11,577	118
* Zhone Technologies	44,085	118
* Ditech Communications Corp.	11,300	118
* Stratasys, Inc.	4,000	118
* Ciber, Inc.	18,426	118
* Vignette Corp.	7,969	118
* Rudolph Technologies, Inc.	6,789	116
* MRO Software Inc.	7,250	116
* S1 Corp.	22,884	115
* Kopin Corp.	23,000	115
* Interwoven Inc.	12,747	115
* Immersion Corp.	13,159	114
* Iomega Corp.	34,380	113
Bel Fuse, Inc. Class A	4,000	113
* PC-Tel, Inc.	11,702	111
* Dot Hill Systems Corp.	15,489	110
* C-COR Inc.	12,500	109
* Forrester Research, Inc.	4,884	109
Startek, Inc.	4,600	108
* Jupitermedia Corp.	6,017	108
* Excel Technology, Inc.	3,670	108
* LTX Corp.	19,997	108
* OYO Geospace Corp.	1,824	108
* Radiant Systems, Inc.	7,950	107
* Measurement Specialties, Inc.	4,100	107
* Bankrate, Inc.	2,450	107
* OSI Systems Inc.	5,008	106
* Covansys Corp.	6,113	105
* InterVoice, Inc.	12,136	104
* Online Resources Corp.	8,007	104
* Manugistics Group, Inc.	48,134	104
* PDF Solutions, Inc.	5,467	103
* MIPS Technologies, Inc.	13,746	103
* Calamp Corp.	8,700	102
* Monolithic System Technology, Inc.	11,414	101
* Intevac, Inc.	3,500	101
*^ GlobeTel Communications Corp.	40,100	100
* Raindance Communications, Inc.	36,600	99
* Ansoft Corp.	2,346	98
* QuickLogic Corp.	17,008	98
* Photon Dynamics, Inc.	5,200	98
* ADE Corp.	3,178	97
* Monolithic Power Systems	5,215	97
* Lightbridge, Inc.	8,700	97
Stellent Inc.	8,112	96
TheStreet.com, Inc.	12,667	96
* Applied Films Corp.	4,901	95
* Metrologic Instruments, Inc.	4,100	95
* EPIQ Systems, Inc.	4,969	94
* iGATE Corp.	15,893	94
* PLX Technology, Inc.	7,450	93
* Cray Inc.	51,483	93
* Internet Capital Group Inc.	9,834	93
* Entrust, Inc.	20,524	92
* Magma Design Automation, Inc.	10,600	92
* SI International Inc.	2,600	91
* AMIS Holdings Inc.	10,085	91
* Perficient, Inc.	7,822	91
* iPass Inc.	11,309	91
* Novatel Wireless, Inc.	10,027	90
*^ Click Commerce, Inc.	3,720	89
* Zygo Corp.	5,421	88
* Quovadx, Inc.	27,258	87
* SBS Technologies, Inc.	5,323	86
* Sirenza Microdevices, Inc.	9,070	86
* InFocus Corp.	18,000	86
Integral Systems, Inc.	3,160	85
* Concurrent Computer Corp.	26,200	85
*^ Convera Corp.	8,758	84
* IXYS Corp.	9,093	84
X-Rite Inc.	6,300	84
*^ SpatiaLight, Inc.	23,500	83
* CyberSource Corp.	7,400	83
* PortalPlayer Inc.	3,700	82
* Docucorp International, Inc.	9,948	82
* Kanbay International Inc.	5,374	82
* American Technology Corp.	19,570	82
* VA Software Corp.	17,069	82
* SYNNEX Corp.	4,400	82
Blackbaud, Inc.	3,841	81
* Pericom Semiconductor Corp.	8,250	81
* Lasercard Corp.	3,556	80
* Integrated Silicon Solution, Inc.	12,000	80
* Actuate Software Corp.	18,700	79
* Tumbleweed Communications Corp.	26,363	79
* Mechanical Technology Inc.	20,954	79
* Mobility Electronics, Inc.	9,427	79
Allen Organ Co.	1,400	78
* EFJ, Inc.	7,200	78
* Applied Digital Solutions, Inc.	26,430	77
* SupportSoft, Inc.	17,268	76
* Superior Essex Inc.	3,000	76
* SigmaTel Inc.	8,700	76
* Internap Network Services Corp.	80,700	76
* Volterra Semiconductor Corp.	3,900	74
SpectraLink Corp.	5,925	74
* Digi International, Inc.	6,300	74
* Blue Coat Systems, Inc.	3,367	73
* COMARCO, Inc.	6,400	73
* Carrier Access Corp.	12,100	73
*^ Telkonet, Inc.	17,100	73
* PLATO Learning, Inc.	7,653	73
* WJ Communications, Inc.	28,816	73
* Rimage Corp.	3,200	72
* Autobytel Inc.	14,810	71
* NetScout Systems, Inc.	7,800	71
* California Micro Devices Corp.	8,731	69
* Keynote Systems Inc.	6,016	69
* SeaChange International, Inc.	8,782	68
* Westell Technologies, Inc.	16,700	68
* Interactive Intelligence Inc.	6,861	68
* VASCO Data Security International, Inc.	8,300	68
* Pixelworks, Inc.	13,600	68
* NetRatings, Inc.	5,069	67
Keithley Instruments Inc.	4,303	66
* White Electronic Designs Corp.	11,200	66
* Computer Horizons Corp.	13,100	66
* Bottomline Technologies, Inc.	4,700	65
* NIC Inc.	10,500	64
* Semitool, Inc.	5,649	64
* Fargo Electronics	3,793	64
* Nu Horizons Electronics Corp.	7,522	64
* Pegasus Solutions Inc.	6,800	64
* Tollgrade Communications, Inc.	4,300	64
* Digimarc Corp.	8,500	63
* Cherokee International Corp.	12,369	63
* DTS Inc.	3,200	63
* Hifn, Inc.	7,967	62
* EMS Technologies, Inc.	3,431	62
* Ulticom, Inc.	5,749	62
* Viewpoint Corp.	43,897	61
* InterVideo Inc.	5,429	59
*^ Viisage Technology, Inc.	3,354	59
* Aware, Inc.	10,000	58
* Dynamics Research Corp.	3,850	57
* AuthentiDate Holding Corp.	14,539	57
* Phoenix Technologies Ltd.	8,197	56
* NMS Communications Corp.	14,700	55
* Carreker Corp.	8,600	55
* Saba Software, Inc.	8,559	55
* American Power Technology, Inc.	3,720	55
* FARO Technologies, Inc.	3,800	54
Renaissance Learning, Inc.	3,006	54
* Infocrossing, Inc.	4,400	53
* DDi Corp.	6,513	52
* Bell Microproducts Inc.	8,500	52
* ActivIdentity Corp.	12,400	52
* Edgewater Technology, Inc.	7,915	52
* FSI International, Inc.	9,808	52
* Corillian Corp.	13,175	51
* Virage Logic Corp.	4,700	51
* Terayon Communications Systems, Inc.	27,653	51
* WatchGuard Technologies, Inc.	9,900	50
Syntel, Inc.	2,665	50
* Nanometrics Inc.	3,600	50
* Lantronix, Inc.	21,000	49
* TechTeam Global, Inc.	4,390	49
* Maxwell Technologies, Inc.	2,500	49
*^ 8X8 Inc.	27,550	48
* Napster, Inc.	14,231	48
* I.D. Systems, Inc.	1,900	48
* Ceva, Inc.	7,134	47
Woodhead Industries, Inc.	2,838	47
* Embarcadero Technologies, Inc.	6,709	47
* Zomax Inc.	25,462	47
* Digital Angel Corp.	10,500	45
* Captaris Inc.	9,700	45
* Centillium Communications, Inc.	11,320	43
* Terremark Worldwide, Inc.	5,060	43
* SM&A Corp.	6,562	43
* OPNET Technologies, Inc.	3,959	42
* MapInfo Corp.	2,900	41
* ESS Technology, Inc.	12,000	40
* Greenfield Online, Inc.	6,601	40
* Overland Storage, Inc.	4,244	39
* ParkerVision, Inc.	3,500	38
* RightNow Technologies Inc.	2,400	38
* Atari, Inc.	58,720	38
*^ WorldGate Communications, Inc.	18,631	37
* ONYX Software Corp.	7,838	37
* Radyne Comstream Inc.	2,300	37
* LookSmart, Ltd.	6,700	36
* PC Connection, Inc.	6,014	35
* Mobius Management Systems, Inc.	5,450	34
* Applied Innovation Inc.	7,804	33
* Pegasystems Inc.	4,100	33
QAD Inc.	4,420	33
* Optical Communication Products, Inc.	10,560	33
* Ness Technologies Inc.	2,514	32
* Endwave Corp.	2,100	31
* Ampex Corp. Class A	1,535	31
* MetaSolv, Inc.	9,938	30
* Network Engines, Inc.	9,800	30
* GTSI Corp.	4,700	30
* Selectica, Inc.	10,200	30
* Web.com, Inc.	5,020	30
Molex, Inc. Class A	1,000	30
* International DisplayWorks, Inc.	4,453	29
* Tier Technologies, Inc.	3,600	29
* Motive, Inc.	7,339	29
* SAVVIS Communications Corp.	18,980	28
* LeCroy Corp.	1,800	28
* Therma-Wave Inc.	16,977	28
* TransAct Technologies Inc.	2,876	27
* Ramtron International Corp.	13,872	27
* Globecomm Systems, Inc.	3,600	27
* Pemstar Inc.	12,600	26
* ePlus Inc.	1,800	26
* Sumtotal Systems Inc.	5,064	26
*^ HouseValues, Inc.	3,100	26
* PlanetOut, Inc.	2,500	25
* SimpleTech, Inc.	6,747	25
* Computer Task Group, Inc.	5,500	23
* Tut Systems, Inc.	7,400	23
* Analysts International Corp.	8,178	23
* Miva Inc.	5,400	22
* Indus International, Inc.	6,000	22
* Performance Technologies, Inc.	2,900	22
* Interlink Electronics Inc.	6,840	21
* Alliance Semiconductor Corp.	7,500	21
* Network Equipment Technologies, Inc.	5,100	20
* Catapult Communications Corp.	1,521	20
* Vitria Technology, Inc.	6,525	19
* On2 Technologies, Inc.	23,500	19
American Software, Inc. Class A	2,500	18
*^ Research Frontiers, Inc.	4,700	18
* Avici Systems Inc.	3,990	18
* Acacia Research - Acacia Technologies	2,000	18
Wireless Telecom Group, Inc.	5,909	17
* Staktek Holdings Inc.	2,721	17
* SCM Microsystems, Inc.	4,700	16
* Somera Communications, Inc.	38,100	16
* Management Network Group Inc.	7,218	16
* Loudeye Corp.	29,712	15
* Wave Systems Corp.	24,979	15
* The Knot, Inc.	800	14
*^ Verso Technologies, Inc.	8,718	14
* The SCO Group, Inc.	3,175	14
* Leadis Technology Inc.	2,300	13
* Intraware, Inc.	1,684	13
* Telular Corp.	4,013	13
* Superconductor Technologies Inc.	3,015	12
* Pfsweb Inc.	9,700	12
* Zix Corp.	7,900	12
* Icad Inc.	7,000	11
* Spectrum Control, Inc.	1,300	11
Inforte Corp.	2,284	10
* Datalink Corp.	2,405	10
* Qualstar Corp.	2,400	10
* Rainmaker Systems, Inc.	2,180	9
* Innovex, Inc.	1,800	9
* Micro Linear Corp.	4,600	9
* Intelli-Check Inc.	1,297	9
* Technology Solutions Co.	887	8
* Callidus Software Inc.	1,800	8
* Sunrise Telecom Inc.	3,485	8
* MTI Technology Corp.	5,150	7
* CallWave, Inc.	1,600	7
* BSQUARE Corp.	2,325	7
* Cosine Communications, Inc.	2,446	6
* Evolving Systems, Inc.	2,955	6
* Telecommunication Systems, Inc.	2,200	6
* IPIX Corp.	3,924	5
* Moldflow Corp.	300	5
Printronix, Inc.	300	5
Bel Fuse, Inc. Class B	100	4
* GSE Systems, Inc.	1,726	3
* FOCUS Enhancements, Inc.	4,400	3
* Kintera Inc.	1,700	2
* Eagle Broadband, Inc.	20,000	2
* Optical Cable Corp. Warrants Exp. 10/24/2007	728	—
* Media 100 Inc.	6,149	—

		809,797

Materials (2.0%)
Dow Chemical Co.	324,038	13,156
E.I. du Pont de Nemours & Co.	308,617	13,027
Alcoa Inc.	292,092	8,926
Newmont Mining Corp. (Holding Co.)	150,267	7,797
Monsanto Co.	90,033	7,630
Praxair, Inc.	108,366	5,976
Weyerhaeuser Co.	81,613	5,911
Phelps Dodge Corp.	68,346	5,504
Nucor Corp.	52,170	5,467
International Paper Co.	156,752	5,419
Air Products & Chemicals, Inc.	74,505	5,006
Freeport-McMoRan Copper & Gold, Inc. Class B	62,049	3,709
PPG Industries, Inc.	56,305	3,567
Vulcan Materials Co.	34,101	2,955
Ecolab, Inc.	64,772	2,474
Rohm & Haas Co.	48,595	2,375
United States Steel Corp.	38,189	2,317
Allegheny Technologies Inc.	28,028	1,715
Martin Marietta Materials, Inc.	15,638	1,674
MeadWestvaco Corp.	60,872	1,662
Sealed Air Corp.	28,046	1,623
Temple-Inland Inc.	36,024	1,605
Engelhard Corp.	40,438	1,602
Ashland, Inc.	22,447	1,596
Sigma-Aldrich Corp.	22,766	1,498
Lyondell Chemical Co.	75,181	1,496
Ball Corp.	33,252	1,457
Eastman Chemical Co.	27,434	1,404
* Pactiv Corp.	48,500	1,190
* Smurfit-Stone Container Corp.	85,740	1,163
Sonoco Products Co.	31,918	1,081
Bemis Co., Inc.	33,910	1,071
* Crown Holdings, Inc.	56,322	999
Lubrizol Corp.	23,043	987
Florida Rock Industries, Inc.	16,655	936
Chemtura Corp.	79,258	934
Louisiana-Pacific Corp.	34,056	926
Lafarge North America Inc.	10,962	921
International Flavors & Fragrances, Inc.	26,764	919
Airgas, Inc.	23,464	917
Valspar Corp.	32,776	913
* Owens-Illinois, Inc.	51,659	897
Reliance Steel & Aluminum Co.	9,514	894
Commercial Metals Co.	16,700	893
Cytec Industries, Inc.	13,342	801
FMC Corp.	12,209	757
Scotts Miracle-Gro Co.	16,064	735
RPM International, Inc.	40,277	723
Carpenter Technology Corp.	7,600	718
Steel Dynamics, Inc.	12,521	710
Cabot Corp.	19,912	677
Eagle Materials, Inc.	10,605	676
AptarGroup Inc.	12,000	663
* The Mosaic Co.	45,383	651
Cleveland-Cliffs Inc.	7,400	645
Packaging Corp. of America	28,400	637
* Nalco Holding Co.	36,000	637
* Oregon Steel Mills, Inc.	12,236	626
Albemarle Corp.	13,545	614
* Coeur d'Alene Mines Corp.	92,300	605
Quanex Corp.	8,660	577
* Huntsman Corp.	29,865	576
Celanese Corp. Series A	27,293	572
Bowater Inc.	19,270	570
* Headwaters Inc.	14,100	561
* Titanium Metals Corp.	11,164	542
* AK Steel Corp.	35,717	536
Olin Corp.	24,558	527
H.B. Fuller Co.	9,800	503
* Hercules, Inc.	36,226	500
Worthington Industries, Inc.	24,350	488
* Chaparral Steel Co.	7,500	487
Texas Industries, Inc.	7,900	478
Eagle Materials, Inc. Class B	7,419	473
* Aleris International Inc.	9,010	433
* RTI International Metals, Inc.	7,639	419
Minerals Technologies, Inc.	6,800	397
* Apex Silver Mines Ltd.	14,800	352
Silgan Holdings, Inc.	7,854	315
Schnitzer Steel Industries, Inc. Class A	7,300	313
* Century Aluminum Co.	7,300	310
Ferro Corp.	14,676	294
* W.R. Grace & Co.	21,700	289
* Stillwater Mining Co.	17,295	285
* Symyx Technologies, Inc.	10,258	285
MacDermid, Inc.	8,800	283
Georgia Gulf Corp.	10,717	279
A. Schulman Inc.	10,600	262
Sensient Technologies Corp.	14,212	257
Glatfelter	13,900	255
* Hecla Mining Co.	38,400	254
Greif Inc. Class A	3,700	253
Spartech Corp.	10,500	252
^ Royal Gold, Inc.	6,839	248
Compass Minerals International	9,900	247
Wausau Paper Corp.	17,126	243
Gibraltar Industries Inc.	8,200	242
* PolyOne Corp.	25,200	235
Metal Management, Inc.	7,100	225
* OM Group, Inc.	9,289	214
AMCOL International Corp.	7,400	213
Arch Chemicals, Inc.	6,850	208
Deltic Timber Corp.	3,400	206
Ryerson Tull, Inc.	7,691	206
* Brush Engineered Materials Inc.	8,900	176
* Terra Industries, Inc.	24,632	174
NewMarket Corp.	3,440	164
A.M. Castle & Co.	5,173	153
Neenah Paper Inc.	4,504	148
Westlake Chemical Corp.	4,242	147
Rock-Tenn Co.	9,633	144
Myers Industries, Inc.	8,461	135
* Omnova Solutions Inc.	21,041	129
* Tronox Inc. Class B	7,483	127
Schweitzer-Mauduit International, Inc.	5,050	121
*^ Altair Nanotechnology	33,300	119
* U.S. Concrete, Inc.	7,558	109
* Caraustar Industries, Inc.	10,300	106
Steel Technologies, Inc.	4,198	102
* Buckeye Technology, Inc.	11,000	100
* Landec Corp.	11,700	93
* Pioneer Cos., Inc.	3,016	92
Chesapeake Corp. of Virginia	6,400	89
* Senomyx, Inc.	5,300	87
Balchem Corp.	3,750	87
Penford Corp.	5,350	86
Roanoke Electric Steel Corp.	2,600	84
*^ Zoltek Cos., Inc.	3,634	83
* Lesco, Inc.	4,257	73
Calgon Carbon Corp.	11,800	73
* Graphic Packaging Corp.	34,459	71
Wellman, Inc.	10,500	67
Summa Industries	6,475	66
NN, Inc.	5,080	66
* Wheeling-Pittsburgh Corp.	3,567	65
Quaker Chemical Corp.	3,000	65
* Webco Industries, Inc.	1,030	64
American Vanguard Corp.	2,000	61
* Northwest Pipe Co.	2,000	61
Innospec, Inc.	1,900	49
* Material Sciences Corp.	4,000	48
Packaging Dynamics Corp.	3,100	43
Pope & Talbot, Inc.	5,304	36
Stepan Co.	1,200	35
NL Industries, Inc.	3,199	34
* Maxxam Inc.	1,025	33
* Mercer International Inc.	3,382	31
Great Northern Iron Ore	200	27
Olympic Steel, Inc.	900	27
* Constar International Inc.	3,846	13
* Eden Bioscience Corp.	12,826	12
* Nanophase Technologies Corp.	1,400	11
* Canyon Resources Corp.	9,500	8
Rock of Ages Corp.	1,410	7
* AEP Industries, Inc.	200	7
Atlantis Plastics, Inc. Class A	200	2

		164,738

Telecommunication Services (1.8%)
AT&T Inc.	1,311,987	35,476
Verizon Communications Inc.	983,595	33,501
Sprint Nextel Corp.	942,913	24,365
BellSouth Corp.	613,947	21,273
Alltel Corp.	122,313	7,920
* American Tower Corp. Class A	138,426	4,197
* Qwest Communications International Inc.	531,658	3,615
* NII Holdings Inc.	45,618	2,690
* Crown Castle International Corp.	71,918	2,039
CenturyTel, Inc.	42,053	1,645
Citizens Communications Co.	112,938	1,499
* Nextel Partners, Inc.	50,355	1,426
* Level 3 Communications, Inc.	222,188	1,151
* Leap Wireless International, Inc.	15,512	676
Telephone & Data Systems, Inc.	17,067	673
Telephone & Data Systems, Inc. - Special Common Shares	17,799	672
* SBA Communications Corp.	24,400	571
PanAmSat Holding Corp.	18,633	462
* Cincinnati Bell Inc.	92,340	417
* NeuStar, Inc. Class A	12,356	383
* Time Warner Telecom Inc.	20,129	361
* Dobson Communications Corp.	43,801	351
* Price Communications Corp.	17,540	310
* U.S. Cellular Corp.	5,199	309
* UbiquiTel Inc.	29,400	297
* Broadwing Corp.	18,274	269
* IDT Corp. Class B	22,400	248
Commonwealth Telephone Enterprises, Inc.	6,900	238
USA Mobility, Inc.	8,100	231
* Premiere Global Services, Inc.	25,600	206
Valor Communications Group, Inc.	15,515	204
* General Communication, Inc.	14,346	173
Iowa Telecommunications Services Inc.	6,971	133
* Cogent Communications Group, Inc.	11,955	117
Alaska Communications Systems Holdings, Inc.	9,600	116
Surewest Communications	4,500	109
D&E Communications, Inc.	8,391	94
North Pittsburgh Systems, Inc.	4,000	93
* Talk America Holdings, Inc.	8,409	72
Hickory Tech Corp.	7,781	66
Centennial Communications Corp. Class A	8,500	62
* @ Road, Inc.	11,800	60
* Wireless Facilities, Inc.	14,716	59
Shenandoah Telecommunications Co.	1,280	58
FairPoint Communications, Inc.	4,133	57
* Syniverse Holdings Inc.	3,555	56
* LCC International, Inc. Class A	15,041	55
Atlantic Tele-Network, Inc.	874	50
CT Communications, Inc.	3,462	47
* Suncom Wireless Holdings, Inc. Class A	21,560	42
*^ InPhonic, Inc.	5,300	37
* Arbinet Holdings, Inc.	4,201	31
Hector Communications Corp.	983	29
* Primus Telecommunications Group, Inc.	23,500	18
* Boston Communications Group, Inc.	5,700	15
* IDT Corp.	800	9
* Pac-West Telecom, Inc.	8,381	8
* Metro One Telecommunications, Inc.	8,190	5
* Trinsic Inc.	1,091	1

		149,347

Utilities (2.0%)
Exelon Corp.	223,994	11,849
Duke Energy Corp.	316,727	9,233
Southern Co.	248,965	8,159
Dominion Resources, Inc.	116,769	8,061
TXU Corp.	153,386	6,865
FirstEnergy Corp.	111,003	5,428
Public Service Enterprise Group, Inc.	80,303	5,143
FPL Group, Inc.	126,164	5,064
PG&E Corp.	127,611	4,964
Entergy Corp.	69,568	4,796
American Electric Power Co., Inc.	132,412	4,505
Edison International	104,210	4,291
PPL Corp.	128,000	3,763
Sempra Energy	77,857	3,617
Consolidated Edison Inc.	82,350	3,582
* AES Corp.	209,048	3,566
Progress Energy, Inc.	80,560	3,543
Ameren Corp.	68,776	3,426
Constellation Energy Group, Inc.	60,083	3,287
Cinergy Corp.	63,757	2,895
Xcel Energy, Inc.	135,923	2,467
DTE Energy Co.	60,041	2,407
KeySpan Corp.	58,882	2,407
Questar Corp.	28,824	2,019
* Allegheny Energy, Inc.	54,979	1,861
NiSource, Inc.	91,979	1,860
Wisconsin Energy Corp.	39,552	1,582
* NRG Energy, Inc.	34,564	1,563
Pepco Holdings, Inc.	63,864	1,455
SCANA Corp.	36,824	1,445
Equitable Resources, Inc.	38,832	1,418
Pinnacle West Capital Corp.	33,382	1,305
Alliant Energy Corp.	39,363	1,239
Energy East Corp.	50,094	1,217
MDU Resources Group, Inc.	36,381	1,217
Aqua America, Inc.	43,464	1,209
DPL Inc.	42,971	1,160
TECO Energy, Inc.	70,093	1,130
CenterPoint Energy Inc.	94,314	1,125
* Reliant Energy, Inc.	102,916	1,089
NSTAR	36,098	1,033
ONEOK, Inc.	31,194	1,006
Northeast Utilities	49,894	974
* CMS Energy Corp.	74,076	959
AGL Resources Inc.	25,029	902
OGE Energy Corp.	30,680	890
National Fuel Gas Co.	27,143	888
* Sierra Pacific Resources	62,314	861
Energen Corp.	23,562	825
Puget Energy, Inc.	38,931	825
Southern Union Co.	31,997	794
UGI Corp. Holding Co.	35,600	750
Hawaiian Electric Industries Inc.	27,604	749
Great Plains Energy, Inc.	25,562	720
Atmos Energy Corp.	27,236	717
Vectren Corp.	25,904	683
WPS Resources Corp.	13,571	668
Piedmont Natural Gas, Inc.	26,000	624
Westar Energy, Inc.	29,284	609
NICOR Inc.	15,034	595
PNM Resources Inc.	22,403	547
* Aquila, Inc.	128,394	512
WGL Holdings Inc.	16,724	509
* Dynegy, Inc.	97,581	468
IDACORP, Inc.	14,300	465
Peoples Energy Corp.	13,046	465
ALLETE, Inc.	9,775	456
Duquesne Light Holdings, Inc.	26,653	440
New Jersey Resources Corp.	9,500	430
NorthWestern Corp.	12,083	376
Cleco Corp.	16,816	376
UniSource Energy Corp.	12,000	366
Black Hills Corp.	10,515	358
Southwest Gas Corp.	12,527	350
Northwest Natural Gas Co.	9,250	328
Avista Corp.	15,866	328
* El Paso Electric Co.	16,121	307
California Water Service Group	5,913	266
American States Water Co.	7,050	263
South Jersey Industries, Inc.	9,400	256
CH Energy Group, Inc.	5,300	254
UIL Holdings Corp.	4,700	246
Otter Tail Corp.	8,468	243
The Laclede Group, Inc.	6,600	227
MGE Energy, Inc.	6,700	222
Empire District Electric Co.	8,000	178
SJW Corp.	4,400	118
Connecticut Water Services, Inc.	4,263	112
Ormat Technologies Inc.	2,600	99
Cascade Natural Gas Corp.	4,257	84
Central Vermont Public Service Corp.	3,700	78
EnergySouth, Inc.	2,384	76
Southwest Water Co.	4,527	72
Middlesex Water Co.	3,466	66
Green Mountain Power Corp.	1,900	55
* Semco Energy Inc.	6,100	34
Maine & Maritimes Corp.	1,900	29
Chesapeake Utilities Corp.	800	25
Florida Public Util. Co.	1,050	15
* Cadiz Inc	812	14
York Water Co.	400	10
RGC Resources, Inc.	99	3

		163,410

Total Common Stocks
(Cost $3,570,797)		5,009,601

	Face
	Amount
	(000)

U.S. Government and Agency Obligations (27.4%)

U.S. Government Securities (9.6%)
U.S. Treasury Bond
10.375%, 11/15/2012	4,000	4,337
12.000%, 8/15/2013	9,000	10,429
13.250%, 5/15/2014	2,000	2,482
11.750%, 11/15/2014	2,000	2,453
11.250%, 2/15/2015	5,050	7,333
10.625%, 8/15/2015	7,625	10,870
9.875%, 11/15/2015	1,850	2,548
9.250%, 2/15/2016	900	1,202
7.250%, 5/15/2016	24,850	29,393
7.500%, 11/15/2016	11,875	14,350
8.750%, 5/15/2017	1,050	1,386
8.875%, 8/15/2017	9,375	12,519
9.125%, 5/15/2018	600	823
9.000%, 11/15/2018	275	377
8.875%, 2/15/2019	20,900	28,453
8.125%, 8/15/2019	4,955	6,430
8.500%, 2/15/2020	14,880	19,955
8.750%, 5/15/2020	5,025	6,885
8.750%, 8/15/2020	4,075	5,597
7.875%, 2/15/2021	6,700	8,648
8.125%, 5/15/2021	625	825
8.125%, 8/15/2021	11,775	15,583
8.000%, 11/15/2021	1,120	1,471
7.250%, 8/15/2022	600	744
7.625%, 11/15/2022	22,350	28,695
7.125%, 2/15/2023	325	400
6.250%, 8/15/2023	50	57
7.625%, 2/15/2025	150	196
6.875%, 8/15/2025	2,575	3,144
6.750%, 8/15/2026	14,585	17,666
6.625%, 2/15/2027	4,695	5,631
6.375%, 8/15/2027	6,590	7,706
5.500%, 8/15/2028	6,850	7,258
5.250%, 11/15/2028	550	565
5.250%, 2/15/2029	925	950
6.125%, 8/15/2029	9,780	11,215
6.250%, 5/15/2030	5,750	6,720
U.S. Treasury Note	0	0
3.375%, 2/28/2007	4,000	3,946
3.625%, 4/30/2007	15,550	15,343
3.125%, 5/15/2007	12,925	12,677
3.500%, 5/31/2007	4,850	4,773
3.625%, 6/30/2007	44,550	43,861
6.125%, 8/15/2007	4,200	4,268
4.375%, 12/31/2007	67,100	66,565
3.000%, 2/15/2008	43,325	41,910
3.375%, 2/15/2008	1,125	1,096
5.625%, 5/15/2008	5,535	5,622
3.125%, 10/15/2008	3,600	3,455
3.375%, 11/15/2008	2,875	2,773
3.375%, 12/15/2008	2,300	2,216
3.250%, 1/15/2009	6,925	6,643
3.000%, 2/15/2009	8,250	7,849
2.625%, 3/15/2009	2,425	2,280
3.125%, 4/15/2009	10,555	10,054
3.875%, 5/15/2009	38,650	37,593
4.000%, 6/15/2009	3,400	3,317
3.625%, 7/15/2009	16,755	16,150
3.500%, 8/15/2009	24,200	23,213
6.000%, 8/15/2009	5,985	6,201
3.375%, 10/15/2009	8,850	8,437
3.625%, 1/15/2010	16,375	15,694
3.500%, 2/15/2010	500	477
6.500%, 2/15/2010	4,300	4,549
4.000%, 3/15/2010	4,725	4,585
4.000%, 4/15/2010	29,075	28,194
3.875%, 5/15/2010	34,750	33,517
3.875%, 7/15/2010	2,225	2,144
4.125%, 8/15/2010	2,550	2,479
4.250%, 10/15/2010	760	742
4.500%, 11/15/2010	1,450	1,431
4.375%, 12/15/2010	2,700	2,648
5.000%, 8/15/2011	1,290	1,301
4.875%, 2/15/2012	3,135	3,140
4.375%, 8/15/2012	3,100	3,019
3.875%, 2/15/2013	1,450	1,367
4.250%, 8/15/2013	12,175	11,707
4.250%, 11/15/2013	54,300	52,153
4.000%, 2/15/2014	17,475	16,476
4.750%, 5/15/2014	1,250	1,239

		802,400

Agency Bonds and Notes (4.4%)
Agency for International Development-Egypt (U.S. Government Guaranteed)
4.450%, 9/15/2015	1,400	1,324
1 Federal Farm Credit Bank
3.250%, 6/15/2007	4,300	4,210
3.000%, 12/17/2007	925	893
3.375%, 7/15/2008	900	866
3.750%, 1/15/2009	1,275	1,231
4.125%, 4/15/2009	700	681
4.875%, 2/18/2011	2,250	2,226
1 Federal Home Loan Bank
4.250%, 4/16/2007	9,950	9,862
4.625%, 7/18/2007	33,500	33,288
6.500%, 8/15/2007	3,500	3,562
4.850%, 2/6/2008	5,500	5,473
3.875%, 8/22/2008	8,725	8,487
5.800%, 9/2/2008	2,500	2,538
5.865%, 9/2/2008	1,300	1,322
7.625%, 5/14/2010	8,800	9,585
4.625%, 2/18/2011	4,275	4,176
5.750%, 5/15/2012	7,675	7,898
4.500%, 9/16/2013	1,000	958
5.250%, 6/18/2014	6,500	6,524
5.250%, 12/11/2020	1,000	985
1 Federal Home Loan Mortgage Corp.
4.125%, 4/2/2007	14,125	13,988
4.625%, 2/21/2008	14,000	13,881
5.750%, 4/15/2008	6,500	6,580
3.875%, 6/15/2008	500	487
5.750%, 3/15/2009	26,000	26,465
6.625%, 9/15/2009	8,150	8,528
7.000%, 3/15/2010	4,000	4,260
4.125%, 7/12/2010	10,025	9,639
6.875%, 9/15/2010	865	923
4.750%, 1/18/2011	700	688
5.875%, 3/21/2011	2,000	2,045
6.000%, 6/15/2011	2,750	2,850
5.125%, 7/15/2012	15,400	15,348
4.500%, 1/15/2013	3,000	2,883
4.000%, 6/12/2013	2,625	2,417
4.500%, 7/15/2013	2,000	1,912
5.000%, 7/15/2014	7,500	7,408
6.750%, 9/15/2029	2,500	2,936
6.750%, 3/15/2031	2,100	2,504
1 Federal National Mortgage Assn
5.250%, 4/15/2007	5,000	5,006
4.750%, 8/3/2007	24,800	24,677
5.750%, 2/15/2008	9,250	9,353
6.000%, 5/15/2008	8,000	8,140
5.250%, 1/15/2009	1,500	1,506
7.250%, 1/15/2010	6,720	7,197
6.625%, 11/15/2010	1,650	1,746
6.250%, 2/1/2011	1,425	1,478
6.000%, 5/15/2011	7,300	7,563
5.375%, 11/15/2011	9,925	10,009
6.125%, 3/15/2012	12,950	13,571
4.375%, 3/15/2013	5,000	4,763
4.625%, 5/1/2013	700	667
4.625%, 10/15/2013	12,250	11,805
5.125%, 1/2/2014	975	953
5.000%, 3/15/2016	1,825	1,796
7.125%, 1/15/2030	2,550	3,156
7.250%, 5/15/2030	3,450	4,329
6.625%, 11/15/2030	1,850	2,169
Private Export Funding Corp. (U.S. Government Guaranteed)
7.200%, 1/15/2010	6,900	7,377
State of Israel (U.S. Government Guaranteed)
5.500%, 9/18/2023	500	507
5.500%, 12/4/2023	375	380
5.500%, 4/26/2024	300	302
1 Tennessee Valley Auth
5.375%, 11/13/2008	2,400	2,415
7.125%, 5/1/2030	4,000	4,945
5.375%, 4/1/2056	375	370

		368,011

Mortgage-Backed Securities (13.4%)
1 Federal Home Loan Mortgage Corp.
2 4.000%, 3/1/2008-9/1/2020	21,202	20,001
2 4.500%, 1/1/2008-10/1/2035	57,753	54,988
2 5.000%, 12/1/2007-12/1/2035	149,518	143,569
2 5.500%, 4/1/2007-3/1/2036	136,697	133,928
2 6.000%, 5/1/2006-3/1/2036	52,421	52,643
2 6.500%, 2/1/2008-7/1/2035	17,204	17,584
2 7.000%, 12/1/2006-11/1/2033	5,200	5,354
2 7.500%, 1/1/2007-1/1/2032	1,245	1,301
2 8.000%, 12/1/2007-10/1/2031	1,073	1,141
2 8.500%, 11/1/2007-5/1/2030	159	171
2 9.000%, 10/1/2021-4/1/2030	120	130
2 9.500%, 4/1/2016-4/1/2025	43	46
2 10.000%, 3/1/2017-4/1/2025	20	23
1 Federal National Mortgage Assn
2 4.000%, 9/1/2010-6/1/2019	9,673	9,122
2 4.500%, 7/1/2011-10/1/2035	61,864	58,647
2 5.000%, 9/1/2009-10/1/2035	195,371	187,536
2 5.500%, 11/1/2008-2/1/2036	205,281	201,119
2 6.000%, 10/1/2008-1/1/2036	60,926	61,129
2 6.500%, 8/1/2008-2/1/2036	31,778	32,501
2 7.000%, 10/1/2007-4/1/2035	9,934	10,236
2 7.500%, 8/1/2007-12/1/2032	2,698	2,819
2 8.000%, 7/1/2007-1/1/2031	413	439
2 8.500%, 6/1/2006-9/1/2030	225	240
2 9.000%, 7/1/2007-8/1/2026	62	68
2 9.500%, 5/1/2016-2/1/2025	21	21
2 10.000%, 1/1/2020-8/1/2021	4	5
2 10.500%, 8/1/2020	2	2
Government National Mortgage Assn
2 4.500%, 8/15/2018-7/15/2035	4,278	4,076
2 5.000%, 3/15/2018-2/15/2036	29,058	28,244
2 5.500%, 3/15/2015-3/15/2036	45,875	45,474
2 6.000%, 3/15/2009-3/15/2036	24,358	24,682
2 6.500%, 9/15/2008-5/15/2035	11,345	11,773
2 7.000%, 5/15/2008-8/15/2032	5,193	5,412
2 7.500%, 5/15/2008-3/15/2032	1,519	1,587
2 8.000%, 9/15/2009-3/15/2032	961	1,025
2 8.500%, 3/15/2017-7/15/2030	175	186
2 9.000%, 6/15/2016-2/15/2030	163	178
2 9.500%, 9/15/2018-1/15/2025	37	42
2 10.000%, 10/15/2017-12/15/2020	7	7
2 10.500%, 9/15/2019	1	1
2 11.000%, 12/15/2015	2	2

		1,117,452

Total U.S. Government and Agency Obligations
(Cost $2,322,712)	2,287,863

Corporate Bonds (10.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
American Express Credit Account Master Trust
2,3 4.879%, 11/17/2008	13,200	13,200
2,3 4.889%, 3/15/2010	9,000	9,027
BA Master Credit Card Trust
2,3 4.869%, 6/15/2008	1,800	1,800
Bank One Issuance Trust
2,3 4.859%, 1/15/2010	710	712
Bear Stearns Commercial Mortgage Securities, Inc.
2 5.610%, 11/15/2033	4,000	4,013
California Infrastructure & Economic Development Bank Special Purpose Tr
2 6.310%, 9/25/2008	785	789
2 6.420%, 9/25/2008	1,331	1,336
Capital One Master Trust
2 5.300%, 6/15/2009	2,050	2,052
2,3 4.879%, 1/15/2010	3,000	3,005
Capital One Multi-Asset Execution Trust
2,3 5.019%, 7/15/2010	22,000	22,106
Chase Credit Card Master Trust
2,3 4.849%, 6/15/2009	7,000	7,012
2,3 4.869%, 2/15/2010	4,500	4,508
Chase Issuance Trust
2,3 4.759%, 12/15/2010	24,000	24,010
2 4.650%, 12/17/2012	3,300	3,225
Citibank Credit Card Issuance Trust
2 2.500%, 4/7/2008	5,000	4,999
2 5.650%, 6/16/2008	1,500	1,502
Citibank Credit Card Master Trust
2 5.875%, 3/10/2011	2,000	2,035
Citicorp Lease Pass-Through Trust
2,4 8.040%, 12/15/2019	1,700	1,980
Commercial Mortgage Lease-Backed Certificate
2,4 6.746%, 6/20/2031	515	532
Countrywide Home Loans
2 4.054%, 5/25/2033	1,037	1,016
Credit Suisse First Boston Mortgage Securities Corp.
2 5.100%, 8/15/2038	6,950	6,707
DaimlerChrysler Master Owner Trust
2,3 4.774%, 1/15/2009	7,000	7,003
Discover Card Master Trust I
2,3 4.779%, 4/16/2010	33,000	33,028
First Union National Bank Commercial Mortgage Trust
2 6.223%, 12/12/2033	350	362
Ford Credit Auto Owner Trust
2 4.300%, 8/15/2009	1,725	1,705
Ford Credit Floor Plan Master Owner Trust
2,3 4.889%, 7/15/2008	8,000	8,003
Gracechurch Card Funding PLC
2,3 4.799%, 8/15/2008	9,500	9,504
2,3 4.779%, 2/17/2009	8,745	8,755
2,3 4.769%, 11/16/2009	15,000	15,010
Harley-Davidson Motorcycle Trust
2 4.500%, 1/15/2010	406	405
Honda Auto Receivables Owner Trust
2 2.910%, 10/20/2008	1,500	1,477
2 4.610%, 8/17/2009	3,700	3,667
LB-UBS Commercial Mortgage Trust
2 5.197%, 11/15/2030	2,025	1,973
MBNA Credit Card Master Note Trust
2 4.950%, 6/15/2009	1,700	1,698
2 4.300%, 2/15/2011	4,550	4,461
MBNA Master Credit Card Trust
2 7.000%, 2/15/2012	1,800	1,905
Morgan Stanley Capital I
2 5.230%, 9/15/2042	1,050	1,022
Nissan Auto Receivables Owner Trust
2 4.190%, 7/15/2009	5,650	5,566
PG&E Energy Recovery Funding LLC
2 4.140%, 9/25/2012	825	795
PSE&G Transition Funding LLC
2 6.890%, 12/15/2017	2,000	2,217
Salomon Brothers Mortgage Securities VII
2 4.124%, 9/25/2033	2,338	2,282
USAA Auto Owner Trust
2 4.550%, 2/16/2010	3,550	3,514
Volkswagen Auto Loan Enhanced Trust
2 4.800%, 7/20/2009	3,300	3,282
World Omni Auto Receivables Trust
2 3.540%, 6/12/2009	3,100	3,055

		236,255

Finance (3.3%)
Banking (1.5%)
ABN AMRO Bank NV
7.125%, 6/18/2007	300	306
Abbey National PLC
7.950%, 10/26/2029	1,275	1,568
AmSouth Bank NA
5.200%, 4/1/2015	650	628
BB&T Corp.
6.500%, 8/1/2011	375	394
4.750%, 10/1/2012	300	289
5.200%, 12/23/2015	475	461
5.250%, 11/1/2019	400	383
Bank One Corp.
4.125%, 9/1/2007	1,700	1,676
6.000%, 2/17/2009	1,000	1,017
7.875%, 8/1/2010	375	410
5.900%, 11/15/2011	350	355
5.250%, 1/30/2013	575	565
Bank of America Corp.
4.250%, 10/1/2010	1,250	1,194
4.375%, 12/1/2010	4,000	3,843
7.400%, 1/15/2011	1,250	1,351
4.750%, 8/15/2013	1,000	954
5.375%, 6/15/2014	475	471
4.750%, 8/1/2015	1,525	1,440
5.250%, 12/1/2015	200	194
5.625%, 3/8/2035	350	326
Bank of New York Co., Inc.
3.750%, 2/15/2008	550	536
4.950%, 1/14/2011	500	492
4.950%, 3/15/2015	800	769
Bank of Tokyo-Mitsubishi
8.400%, 4/15/2010	500	553
BankBoston NA
6.375%, 4/15/2008	1,000	1,021
Barclays Bank PLC
6.278%, 12/29/2049	350	328
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,109
Citigroup, Inc.
6.500%, 2/15/2008	3,300	3,372
3.625%, 2/9/2009	125	120
4.250%, 7/29/2009	675	654
4.625%, 8/3/2010	2,000	1,944
6.500%, 1/18/2011	1,025	1,072
5.125%, 2/14/2011	1,550	1,531
6.000%, 2/21/2012	400	411
5.000%, 9/15/2014	375	360
4.875%, 5/7/2015	200	189
5.300%, 1/7/2016	800	783
6.625%, 6/15/2032	1,050	1,134
5.875%, 2/22/2033	825	810
6.000%, 10/31/2033	300	299
5.850%, 12/11/2034	50	49
Colonial Bank NA
6.375%, 12/1/2015	150	151
Compass Bank
5.900%, 4/1/2026	225	220
Credit Suisse First Boston USA, Inc.
5.750%, 4/15/2007	475	478
3.875%, 1/15/2009	3,750	3,614
4.700%, 6/1/2009	400	393
4.875%, 8/15/2010	725	710
5.250%, 3/2/2011	750	742
6.125%, 11/15/2011	250	258
6.500%, 1/15/2012	1,600	1,676
4.875%, 1/15/2015	725	685
5.125%, 8/15/2015	350	337
7.125%, 7/15/2032	200	231
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	540
Fifth Third Bank
3.375%, 8/15/2008	300	288
4.200%, 2/23/2010	550	528
4.750%, 2/1/2015	325	306
First Tennessee Bank
5.050%, 1/15/2015	200	192
FirstStar Bank
7.125%, 12/1/2009	750	793
Fleet Capital Trust II
7.920%, 12/11/2026	500	526
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	672
Golden West Financial Corp.
4.125%, 8/15/2007	700	690
HSBC Bank USA
5.875%, 11/1/2034	300	293
5.625%, 8/15/2035	900	821
HSBC Holdings PLC
7.500%, 7/15/2009	500	531
5.250%, 12/12/2012	975	957
7.625%, 5/17/2032	400	475
7.350%, 11/27/2032	400	466
J.P. Morgan, Inc.
6.000%, 1/15/2009	975	992
JPM Capital Trust II
7.950%, 2/1/2027	200	211
JPMorgan Capital Trust
5.875%, 3/15/2035	975	910
JPMorgan Chase & Co.
5.250%, 5/30/2007	2,100	2,102
4.000%, 2/1/2008	415	406
3.625%, 5/1/2008	410	397
3.500%, 3/15/2009	1,975	1,880
6.750%, 2/1/2011	300	316
4.500%, 1/15/2012	675	643
6.625%, 3/15/2012	375	395
5.750%, 1/2/2013	350	353
4.875%, 3/15/2014	425	403
5.125%, 9/15/2014	575	556
4.750%, 3/1/2015	250	236
5.150%, 10/1/2015	1,150	1,102
5.850%, 8/1/2035	450	418
Key Bank NA
5.000%, 7/17/2007	200	199
4.412%, 3/18/2008	650	640
5.800%, 7/1/2014	150	151
4.950%, 9/15/2015	725	685
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,254
4.625%, 8/3/2009	250	246
MBNA Corp.
6.125%, 3/1/2013	500	519
5.000%, 6/15/2015	200	193
Marshall & Ilsley Bank
4.125%, 9/4/2007	975	960
4.850%, 6/16/2015	375	356
Marshall & Ilsley Corp.
4.375%, 8/1/2009	75	73
Mellon Capital II
7.995%, 1/15/2027	1,250	1,319
Mellon Funding Corp.
5.000%, 12/1/2014	250	240
NB Capital Trust IV
8.250%, 4/15/2027	1,000	1,063
National City Bank of Indiana
4.875%, 7/20/2007	900	896
National City Corp.
3.200%, 4/1/2008	1,500	1,442
North Fork Bancorp., Inc.
5.875%, 8/15/2012	600	610
PNC Bank NA
4.875%, 9/21/2017	1,225	1,138
PNC Funding Corp.
5.250%, 11/15/2015	250	242
Popular North America, Inc.
4.250%, 4/1/2008	400	390
Regions Financial Corp.
4.500%, 8/8/2008	400	393
7.000%, 3/1/2011	750	799
7.750%, 3/1/2011	1,000	1,098
Republic New York Corp.
7.750%, 5/15/2009	300	321
Royal Bank of Canada
4.125%, 1/26/2010	1,000	959
Royal Bank of Scotland Group PLC
6.375%, 2/1/2011	325	337
5.000%, 11/12/2013	250	242
5.050%, 1/8/2015	975	939
2,3 7.648%, 8/29/2049	1,525	1,742
Santander Central Hispano Issuances
7.625%, 9/14/2010	400	434
Santander Finance Issuances
6.375%, 2/15/2011	1,075	1,116
Sanwa Bank Ltd.
8.350%, 7/15/2009	1,025	1,110
7.400%, 6/15/2011	1,025	1,104
Southtrust Corp.
5.800%, 6/15/2014	300	302
Sovereign Bancorp, Inc.
4 4.800%, 9/1/2010	575	555
State Street Capital Trust
5.300%, 1/15/2016	300	295
Sumitomo Bank International Finance NV
8.500%, 6/15/2009	800	871
Sumitomo Mitsui Banking Corp.
8.000%, 6/15/2012	725	814
SunTrust Banks, Inc.
5.050%, 7/1/2007	1,500	1,497
6.375%, 4/1/2011	500	520
5.450%, 12/1/2017	100	98
Swiss Bank Corp.
7.000%, 10/15/2015	750	831
Synovus Financial Corp.
5.125%, 6/15/2017	500	468
UFJ Finance Aruba AEC
6.750%, 7/15/2013	350	372
US Bancorp
3.125%, 3/15/2008	225	216
US Bank NA
3.700%, 8/1/2007	1,200	1,178
6.500%, 2/1/2008	1,500	1,532
4.400%, 8/15/2008	350	344
6.375%, 8/1/2011	250	261
6.300%, 2/4/2014	250	262
4.950%, 10/30/2014	350	336
UnionBanCal Corp.
5.250%, 12/16/2013	150	146
Wachovia Bank NA
4.375%, 8/15/2008	125	123
4.875%, 2/1/2015	1,030	975
Wachovia Corp.
3.500%, 8/15/2008	1,000	961
3.625%, 2/17/2009	1,950	1,868
4.375%, 6/1/2010	650	627
7.800%, 8/18/2010	150	164
5.350%, 3/15/2011	950	948
5.250%, 8/1/2014	170	165
4 8.000%, 12/15/2026	1,200	1,263
7.500%, 4/15/2035	150	176
5.500%, 8/1/2035	200	184
6.550%, 10/15/2035	100	106
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,174
5.650%, 8/15/2014	1,200	1,181
5.125%, 1/15/2015	250	237
Washington Mutual, Inc.
5.000%, 3/22/2012	800	775
5.250%, 9/15/2017	250	236
Wells Fargo & Co.
5.250%, 12/1/2007	2,875	2,876
4.125%, 3/10/2008	1,250	1,225
3.125%, 4/1/2009	1,850	1,743
4.200%, 1/15/2010	1,700	1,634
4.875%, 1/12/2011	425	416
4.950%, 10/16/2013	800	773
4.750%, 2/9/2015	450	426
5.375%, 2/7/2035	250	233
World Savings Bank, FSB
4.125%, 3/10/2008	1,050	1,029
4.125%, 12/15/2009	500	480
Zions Bancorp
5.500%, 11/16/2015	675	661
Brokerage (0.5%)
Ameriprise Financial Inc.
5.350%, 11/15/2010	625	619
5.650%, 11/15/2015	525	517
Bear Stearns Co., Inc.
7.800%, 8/15/2007	1,450	1,499
4.000%, 1/31/2008	700	685
4.550%, 6/23/2010	400	387
5.700%, 11/15/2014	750	752
5.300%, 10/30/2015	400	389
4.650%, 7/2/2018	500	451
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	300	294
3.875%, 1/15/2009	2,575	2,483
6.650%, 5/15/2009	400	415
4.500%, 6/15/2010	1,525	1,473
6.600%, 1/15/2012	325	341
5.700%, 9/1/2012	975	978
5.250%, 4/1/2013	1,875	1,830
4.750%, 7/15/2013	150	142
5.250%, 10/15/2013	650	634
5.150%, 1/15/2014	600	578
5.000%, 10/1/2014	1,875	1,791
5.500%, 11/15/2014	150	148
5.125%, 1/15/2015	150	144
5.350%, 1/15/2016	800	778
6.125%, 2/15/2033	875	870
6.345%, 2/15/2034	1,125	1,110
Jefferies Group Inc.
6.250%, 1/15/2036	725	685
Lehman Brothers Holdings, Inc.
4.000%, 1/22/2008	1,625	1,592
7.000%, 2/1/2008	1,500	1,544
3.500%, 8/7/2008	300	288
3.600%, 3/13/2009	500	477
4.250%, 1/27/2010	325	312
4.375%, 11/30/2010	100	96
5.000%, 1/14/2011	700	688
6.625%, 1/18/2012	600	635
5.500%, 4/4/2016	1,275	1,255
Merrill Lynch & Co., Inc.
3.375%, 9/14/2007	925	902
4.000%, 11/15/2007	1,350	1,325
3.700%, 4/21/2008	200	194
3.125%, 7/15/2008	200	191
4.125%, 1/15/2009	625	607
6.000%, 2/17/2009	1,150	1,172
4.125%, 9/10/2009	100	96
4.250%, 2/8/2010	650	625
4.790%, 8/4/2010	575	561
5.000%, 2/3/2014	1,050	1,011
5.450%, 7/15/2014	25	25
5.000%, 1/15/2015	1,150	1,102
Morgan Stanley Dean Witter
5.800%, 4/1/2007	1,800	1,810
3.625%, 4/1/2008	1,000	969
3.875%, 1/15/2009	1,150	1,108
4.000%, 1/15/2010	750	714
4.250%, 5/15/2010	675	646
5.050%, 1/21/2011	1,000	984
6.750%, 4/15/2011	750	792
6.600%, 4/1/2012	1,500	1,581
4.750%, 4/1/2014	2,000	1,869
7.250%, 4/1/2032	475	548
Finance Companies (0.7%)
American Express Centurion Bank
4.375%, 7/30/2009	75	73
American Express Co.
3.750%, 11/20/2007	525	513
American Express Credit Corp.
3.000%, 5/16/2008	1,000	956
5.000%, 12/2/2010	900	886
American General Finance Corp.
3.875%, 10/1/2009	400	380
4.875%, 5/15/2010	975	951
4.875%, 7/15/2012	150	144
5.375%, 10/1/2012	300	295
5.400%, 12/1/2015	150	146
CIT Group Co. of Canada
3 4.650%, 7/1/2010	300	290
3 5.200%, 6/1/2015	850	811
CIT Group, Inc.
7.375%, 4/2/2007	800	816
3.650%, 11/23/2007	125	122
5.000%, 11/24/2008	775	768
4.125%, 11/3/2009	250	239
4.250%, 2/1/2010	400	383
5.200%, 11/3/2010	800	791
4.750%, 12/15/2010	850	822
7.750%, 4/2/2012	425	469
5.400%, 3/7/2013	150	147
5.125%, 9/30/2014	200	191
5.000%, 2/1/2015	400	377
6.000%, 4/1/2036	375	360
Capital One Bank
4.875%, 5/15/2008	500	496
4.250%, 12/1/2008	375	365
5.125%, 2/15/2014	1,450	1,396
Capital One Financial
4.800%, 2/21/2012	50	48
5.500%, 6/1/2015	225	217
5.250%, 2/21/2017	50	47
Countrywide Home Loan
3.250%, 5/21/2008	1,125	1,076
4.125%, 9/15/2009	425	407
4.000%, 3/22/2011	125	116
General Electric Capital Corp.
5.000%, 6/15/2007	850	848
4.250%, 1/15/2008	375	369
4.125%, 3/4/2008	825	808
3.500%, 5/1/2008	1,900	1,836
3.600%, 10/15/2008	600	576
3.250%, 6/15/2009	600	565
4.125%, 9/1/2009	2,850	2,747
4.625%, 9/15/2009	750	734
4.875%, 10/21/2010	500	490
6.125%, 2/22/2011	2,825	2,913
4.375%, 11/21/2011	250	237
4.250%, 6/15/2012	550	515
4.750%, 9/15/2014	900	855
4.875%, 3/4/2015	100	96
5.000%, 1/8/2016	1,100	1,055
6.750%, 3/15/2032	3,175	3,535
HSBC Finance Corp.
4.625%, 1/15/2008	400	396
4.125%, 3/11/2008	2,625	2,563
6.400%, 6/17/2008	3,075	3,142
4.125%, 12/15/2008	1,850	1,795
5.875%, 2/1/2009	200	203
4.125%, 11/16/2009	725	695
4.625%, 9/15/2010	250	241
5.250%, 1/14/2011	1,150	1,136
6.750%, 5/15/2011	575	605
6.375%, 10/15/2011	1,450	1,504
5.250%, 4/15/2015	225	216
5.000%, 6/30/2015	325	306
5.500%, 1/19/2016	400	391
3 5.911%, 11/30/2035	300	294
International Lease Finance Corp.
3.125%, 5/3/2007	100	98
5.625%, 6/1/2007	575	577
4.500%, 5/1/2008	750	737
5.125%, 11/1/2010	1,500	1,472
5.450%, 3/24/2011	400	397
5.000%, 9/15/2012	1,425	1,371
iStar Financial Inc.
6.000%, 12/15/2010	250	252
5.650%, 9/15/2011	175	173
5.150%, 3/1/2012	1,100	1,054
5.875%, 3/15/2016	375	368
Residential Capital Corp.
6.125%, 11/21/2008	775	775
6.375%, 6/30/2010	925	931
6.000%, 2/22/2011	1,000	992
6.875%, 6/30/2015	425	443
SLM Corp.
5.625%, 4/10/2007	460	462
3.625%, 3/17/2008	2,665	2,579
4.000%, 1/15/2009	250	241
4.500%, 7/26/2010	150	144
5.375%, 1/15/2013	500	497
5.625%, 8/1/2033	700	661
Insurance (0.4%)
ACE Capital Trust II
9.700%, 4/1/2030	75	100
ACE Ltd.
6.000%, 4/1/2007	700	704
AEGON Funding Corp.
5.750%, 12/15/2020	50	49
AEGON NV
4.750%, 6/1/2013	775	736
AXA SA
8.600%, 12/15/2030	1,125	1,428
Aetna, Inc.
7.875%, 3/1/2011	250	275
Allstate Corp.
7.200%, 12/1/2009	1,425	1,511
5.000%, 8/15/2014	75	72
6.125%, 12/15/2032	250	252
5.550%, 5/9/2035	600	554
Allstate Life Global Funding
4.500%, 5/29/2009	250	244
Ambac, Inc.
5.950%, 12/5/2035	850	822
American General Capital II
8.500%, 7/1/2030	700	894
American International Group, Inc.
3 2.875%, 5/15/2008	275	262
4 4.700%, 10/1/2010	200	193
4 5.050%, 10/1/2015	725	690
Aon Capital Trust
8.205%, 1/1/2027	100	115
Arch Capital Group Ltd.
7.350%, 5/1/2034	375	403
Aspen Insurance Holdings Ltd.
6.000%, 8/15/2014	300	289
Assurant, Inc.
5.625%, 2/15/2014	200	197
6.750%, 2/15/2034	200	208
Axis Capital Holdings
5.750%, 12/1/2014	275	267
CIGNA Corp.
7.400%, 5/15/2007	300	306
CNA Financial Corp.
5.850%, 12/15/2014	850	827
Cincinnati Financial Corp.
6.125%, 11/1/2034	325	320
Commerce Group, Inc.
5.950%, 12/9/2013	175	172
Fund American Cos., Inc.
5.875%, 5/15/2013	150	147
GE Global Insurance Holdings Corp.
6.450%, 3/1/2019	500	521
7.000%, 2/15/2026	175	193
7.750%, 6/15/2030	300	357
Genworth Financial, Inc.
4.750%, 6/15/2009	300	294
5.750%, 6/15/2014	225	226
4.950%, 10/1/2015	125	118
6.500%, 6/15/2034	425	448
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	377
Hartford Life, Inc.
7.375%, 3/1/2031	600	696
ING Capital Funding Trust III
2 5.775%, 12/8/2049	475	462
ING USA Global
4.500%, 10/1/2010	1,375	1,324
Lincoln National Corp.
6.200%, 12/15/2011	550	568
Loews Corp.
6.000%, 2/1/2035	200	189
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	275	279
5.750%, 9/15/2015	25	24
5.875%, 8/1/2033	600	544
MetLife, Inc.
5.500%, 6/15/2014	900	891
5.000%, 6/15/2015	450	428
6.500%, 12/15/2032	75	79
6.375%, 6/15/2034	625	647
5.700%, 6/15/2035	475	449
Principal Life Income Funding
5.125%, 3/1/2011	525	519
5.100%, 4/15/2014	475	461
Progressive Corp.
6.625%, 3/1/2029	500	537
Protective Life Secured Trust
3.700%, 11/24/2008	650	624
4.850%, 8/16/2010	125	122
Prudential Financial, Inc.
4.500%, 7/15/2013	450	420
4.750%, 4/1/2014	250	236
5.100%, 9/20/2014	275	265
5.500%, 3/15/2016	150	147
5.750%, 7/15/2033	200	192
5.400%, 6/13/2035	400	363
5.900%, 3/17/2036	275	268
Safeco Corp.
4.875%, 2/1/2010	1,250	1,220
St. Paul Travelers Cos., Inc.
5.500%, 12/1/2015	600	589
Travelers Property Casualty Corp.
3.750%, 3/15/2008	275	266
UnitedHealth Group, Inc.
3.375%, 8/15/2007	150	146
4.125%, 8/15/2009	675	650
5.250%, 3/15/2011	250	248
5.000%, 8/15/2014	350	336
4.875%, 3/15/2015	250	236
5.375%, 3/15/2016	300	293
5.800%, 3/15/2036	350	333
WellPoint Inc.
3.750%, 12/14/2007	425	414
4.250%, 12/15/2009	175	168
6.375%, 1/15/2012	200	207
5.000%, 12/15/2014	125	119
5.250%, 1/15/2016	125	121
5.950%, 12/15/2034	350	336
5.850%, 1/15/2036	150	142
6.800%, 8/1/2012	550	584
Willis North America Inc.
5.625%, 7/15/2015	900	875
XL Capital Ltd.
5.250%, 9/15/2014	350	333
6.375%, 11/15/2024	350	345
Real Estate Investment Trusts (0.2%)
Archstone-Smith Trust
5.250%, 5/1/2015	425	410
Boston Properties, Inc.
6.250%, 1/15/2013	500	514
5.625%, 4/15/2015	525	517
Brandywine Operating Partnership
4.500%, 11/1/2009	425	409
5.400%, 11/1/2014	525	501
Colonial Realty LP
5.500%, 10/1/2015	250	239
Developers Diversified Realty Corp.
5.375%, 10/15/2012	550	535
EOP Operating LP
7.750%, 11/15/2007	750	776
6.750%, 2/15/2008	325	332
4.650%, 10/1/2010	450	431
7.000%, 7/15/2011	150	158
6.750%, 2/15/2012	200	209
4.750%, 3/15/2014	450	415
ERP Operating LP
6.625%, 3/15/2012	1,000	1,052
5.375%, 8/1/2016	525	506
HRPT Properties Trust
6.250%, 8/15/2016	700	707
Health Care Property Investors, Inc.
6.450%, 6/25/2012	800	825
5.625%, 5/1/2017	25	24
Health Care REIT, Inc.
6.000%, 11/15/2013	500	494
6.200%, 6/1/2016	250	249
Hospitality Properties
5.125%, 2/15/2015	250	233
Kimco Realty Corp.
5.783%, 3/15/2016	125	124
Liberty Property LP
5.125%, 3/2/2015	1,025	968
ProLogis
4 5.250%, 11/15/2010	250	246
5.500%, 3/1/2013	175	172
4 5.625%, 11/15/2015	350	342
5.750%, 4/1/2016	400	394
Reckson Operating Partnership
6.000%, 3/31/2016	275	273
Regency Centers LP
6.750%, 1/15/2012	450	473
5.250%, 8/1/2015	600	571
Simon Property Group Inc.
6.375%, 11/15/2007	725	736
3.750%, 1/30/2009	200	191
4.875%, 8/15/2010	1,000	974
4 5.750%, 12/1/2015	675	663
Tanger Factory Outlet Centers, Inc.
6.150%, 11/15/2015	400	395
Vornado Realty
5.600%, 2/15/2011	750	744
Other (0.0%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/2007	175	171
3.375%, 10/15/2008	250	239
4.125%, 1/15/2010	675	647
4.200%, 12/15/2010	400	380
4.750%, 5/15/2012	350	337
4.625%, 10/15/2013	175	166
5.100%, 7/15/2014	50	49
4.850%, 1/15/2015	700	667
J. Paul Getty Trust
5.875%, 10/1/2033	250	244

		281,689

Industrial (3.7%)
Basic Industry (0.3%)
Alcan, Inc.
4.875%, 9/15/2012	150	143
4.500%, 5/15/2013	125	115
5.000%, 6/1/2015	500	470
7.250%, 3/15/2031	250	280
6.125%, 12/15/2033	150	147
Alcoa, Inc.
4.250%, 8/15/2007	1,725	1,703
7.375%, 8/1/2010	375	402
Aluminum Co. of America
6.750%, 1/15/2028	500	544
BHP Billiton Finance
4.800%, 4/15/2013	300	288
BHP Finance USA Ltd.
8.500%, 12/1/2012	500	584
Barrick Gold Finance Inc.
4.875%, 11/15/2014	825	778
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	278
5.625%, 4/20/2015	775	748
Dow Chemical Co.
6.125%, 2/1/2011	625	641
7.375%, 11/1/2029	725	837
E.I. du Pont de Nemours & Co.
6.875%, 10/15/2009	330	345
4.125%, 4/30/2010	820	782
6.500%, 1/15/2028	500	531
Falconbridge Ltd.
7.350%, 6/5/2012	375	398
ICI Wilmington
4.375%, 12/1/2008	375	363
Inco Ltd.
5.700%, 10/15/2015	450	432
7.200%, 9/15/2032	100	104
International Paper Co.
4.250%, 1/15/2009	375	362
3 5.850%, 10/30/2012	1,225	1,217
5.300%, 4/1/2015	200	187
Lubrizol Corp.
5.500%, 10/1/2014	300	290
MeadWestvaco Corp.
6.850%, 4/1/2012	125	129
Newmont Mining
5.875%, 4/1/2035	325	304
Noranda, Inc.
7.250%, 7/15/2012	250	264
6.000%, 10/15/2015	500	489
5.500%, 6/15/2017	250	233
Placer Dome, Inc.
6.450%, 10/15/2035	375	377
Plum Creek Timber Co.
5.875%, 11/15/2015	400	393
Potash Corp. of Saskatchewan
7.750%, 5/31/2011	1,000	1,094
Praxair, Inc.
3.950%, 6/1/2013	750	680
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	937
Rohm & Haas Co.
7.850%, 7/15/2029	600	727
Teck Cominco Ltd.
6.125%, 10/1/2035	700	657
Vale Overseas Ltd.
6.250%, 1/11/2016	100	99
8.250%, 1/17/2034	675	774
WMC Finance USA
5.125%, 5/15/2013	1,000	969
Weyerhaeuser Co.
5.950%, 11/1/2008	846	854
6.750%, 3/15/2012	1,350	1,403
7.375%, 3/15/2032	100	107
Capital Goods (0.4%)
BAE Systems
2,4 7.156%, 12/15/2011	387	405
Bemis Co. Inc.
4.875%, 4/1/2012	700	673
Boeing Capital Corp.
6.500%, 2/15/2012	200	210
Boeing Co.
5.125%, 2/15/2013	175	172
8.750%, 8/15/2021	500	655
6.625%, 2/15/2038	300	331
CRH America Inc.
6.950%, 3/15/2012	450	474
5.300%, 10/15/2013	100	96
6.400%, 10/15/2033	450	452
Caterpillar Financial Services Corp.
4.500%, 9/1/2008	1,050	1,030
4.150%, 1/15/2010	600	576
4.300%, 6/1/2010	450	432
5.050%, 12/1/2010	750	741
4.750%, 2/17/2015	175	165
4.625%, 6/1/2015	400	374
Caterpillar, Inc.
7.300%, 5/1/2031	475	566
7.375%, 3/1/2097	400	489
Deere & Co.
6.950%, 4/25/2014	825	898
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,433
General Dynamics Corp.
3.000%, 5/15/2008	625	597
4.250%, 5/15/2013	1,075	1,004
General Electric Co.
5.000%, 2/1/2013	2,125	2,069
Hanson PLC
5.250%, 3/15/2013	1,000	958
Honeywell International, Inc.
7.500%, 3/1/2010	500	537
6.125%, 11/1/2011	200	206
Ingersoll-Rand Co.
4.750%, 5/15/2015	975	914
John Deere Capital Corp.
4.875%, 3/16/2009	1,175	1,160
7.000%, 3/15/2012	1,650	1,770
Lockheed Martin Corp.
7.650%, 5/1/2016	250	286
7.750%, 5/1/2026	250	300
8.500%, 12/1/2029	700	916
Masco Corp.
5.875%, 7/15/2012	400	398
4.800%, 6/15/2015	900	814
6.500%, 8/15/2032	100	96
Mohawk Industries Inc.
5.750%, 1/15/2011	250	248
Northrop Grumman Corp.
7.125%, 2/15/2011	500	532
7.750%, 2/15/2031	400	484
Raytheon Co.
8.300%, 3/1/2010	250	274
4.850%, 1/15/2011	325	316
5.500%, 11/15/2012	375	373
5.375%, 4/1/2013	950	939
7.200%, 8/15/2027	550	619
Republic Services, Inc.
6.750%, 8/15/2011	275	289
TRW, Inc.
7.750%, 6/1/2029	650	786
Textron Financial Corp.
5.875%, 6/1/2007	100	101
4.125%, 3/3/2008	125	122
4.600%, 5/3/2010	400	387
Textron, Inc.
6.500%, 6/1/2012	700	736
Tyco International Group SA
6.125%, 11/1/2008	300	304
6.125%, 1/15/2009	150	152
6.750%, 2/15/2011	975	1,014
6.375%, 10/15/2011	675	693
6.000%, 11/15/2013	475	479
7.000%, 6/15/2028	400	426
USA Waste Services, Inc.
7.000%, 7/15/2028	575	616
United Technologies Corp.
4.375%, 5/1/2010	950	918
4.875%, 5/1/2015	550	524
8.875%, 11/15/2019	575	730
7.500%, 9/15/2029	100	121
5.400%, 5/1/2035	400	379
WMX Technologies Inc.
7.100%, 8/1/2026	325	351
Waste Management, Inc.
7.375%, 8/1/2010	150	160
5.000%, 3/15/2014	575	548
7.750%, 5/15/2032	600	704
Communication (1.0%)
AT&T Corp.
6.000%, 3/15/2009	900	909
3 9.750%, 11/15/2031	1,245	1,488
AT&T Inc.
4.125%, 9/15/2009	850	813
5.300%, 11/15/2010	450	444
6.250%, 3/15/2011	750	768
5.875%, 2/1/2012	270	272
5.875%, 8/15/2012	230	231
5.100%, 9/15/2014	1,200	1,140
5.625%, 6/15/2016	575	559
6.450%, 6/15/2034	400	395
6.150%, 9/15/2034	725	688
Alltel Corp.
7.000%, 7/1/2012	550	593
America Movil SA de C.V
4.125%, 3/1/2009	525	507
5.500%, 3/1/2014	1,000	958
6.375%, 3/1/2035	450	424
BellSouth Capital Funding
7.875%, 2/15/2030	650	747
BellSouth Corp.
4.200%, 9/15/2009	300	288
4.750%, 11/15/2012	575	545
5.200%, 9/15/2014	375	359
6.550%, 6/15/2034	700	700
6.000%, 11/15/2034	290	269
BellSouth Telecommunications
6.375%, 6/1/2028	890	872
British Sky Broadcasting Corp.
6.875%, 2/23/2009	450	465
8.200%, 7/15/2009	400	431
British Telecommunications PLC
3 8.375%, 12/15/2010	1,125	1,255
3 8.875%, 12/15/2030	750	954
CBS Corp.
6.625%, 5/15/2011	585	604
5.625%, 8/15/2012	915	900
7.875%, 7/30/2030	400	438
5.500%, 5/15/2033	450	377
CenturyTel Enterprises
6.875%, 1/15/2028	150	142
CenturyTel, Inc.
5.000%, 2/15/2015	150	137
Cingular Wireless LLC
7.125%, 12/15/2031	1,000	1,091
Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	246
7.650%, 9/15/2010	1,000	1,051
5.000%, 3/15/2012	200	185
5.750%, 1/15/2013	250	238
5.500%, 9/15/2014	275	254
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	420	472
9.455%, 11/15/2022	1,108	1,398
Comcast Cable Communications, Inc.
6.750%, 1/30/2011	300	312
8.875%, 5/1/2017	850	1,016
Comcast Corp.
5.850%, 1/15/2010	400	402
5.500%, 3/15/2011	800	792
5.300%, 1/15/2014	330	314
6.500%, 1/15/2015	1,400	1,436
5.900%, 3/15/2016	400	393
4.950%, 6/15/2016	675	615
7.050%, 3/15/2033	600	618
5.650%, 6/15/2035	400	349
6.500%, 11/15/2035	425	413
6.450%, 3/15/2037	175	169
Cox Communications, Inc.
4.625%, 1/15/2010	1,375	1,319
7.750%, 11/1/2010	675	722
4.625%, 6/1/2013	200	182
5.450%, 12/15/2014	700	663
5.500%, 10/1/2015	600	568
Deutsche Telekom International Finance
3.875%, 7/22/2008	150	145
3 8.000%, 6/15/2010	1,425	1,552
5.250%, 7/22/2013	700	674
5.750%, 3/23/2016	175	170
3 8.250%, 6/15/2030	1,700	2,027
France Telecom
3 7.750%, 3/1/2011	1,375	1,501
3 8.500%, 3/1/2031	1,300	1,639
GTE Corp.
6.940%, 4/15/2028	325	326
GTE North, Inc.
5.650%, 11/15/2008	200	199
Gannett Co., Inc.
6.375%, 4/1/2012	400	413
Grupo Televisa SA
6.625%, 3/18/2025	450	453
Koninklijke KPN NV
8.000%, 10/1/2010	800	858
New Cingular Wireless Services
7.875%, 3/1/2011	500	547
8.125%, 5/1/2012	250	281
8.750%, 3/1/2031	1,525	1,929
New England Telephone & Telegraph Co.
7.875%, 11/15/2029	250	266
News America Holdings, Inc.
9.250%, 2/1/2013	1,550	1,823
8.150%, 10/17/2036	385	443
News America Inc.
5.300%, 12/15/2014	300	289
6.200%, 12/15/2034	275	257
4 6.400%, 12/15/2035	775	741
Nextel Communications
6.875%, 10/31/2013	600	619
5.950%, 3/15/2014	450	446
7.375%, 8/1/2015	825	866
Pacific Bell
7.125%, 3/15/2026	200	209
R.R. Donnelley & Sons Co.
3.750%, 4/1/2009	225	213
4.950%, 5/15/2010	275	265
4.950%, 4/1/2014	200	184
Reed Elsevier Capital
4.625%, 6/15/2012	100	94
Sprint Capital Corp.
6.125%, 11/15/2008	1,650	1,678
7.625%, 1/30/2011	1,300	1,402
8.375%, 3/15/2012	250	282
6.875%, 11/15/2028	350	363
8.750%, 3/15/2032	1,900	2,370
Telecom Italia Capital
4.000%, 11/15/2008	475	458
4.000%, 1/15/2010	950	895
4.875%, 10/1/2010	400	386
5.250%, 11/15/2013	850	804
4.950%, 9/30/2014	400	367
5.250%, 10/1/2015	1,000	932
6.375%, 11/15/2033	225	212
6.000%, 9/30/2034	325	292
Telecomunicaciones de Puerto Rico
6.800%, 5/15/2009	400	404
Telefonica Europe BV
7.750%, 9/15/2010	675	726
8.250%, 9/15/2030	750	876
Telefonos de Mexico SA
4.500%, 11/19/2008	200	194
4.750%, 1/27/2010	550	531
5.500%, 1/27/2015	550	524
Telus Corp.
7.500%, 6/1/2007	850	869
8.000%, 6/1/2011	1,075	1,186
Thomson Corp.
5.750%, 2/1/2008	800	805
5.500%, 8/15/2035	300	270
Time Warner Entertainment
7.250%, 9/1/2008	125	130
10.150%, 5/1/2012	200	237
8.375%, 3/15/2023	500	566
8.375%, 7/15/2033	100	115
US Cellular
6.700%, 12/15/2033	350	335
Univision Communications, Inc.
7.850%, 7/15/2011	1,000	1,049
Verizon Communications Corp.
5.350%, 2/15/2011	50	49
5.550%, 2/15/2016	500	482
Verizon Global Funding Corp.
4.000%, 1/15/2008	250	244
7.250%, 12/1/2010	700	743
6.875%, 6/15/2012	2,975	3,123
7.375%, 9/1/2012	1,025	1,104
5.850%, 9/15/2035	200	179
Verizon Maryland, Inc.
6.125%, 3/1/2012	500	503
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,025	1,014
Verizon New York, Inc.
6.875%, 4/1/2012	300	308
Verizon Virginia, Inc.
4.625%, 3/15/2013	450	410
Vodafone AirTouch PLC
7.750%, 2/15/2010	550	590
7.875%, 2/15/2030	425	488
Vodafone Group PLC
3.950%, 1/30/2008	75	73
5.000%, 12/16/2013	1,200	1,137
5.000%, 9/15/2015	900	841
5.750%, 3/15/2016	300	294
WPP Finance USA Corp.
5.875%, 6/15/2014	425	421
Consumer Cyclical (0.6%)
Brinker International
5.750%, 6/1/2014	200	195
CVS Corp.
4.000%, 9/15/2009	350	334
4.875%, 9/15/2014	275	259
Cendant Corp.
6.250%, 1/15/2008	425	432
6.250%, 3/15/2010	250	257
7.375%, 1/15/2013	675	742
7.125%, 3/15/2015	200	219
Centex Corp.
5.450%, 8/15/2012	575	557
5.125%, 10/1/2013	750	704
5.250%, 6/15/2015	450	418
D.R. Horton, Inc.
4.875%, 1/15/2010	250	241
5.250%, 2/15/2015	680	622
DaimlerChrysler North America Holding Corp.
4.750%, 1/15/2008	1,000	986
4.050%, 6/4/2008	1,000	968
7.200%, 9/1/2009	300	313
4.875%, 6/15/2010	850	819
8.000%, 6/15/2010	1,300	1,398
5.875%, 3/15/2011	2,600	2,592
7.300%, 1/15/2012	1,175	1,242
6.500%, 11/15/2013	500	509
8.500%, 1/18/2031	150	175
Federated Department Stores, Inc.
6.790%, 7/15/2027	300	305
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	509
7.500%, 1/15/2009	500	524
5.375%, 12/15/2013	225	215
5.625%, 6/1/2015	825	790
5.750%, 10/1/2017	650	618
Home Depot Inc.
3.750%, 9/15/2009	975	930
4.625%, 8/15/2010	700	681
5.400%, 3/1/2016	1,325	1,311
J.C. Penney Co., Inc.
8.000%, 3/1/2010	600	647
7.950%, 4/1/2017	500	573
7.400%, 4/1/2037	600	662
Johnson Controls, Inc.
5.250%, 1/15/2011	300	295
6.000%, 1/15/2036	75	71
Kohl's Corp.
6.000%, 1/15/2033	725	675
Lennar Corp.
4 5.125%, 10/1/2010	100	97
5.600%, 5/31/2015	775	739
Lowe's Cos., Inc.
5.000%, 10/15/2015	550	531
6.875%, 2/15/2028	367	409
Marriott International
4.625%, 6/15/2012	400	374
May Department Stores Co.
3.950%, 7/15/2007	75	74
5.750%, 7/15/2014	425	424
2 9.750%, 2/15/2021	90	107
6.650%, 7/15/2024	375	381
6.700%, 7/15/2034	250	252
Nordstrom, Inc.
6.950%, 3/15/2028	200	210
Pulte Homes, Inc.
4.875%, 7/15/2009	500	487
5.250%, 1/15/2014	75	70
5.200%, 2/15/2015	100	92
7.875%, 6/15/2032	150	161
6.375%, 5/15/2033	400	362
6.000%, 2/15/2035	100	87
Sabre Holdings
6.350%, 3/15/2016	125	122
Target Corp.
3.375%, 3/1/2008	1,650	1,597
6.350%, 1/15/2011	300	312
5.875%, 3/1/2012	700	717
7.000%, 7/15/2031	175	202
6.350%, 11/1/2032	450	481
The Walt Disney Co.
5.375%, 6/1/2007	1,500	1,501
6.375%, 3/1/2012	250	260
7.000%, 3/1/2032	400	440
Time Warner, Inc.
6.150%, 5/1/2007	1,375	1,385
8.180%, 8/15/2007	700	724
6.750%, 4/15/2011	650	675
6.875%, 5/1/2012	250	262
9.150%, 2/1/2023	1,475	1,789
6.625%, 5/15/2029	200	197
7.625%, 4/15/2031	785	856
7.700%, 5/1/2032	290	320
Toll Brothers, Inc.
5.150%, 5/15/2015	400	361
Toyota Motor Credit Corp.
4.250%, 3/15/2010	2,200	2,120
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,056
3.375%, 10/1/2008	1,075	1,030
6.875%, 8/10/2009	600	628
4.000%, 1/15/2010	850	812
4.125%, 7/1/2010	150	143
4.750%, 8/15/2010	300	293
4.125%, 2/15/2011	725	688
4.550%, 5/1/2013	775	738
4.500%, 7/1/2015	600	560
7.550%, 2/15/2030	700	842
Yum! Brands, Inc.
8.875%, 4/15/2011	750	846
7.700%, 7/1/2012	250	272
Consumer Noncyclical (0.7%)
Abbott Laboratories
3.500%, 2/17/2009	1,050	1,001
Albertson's, Inc.
7.500%, 2/15/2011	700	710
8.000%, 5/1/2031	250	232
Altria Group, Inc.
5.625%, 11/4/2008	500	502
AmerisourceBergen Corp.
4 5.875%, 9/15/2015	675	665
Amgen Inc.
4.000%, 11/18/2009	750	717
4.850%, 11/18/2014	500	475
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	250	256
7.125%, 7/1/2017	400	408
6.800%, 8/20/2032	600	667
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	567
5.375%, 9/15/2035	725	663
AstraZeneca PLC
5.400%, 6/1/2014	350	346
Baxter Finco, BV
4 4.750%, 10/15/2010	500	483
Baxter International, Inc.
4.625%, 3/15/2015	250	231
Boston Scientific
5.450%, 6/15/2014	825	796
6.250%, 11/15/2035	275	282
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,526
5.500%, 4/1/2016	775	765
Bristol-Myers Squibb Co.
4.000%, 8/15/2008	500	486
5.750%, 10/1/2011	1,325	1,341
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	340
5.350%, 4/15/2014	475	456
5.100%, 7/15/2015	50	47
C.R. Bard, Inc.
6.700%, 12/1/2026	450	487
Campbell Soup Co.
6.750%, 2/15/2011	1,000	1,051
Cardinal Health, Inc.
4.000%, 6/15/2015	100	87
5.850%, 12/15/2017	150	148
Cia. Brasil de Bebidas AmBev
10.500%, 12/15/2011	280	341
8.750%, 9/15/2013	250	287
Clorox Co.
4.200%, 1/15/2010	750	718
5.000%, 1/15/2015	325	310
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	300	311
8.500%, 2/1/2022	125	155
8.000%, 9/15/2022	250	299
6.950%, 11/15/2026	750	822
ConAgra Foods, Inc.
7.875%, 9/15/2010	1,300	1,401
7.125%, 10/1/2026	50	53
7.000%, 10/1/2028	100	104
Diageo Capital PLC
3.500%, 11/19/2007	550	535
Diageo Finance BV
5.300%, 10/28/2015	625	607
Eli Lilly & Co.
6.000%, 3/15/2012	250	258
Fortune Brands Inc.
5.125%, 1/15/2011	300	294
5.375%, 1/15/2016	300	288
5.875%, 1/15/2036	250	233
Genentech Inc.
4.400%, 7/15/2010	300	289
4.750%, 7/15/2015	150	141
5.250%, 7/15/2035	325	292
General Mills, Inc.
6.000%, 2/15/2012	242	246
Gillette Co.
4.125%, 8/30/2007	400	395
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	681
5.375%, 4/15/2034	300	285
Grand Metropolitan Investment Corp.
9.000%, 8/15/2011	1,000	1,155
H.J. Heinz Co.
3 6.750%, 9/15/2032	500	491
Hospira, Inc.
4.950%, 6/15/2009	300	294
5.900%, 6/15/2014	200	201
Johnson & Johnson
3.800%, 5/15/2013	425	392
4.950%, 5/15/2033	250	229
Kellogg Co.
2.875%, 6/1/2008	250	237
6.600%, 4/1/2011	1,530	1,600
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	253
4.875%, 8/15/2015	650	625
Kraft Foods, Inc.
4.125%, 11/12/2009	1,025	980
5.625%, 11/1/2011	400	400
6.250%, 6/1/2012	550	567
5.250%, 10/1/2013	200	195
6.500%, 11/1/2031	875	912
Kroger Co.
7.800%, 8/15/2007	50	52
6.800%, 4/1/2011	375	391
6.200%, 6/15/2012	1,000	1,014
4.950%, 1/15/2015	500	464
7.500%, 4/1/2031	600	659
Laboratory Corp. of America
5.625%, 12/15/2015	325	320
Medtronic Inc.
4.375%, 9/15/2010	300	288
4.750%, 9/15/2015	550	515
Merck & Co.
4.375%, 2/15/2013	500	465
4.750%, 3/1/2015	250	234
6.400%, 3/1/2028	225	231
5.950%, 12/1/2028	250	243
Molson Coors Capital Finance
4.850%, 9/22/2010	200	194
Newell Rubbermaid, Inc.
4.000%, 5/1/2010	500	467
Omnicom Group Inc.
5.900%, 4/15/2016	50	49
PepsiAmericas Inc.
5.000%, 5/15/2017	450	424
Pfizer, Inc.
4.500%, 2/15/2014	1,375	1,311
Philip Morris Cos., Inc.
7.650%, 7/1/2008	450	472
7.750%, 1/15/2027	675	777
Procter & Gamble Co.
6.875%, 9/15/2009	750	787
4.950%, 8/15/2014	100	97
5.800%, 8/15/2034	625	626
Procter & Gamble Co. ESOP
2 9.360%, 1/1/2021	1,200	1,502
Quest Diagnostic, Inc.
5.450%, 11/1/2015	750	731
Safeway, Inc.
4.950%, 8/16/2010	350	339
6.500%, 3/1/2011	1,000	1,030
Sara Lee Corp.
6.125%, 11/1/2032	575	528
Schering-Plough Corp.
3 5.550%, 12/1/2013	575	569
3 6.750%, 12/1/2033	300	321
Sysco Corp.
5.375%, 9/21/2035	500	467
Teva Pharmaceutical Finance LLC
6.150%, 2/1/2036	900	846
Tyson Foods, Inc.
8.250%, 10/1/2011	300	321
Unilever Capital Corp.
7.125%, 11/1/2010	950	1,010
5.900%, 11/15/2032	250	247
Wm. Wrigley Jr. Co.
4.300%, 7/15/2010	600	577
4.650%, 7/15/2015	300	282
Wyeth
3 4.375%, 3/1/2008	500	491
3 6.950%, 3/15/2011	500	529
3 5.500%, 3/15/2013	350	346
5.500%, 2/1/2014	700	690
6.450%, 2/1/2024	400	413
6.500%, 2/1/2034	200	208
6.000%, 2/15/2036	1,125	1,096
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	876
Amerada Hess Corp.
6.650%, 8/15/2011	425	444
7.875%, 10/1/2029	625	726
Anadarko Finance Co.
6.750%, 5/1/2011	875	921
7.500%, 5/1/2031	725	845
Apache Finance Canada
7.750%, 12/15/2029	225	274
Baker Hughes, Inc.
6.875%, 1/15/2029	400	446
Burlington Resources, Inc.
6.680%, 2/15/2011	375	394
6.500%, 12/1/2011	300	316
7.400%, 12/1/2031	600	714
Canadian Natural Resources
5.450%, 10/1/2012	650	645
7.200%, 1/15/2032	75	83
ChevronTexaco Capital Co.
3.500%, 9/17/2007	750	733
3.375%, 2/15/2008	450	435
Conoco Funding Co.
6.350%, 10/15/2011	175	183
Devon Financing Corp.
7.875%, 9/30/2031	1,200	1,450
Diamond Offshore Drilling
4.875%, 7/1/2015	100	94
Encana Corp.
4.600%, 8/15/2009	425	415
4.750%, 10/15/2013	25	24
Encana Holdings Finance Corp.
5.800%, 5/1/2014	50	50
Halliburton Co.
5.500%, 10/15/2010	250	251
Marathon Oil Corp.
6.125%, 3/15/2012	400	412
6.800%, 3/15/2032	250	273
Nexen, Inc.
5.050%, 11/20/2013	400	384
7.875%, 3/15/2032	100	118
Norsk Hydro
6.360%, 1/15/2009	500	512
7.250%, 9/23/2027	300	351
7.150%, 1/15/2029	250	291
Occidental Petroleum
6.750%, 1/15/2012	625	667
7.200%, 4/1/2028	400	456
Ocean Energy, Inc.
4.375%, 10/1/2007	250	246
PanCanadian Energy Corp.
7.200%, 11/1/2031	225	255
Petro-Canada
4.000%, 7/15/2013	800	722
7.875%, 6/15/2026	100	118
5.350%, 7/15/2033	450	399
5.950%, 5/15/2035	500	480
Petro-Canada Financial Partnership
5.000%, 11/15/2014	25	24
Phillips Petroleum Co.
8.750%, 5/25/2010	1,325	1,486
Sunoco, Inc.
4.875%, 10/15/2014	175	165
Talisman Energy, Inc.
5.125%, 5/15/2015	100	96
5.850%, 2/1/2037	650	610
Tosco Corp.
8.125%, 2/15/2030	1,900	2,402
Transocean Sedco Forex, Inc.
7.500%, 4/15/2031	300	353
Union Oil Co. of California
7.500%, 2/15/2029	150	182
XTO Energy, Inc.
6.250%, 4/15/2013	250	258
5.000%, 1/31/2015	200	189
5.300%, 6/30/2015	150	145
Technology (0.2%)
Cisco Systems Inc.
5.250%, 2/22/2011	1,650	1,637
5.500%, 2/22/2016	900	887
Computer Associates Inc.
3,4 5.250%, 12/1/2009	500	488
Computer Sciences Corp.
3.500%, 4/15/2008	250	241
Deluxe Corp.
3.500%, 10/1/2007	175	168
5.125%, 10/1/2014	175	144
Electronic Data Systems
7.125%, 10/15/2009	175	184
3 6.500%, 8/1/2013	225	228
7.450%, 10/15/2029	125	134
First Data Corp.
4.500%, 6/15/2010	200	192
5.625%, 11/1/2011	50	50
4.850%, 10/1/2014	150	141
4.950%, 6/15/2015	275	257
Harris Corp.
5.000%, 10/1/2015	425	396
Hewlett-Packard Co.
3.625%, 3/15/2008	700	679
International Business Machines Corp.
6.450%, 8/1/2007	1,000	1,016
3.800%, 2/1/2008	175	171
5.375%, 2/1/2009	325	326
4.750%, 11/29/2012	1,000	964
7.125%, 12/1/2096	950	1,060
Motorola, Inc.
7.625%, 11/15/2010	980	1,065
8.000%, 11/1/2011	100	112
7.500%, 5/15/2025	325	374
6.500%, 11/15/2028	175	183
Oracle Corp.
4 5.000%, 1/15/2011	450	439
4 5.250%, 1/15/2016	1,100	1,056
Pitney Bowes Credit Corp.
5.750%, 8/15/2008	375	379
Pitney Bowes, Inc.
4.875%, 8/15/2014	100	95
4.750%, 1/15/2016	1,350	1,254
Science Applications International Corp.
6.250%, 7/1/2012	100	101
5.500%, 7/1/2033	100	89
Transportation (0.2%)
American Airlines, Inc.
2 6.855%, 4/15/2009	399	407
7.024%, 10/15/2009	600	618
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,250	1,335
7.000%, 12/15/2025	200	222
CNF, Inc.
6.700%, 5/1/2034	350	343
CSX Corp.
6.750%, 3/15/2011	400	420
6.300%, 3/15/2012	1,000	1,033
Canadian National Railway Co.
4.250%, 8/1/2009	300	290
6.800%, 7/15/2018	775	859
6.250%, 8/1/2034	350	369
Canadian Pacific Rail
7.125%, 10/15/2031	450	522
Continental Airlines, Inc.
2 6.648%, 9/15/2017	651	655
ERAC USA Finance Co.
4 7.350%, 6/15/2008	475	492
FedEx Corp.
2.650%, 4/1/2007	325	317
3.500%, 4/1/2009	400	380
Mass Transit Railway Corp.
7.500%, 11/8/2010	300	324
Norfolk Southern Corp.
6.200%, 4/15/2009	1,250	1,279
7.700%, 5/15/2017	400	460
9.750%, 6/15/2020	116	156
5.590%, 5/17/2025	72	69
7.800%, 5/15/2027	300	361
7.250%, 2/15/2031	78	90
7.050%, 5/1/2037	200	225
7.900%, 5/15/2097	100	123
Southwest Airlines Co.
6.500%, 3/1/2012	650	671
5.125%, 3/1/2017	400	370
Union Pacific Corp.
7.250%, 11/1/2008	300	313
3.625%, 6/1/2010	1,000	929
6.125%, 1/15/2012	100	103
6.500%, 4/15/2012	300	314
7.125%, 2/1/2028	600	676
6.625%, 2/1/2029	200	216
Industrial Other (0.0%)
Black & Decker Corp.
4.750%, 11/1/2014	625	575
Cooper Industries, Inc.
4 5.250%, 11/15/2012	425	411
Dover Corp.
4.875%, 10/15/2015	225	213
Hughes Supply Inc.
5.500%, 10/15/2014	425	427
Rockwell International Corp.
6.700%, 1/15/2028	200	218

		305,877

Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.
5.500%, 2/15/2013	550	540
6.650%, 2/15/2033	400	418
Alabama Power Co.
3.500%, 11/15/2007	400	389
5.500%, 10/15/2017	1,300	1,273
American Electric Power Co., Inc.
5.375%, 3/15/2010	325	322
Arizona Public Service Co.
5.800%, 6/30/2014	50	49
4.650%, 5/15/2015	275	249
5.500%, 9/1/2035	100	86
Boston Edison Co.
4.875%, 10/15/2012	75	73
4.875%, 4/15/2014	225	215
CenterPoint Energy Houston
5.700%, 3/15/2013	1,425	1,425
Cincinnati Gas & Electric Co.
5.700%, 9/15/2012	675	673
Cleveland Electric Illumination Co.
7.880%, 11/1/2017	200	234
Columbus Southern Power
5.850%, 10/1/2035	400	379
Commonwealth Edison Co.
3.700%, 2/1/2008	350	339
6.150%, 3/15/2012	350	358
Consolidated Edison Co. of New York
5.375%, 12/15/2015	125	123
5.300%, 3/1/2035	200	180
Constellation Energy Group, Inc.
6.125%, 9/1/2009	825	840
7.000%, 4/1/2012	500	531
4.550%, 6/15/2015	500	454
7.600%, 4/1/2032	250	285
Consumers Energy Co.
4.250%, 4/15/2008	175	171
5.000%, 2/15/2012	725	698
5.375%, 4/15/2013	175	171
5.500%, 8/15/2016	425	409
DTE Energy Co.
7.050%, 6/1/2011	250	265
Detroit Edison Co.
5.700%, 10/1/2037	125	117
Dominion Resources, Inc.
8.125%, 6/15/2010	675	733
6.300%, 3/15/2033	750	726
5.250%, 8/1/2033	200	190
Duke Energy Corp.
6.250%, 1/15/2012	1,225	1,264
5.625%, 11/30/2012	500	501
El Paso Electric Co.
6.000%, 5/15/2035	175	164
Energy East Corp.
6.750%, 6/15/2012	500	530
Entergy Gulf States, Inc.
3.600%, 6/1/2008	250	239
Exelon Corp.
4.900%, 6/15/2015	500	463
FirstEnergy Corp.
6.450%, 11/15/2011	750	777
7.375%, 11/15/2031	850	945
Florida Power & Light Co.
4.850%, 2/1/2013	250	241
5.950%, 10/1/2033	100	100
5.625%, 4/1/2034	225	214
4.950%, 6/1/2035	200	172
5.400%, 9/1/2035	425	393
5.650%, 2/1/2037	450	429
Florida Power Corp.
4.500%, 6/1/2010	700	675
Jersey Central Power & Light
5.625%, 5/1/2016	350	348
Kansas City Power & Light
4 6.050%, 11/15/2035	200	192
MidAmerican Energy Co.
6.750%, 12/30/2031	1,050	1,138
MidAmerican Energy Holdings Co.
5.875%, 10/1/2012	750	757
5.000%, 2/15/2014	300	286
4 6.125%, 4/1/2036	2,150	2,105
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/2012	150	162
4.750%, 3/1/2014	700	663
8.000%, 3/1/2032	600	754
NiSource Finance Corp.
7.875%, 11/15/2010	250	272
5.400%, 7/15/2014	675	655
Oncor Electric Delivery Co.
6.375%, 1/15/2015	175	180
7.250%, 1/15/2033	600	666
PPL Electric Utilities Corp.
6.250%, 8/15/2009	800	819
PPL Energy Supply LLC
6.400%, 11/1/2011	250	258
PSE&G Power LLC
6.950%, 6/1/2012	650	690
5.500%, 12/1/2015	950	920
8.625%, 4/15/2031	550	699
PSI Energy Inc.
5.000%, 9/15/2013	250	239
PacifiCorp
6.900%, 11/15/2011	500	534
5.250%, 6/15/2035	475	426
Pacific Gas & Electric Co.
3.600%, 3/1/2009	850	808
4.200%, 3/1/2011	225	212
4.800%, 3/1/2014	150	142
6.050%, 3/1/2034	1,525	1,494
Pepco Holdings, Inc.
5.500%, 8/15/2007	500	500
6.450%, 8/15/2012	175	180
Progress Energy, Inc.
6.050%, 4/15/2007	450	452
5.850%, 10/30/2008	225	227
7.750%, 3/1/2031	625	727
7.000%, 10/30/2031	550	591
Public Service Co. of Colorado
4.375%, 10/1/2008	725	707
Public Service Co. of New Mexico
4.400%, 9/15/2008	750	728
Puget Sound Energy Inc.
5.483%, 6/1/2035	100	91
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	496
5.300%, 5/15/2033	275	255
Southern California Edison Co.
5.000%, 1/15/2014	225	217
5.000%, 1/15/2016	400	381
6.000%, 1/15/2034	675	669
5.750%, 4/1/2035	275	263
5.625%, 2/1/2036	275	257
Southern Power Co.
6.250%, 7/15/2012	325	333
TXU Energy Co.
6.125%, 3/15/2008	500	504
Union Electric Co.
5.400%, 2/1/2016	350	341
United Utilities PLC
5.375%, 2/1/2019	700	646
Virginia Electric & Power Co.
5.400%, 1/15/2016	700	677
6.000%, 1/15/2036	525	497
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	191
Xcel Energy, Inc.
7.000%, 12/1/2010	600	633
Natural Gas (0.2%)
AGL Capital Corp.
7.125%, 1/14/2011	300	320
Atmos Energy Corp.
4.000%, 10/15/2009	500	475
4.950%, 10/15/2014	1,000	937
Boardwalk Pipelines LLC
5.500%, 2/1/2017	200	193
CenterPoint Energy Resources
7.875%, 4/1/2013	250	279
Consolidated Natural Gas
5.000%, 12/1/2014	350	329
Duke Energy Field Services
7.875%, 8/16/2010	275	298
Enbridge Inc.
4.900%, 3/1/2015	325	310
Energy Transfer Partners LP
4 5.650%, 8/1/2012	275	268
5.950%, 2/1/2015	300	297
Enron Corp.
** 9.125%, 4/1/2003	700	291
** 7.125%, 5/15/2007	300	125
** 6.875%, 10/15/2007	1,000	415
Enterprise Products Operating LP
4.950%, 6/1/2010	475	461
5.600%, 10/15/2014	600	581
6.875%, 3/1/2033	150	154
6.650%, 10/15/2034	150	150
KN Energy, Inc.
7.250%, 3/1/2028	100	107
Kinder Morgan Energy Partners LP
7.125%, 3/15/2012	900	957
5.125%, 11/15/2014	475	452
5.800%, 3/15/2035	300	271
Kinder Morgan, Inc.
6.500%, 9/1/2012	1,175	1,216
6.400%, 1/5/2036	300	293
Magellan Midstream Partners, LP
5.650%, 10/15/2016	150	146
Oneok Inc.
5.200%, 6/15/2015	300	284
6.000%, 6/15/2035	275	258
San Diego Gas & Electric
5.300%, 11/15/2015	350	343
5.350%, 5/15/2035	100	90
Sempra Energy
7.950%, 3/1/2010	100	108
6.000%, 2/1/2013	200	203
Southern California Gas Co.
5.750%, 11/15/2035	725	705
Texas Gas Transmission
4.600%, 6/1/2015	250	228
Trans-Canada Pipelines
4.000%, 6/15/2013	750	686
5.850%, 3/15/2036	125	122
Yosemite Security Trust
**4 8.250%, 11/15/2004	4,000	2,520

		60,876

Total Corporate Bonds
(Cost $901,197)		884,697

Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)

African Development Bank
3.250%, 8/1/2008	600	577
Asian Development Bank
4.500%, 9/4/2012	500	483
5.593%, 7/16/2018	500	512
Bayerische Landesbank
6.625%, 6/25/2007	250	254
2.875%, 10/15/2008	500	472
Canadian Government
5.250%, 11/5/2008	450	452
Canadian Mortgage & Housing
2.950%, 6/2/2008	400	383
China Development Bank
4.750%, 10/8/2014	450	426
5.000%, 10/15/2015	175	166
Corp. Andina de Fomento
5.200%, 5/21/2013	425	413
Development Bank of Japan
4.250%, 6/9/2015	250	230
Eksportfinans
4.750%, 12/15/2008	1,175	1,164
European Investment Bank
2.375%, 6/15/2007	250	242
3.125%, 10/15/2007	1,000	972
3.500%, 3/14/2008	1,775	1,725
3.875%, 8/15/2008	1,625	1,585
4.000%, 3/3/2010	1,400	1,340
4.625%, 5/15/2014	2,000	1,940
Export Development Canada
4.000%, 8/1/2007	350	345
Export-Import Bank of Korea
4.500%, 8/12/2009	725	703
4.625%, 3/16/2010	200	194
5.125%, 3/16/2015	150	144
Federation of Malaysia
8.750%, 6/1/2009	500	547
7.500%, 7/15/2011	250	272
Financement Quebec
5.000%, 10/25/2012	500	492
Hellenic Republic
6.950%, 3/4/2008	525	541
Instituto de Credito Oficial
6.000%, 5/19/2008	750	766
Inter-American Development Bank
6.375%, 10/22/2007	608	620
5.750%, 2/26/2008	750	760
5.375%, 11/18/2008	175	177
5.625%, 4/16/2009	3,000	3,054
8.500%, 3/15/2011	175	200
7.000%, 6/15/2025	250	296
International Bank for Reconstruction & Development
4.125%, 6/24/2009	325	316
4.125%, 8/12/2009	1,775	1,728
International Finance Corp.
3.000%, 4/15/2008	700	673
Japan Finance Corp.
4.625%, 4/21/2015	500	475
Korea Development Bank
4.750%, 7/20/2009	900	880
4.625%, 9/16/2010	600	580
5.750%, 9/10/2013	1,100	1,110
Korea Electric Power
7.750%, 4/1/2013	750	842
Kreditanstalt fur Wiederaufbau
3.250%, 7/16/2007	5,100	4,997
3.750%, 1/24/2008	700	684
4.625%, 11/17/2008	2,125	2,101
4.250%, 6/15/2010	800	774
4.125%, 10/15/2014	450	418
5.125%, 3/14/2016	175	173
Landwirtschaftliche Rentenbank
3.375%, 11/15/2007	1,200	1,170
3.250%, 6/16/2008	300	289
3.875%, 9/4/2008	1,000	973
3.625%, 10/20/2009	225	214
4.875%, 11/16/2015	375	364
Nordic Investment Bank
3.125%, 4/24/2008	400	385
Ontario Hydro Electric
6.100%, 1/30/2008	500	508
7.450%, 3/31/2013	600	678
Pemex Project Funding Master Trust
8.500%, 2/15/2008	475	498
6.125%, 8/15/2008	525	530
3 7.875%, 2/1/2009	1,570	1,649
9.125%, 10/13/2010	250	280
3 8.000%, 11/15/2011	100	108
5.750%, 12/15/2015	1,225	1,172
3 8.625%, 2/1/2022	600	708
4 6.625%, 6/15/2035	500	484
6.625%, 6/15/2035	350	339
People's Republic of China
7.300%, 12/15/2008	200	210
4.750%, 10/29/2013	200	191
Province of British Columbia
5.375%, 10/29/2008	1,000	1,007
Province of Manitoba
7.500%, 2/22/2010	1,000	1,080
Province of New Brunswick
3.500%, 10/23/2007	500	487
Province of Nova Scotia
5.750%, 2/27/2012	250	256
Province of Ontario
3.350%, 7/16/2007	925	905
5.500%, 10/1/2008	150	151
3.625%, 10/21/2009	225	214
5.125%, 7/17/2012	1,800	1,793
4.500%, 2/3/2015	575	544
4.750%, 1/19/2016	750	720
Province of Quebec
5.750%, 2/15/2009	1,000	1,014
5.000%, 7/17/2009	1,250	1,239
4.600%, 5/26/2015	350	330
5.000%, 3/1/2016	200	194
7.125%, 2/9/2024	400	470
7.500%, 9/15/2029	1,000	1,246
Quebec Hydro Electric
6.300%, 5/11/2011	2,000	2,064
8.400%, 1/15/2022	500	650
Region of Lombardy, Italy
5.804%, 10/25/2032	500	506
Republic of Chile
5.625%, 7/23/2007	925	930
7.125%, 1/11/2012	350	379
5.500%, 1/15/2013	100	100
Republic of Hungary
4.750%, 2/3/2015	1,100	1,029
Republic of Italy
3.625%, 9/14/2007	1,500	1,470
3.750%, 12/14/2007	500	489
4.000%, 6/16/2008	1,000	977
6.000%, 2/22/2011	1,175	1,210
5.625%, 6/15/2012	5,025	5,109
4.500%, 1/21/2015	1,375	1,310
6.875%, 9/27/2023	125	143
5.375%, 6/15/2033	1,400	1,346
Republic of Korea
8.875%, 4/15/2008	950	1,023
4.250%, 6/1/2013	1,100	1,019
4.875%, 9/22/2014	400	384
Republic of Poland
6.250%, 7/3/2012	625	649
5.000%, 10/19/2015	375	359
Republic of South Africa
7.375%, 4/25/2012	1,175	1,272
6.500%, 6/2/2014	650	679
8.500%, 6/23/2017	250	302
State of Israel
4.625%, 6/15/2013	200	187
Swedish Export Credit Corp.
4.125%, 10/15/2008	1,050	1,027
United Mexican States
10.375%, 2/17/2009	795	892
9.875%, 2/1/2010	500	571
8.375%, 1/14/2011	4,000	4,424
7.500%, 1/14/2012	145	156
6.375%, 1/16/2013	767	786
5.875%, 1/15/2014	750	745
6.625%, 3/3/2015	343	358
11.375%, 9/15/2016	100	141
5.625%, 1/15/2017	3,925	3,801
8.125%, 12/30/2019	800	940
8.300%, 8/15/2031	1,450	1,752
7.500%, 4/8/2033	250	279
6.750%, 9/27/2034	700	724

Total Sovereign Bonds
(Cost $102,398)		100,780

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	750	706
5.100%, 6/1/2033	3,600	3,368
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	650	636
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	518
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	15	14
4.252%, 1/1/2016	335	309
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	256
5.892%, 6/1/2027	375	387
Oregon School Board Assn
5.528%, 6/30/2028	125	124
Oregon School Board Assn. GO
4.759%, 6/30/2028	300	271
Wisconsin Public Service Rev
4.800%, 5/1/2013	275	265
5.700%, 5/1/2026	325	330

Total Taxable Municipal Bonds
(Cost $7,152)		7,184

Temporary Cash Investments (0.7%)

U.S. Agency Obligation (0.0%)
1 Federal National Mortgage Assn
5 4.419%, 4/12/2006	3,000	2,997

	Shares

Money Market Fund (0.7%)
6 Vanguard Market Liquidity Fund, 4.715%	60,777,899	60,778

Total Temporary Cash Investments
(Cost $63,775)		63,775

Total Investments (100.2%)
(Cost $6,968,031)		8,353,900

Other Assets and Liabilities—Net (-0.2%)	(18,644)

Net Assets (100%)		8,335,256

* Non-income-producing security.
** Non-income-producing security--security in default.
^ Part of security position is on loan to broker/dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $17,310,000, representing 0.2% of net assets.
5 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO - General Obligation Bond.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $6,968,031,000. Net unrealized appreciation of investment securities for tax purposes was $1,385,869,000, consisting of unrealized gains of $1,706,831,000 on securities that had risen in value since their purchase and $320,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	47	15,314	86
Russell 2000 Index	13	5,017	252
S&P MidCap 400 Index	5	1,996	63

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.
(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND
BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER
Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND
BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER
Date:	May 16, 2006
VANGUARD BALANCED INDEX FUND
BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER
Date:	May 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.